Quarterly Holdings Report
for

Fidelity® Series Total Market Index Fund

May 31, 2021

STX-QTLY-0721
1.9892983.102

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 1.1%
Alaska Communication Systems Group, Inc.	40,036	$132,920
Anterix, Inc. (a)	11,006	544,357
AT&T, Inc.	6,558,198	193,007,767
ATN International, Inc.	10,301	486,928
Bandwidth, Inc. (a)(b)	20,858	2,467,293
Cincinnati Bell, Inc. (a)	46,469	715,623
Cogent Communications Group, Inc.	38,881	2,939,404
Consolidated Communications Holdings, Inc. (a)	67,057	627,654
Globalstar, Inc. (a)(b)	571,828	914,925
IDT Corp. Class B (a)(b)	16,587	478,701
Iridium Communications, Inc. (a)	110,097	4,206,806
Liberty Global PLC:
Class A (a)	123,112	3,362,189
Class C (a)	336,351	9,155,474
Liberty Latin America Ltd.:
Class A (a)	32,880	469,198
Class C (a)	151,183	2,174,012
Lumen Technologies, Inc. (b)	912,530	12,629,415
Ooma, Inc. (a)	19,593	380,300
ORBCOMM, Inc. (a)	73,337	820,641
Radius Global Infrastructure, Inc. (a)	55,286	884,576
Verizon Communications, Inc.	3,802,603	214,809,043
Vonage Holdings Corp. (a)	214,951	2,962,025
		454,169,251
Entertainment - 1.8%
Activision Blizzard, Inc.	712,466	69,287,319
AMC Entertainment Holdings, Inc. Class A (a)(b)	347,741	9,082,995
Ballantyne of Omaha, Inc. (a)(b)	19,093	100,238
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	1,458	20,995
Chicken Soup For The Soul Entertainment, Inc. (a)	6,431	250,745
Cinedigm Corp. (a)	73,839	105,590
Cinemark Holdings, Inc. (a)(b)	98,902	2,241,119
CuriosityStream, Inc. Class A (a)(b)	19,248	217,502
Dolphin Entertainment, Inc. (a)(b)	5,671	48,544
Electronic Arts, Inc.	264,609	37,820,564
Gaia, Inc. Class A (a)	11,439	132,807
Lions Gate Entertainment Corp.:
Class A (a)(b)	96,757	1,884,826
Class B (a)	62,811	1,091,655
Live Nation Entertainment, Inc. (a)	132,352	11,926,239
LiveXLive Media, Inc. (a)(b)	50,041	247,203
Madison Square Garden Entertainment Corp. (a)	15,879	1,416,883
Madison Square Garden Sports Corp. (a)	15,889	2,940,101
Marcus Corp. (a)(b)	21,469	453,211
Motorsport Games, Inc. Class A	2,692	43,718
Netflix, Inc. (a)	407,345	204,817,139
Playtika Holding Corp.	63,529	1,742,600
Reading International, Inc. Class A (a)	11,224	73,629
Roku, Inc. Class A (a)	102,222	35,441,390
Sciplay Corp. (A Shares) (a)(b)	21,759	375,343
Skillz, Inc. (a)(b)	216,172	3,672,762
Take-Two Interactive Software, Inc. (a)	106,073	19,682,906
The Walt Disney Co. (a)	1,669,236	298,209,011
Warner Music Group Corp. Class A	80,822	2,900,702
World Wrestling Entertainment, Inc. Class A (b)	42,524	2,374,540
Zynga, Inc. (a)	929,650	10,077,406
		718,679,682
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	273,797	645,298,459
Class C (a)	267,769	645,741,010
ANGI Homeservices, Inc. Class A (a)	71,975	1,020,606
Autoweb, Inc. (a)(b)	2,781	7,954
Bumble, Inc. (b)	46,447	2,216,451
CarGurus, Inc. Class A (a)	81,779	2,307,803
Cars.com, Inc. (a)	62,642	915,200
Creatd, Inc. (a)(b)	12,370	45,398
DHI Group, Inc. (a)	41,671	133,347
Eventbrite, Inc. (a)	63,331	1,285,619
EverQuote, Inc. Class A (a)(b)	10,582	333,650
Facebook, Inc. Class A (a)	2,212,142	727,197,440
IAC (a)	76,641	12,221,940
Izea Worldwide, Inc. (a)	47,317	131,541
Kubient, Inc.	6,147	31,903
Liberty TripAdvisor Holdings, Inc. (a)	65,934	313,846
Match Group, Inc. (a)	247,774	35,525,836
MediaAlpha, Inc. Class A	15,021	635,689
Pinterest, Inc. Class A (a)	490,161	32,007,513
QuinStreet, Inc. (a)	47,372	857,907
Snap, Inc. Class A (a)	853,091	52,994,013
Super League Gaming, Inc. (a)	20,730	94,736
Travelzoo, Inc. (a)	7,224	120,207
TripAdvisor, Inc. (a)	89,143	3,873,263
TrueCar, Inc. (a)	89,115	526,670
Twitter, Inc. (a)	734,689	42,611,962
Vimeo, Inc. (a)	122,949	5,163,858
Yelp, Inc. (a)	64,152	2,573,137
Zedge, Inc. (a)	10,085	125,054
Zillow Group, Inc.:
Class A (a)	41,086	4,860,063
Class C (a)(b)	135,328	15,876,681
Zoominfo Technologies, Inc.	86,854	3,806,811
		2,240,855,567
Media - 1.4%
A.H. Belo Corp. Class A	6,538	11,834
Advantage Solutions, Inc. Class A (a)(b)	97,833	1,232,696
Altice U.S.A., Inc. Class A (a)	224,631	8,100,194
AMC Networks, Inc. Class A (a)(b)	27,562	1,479,528
Audacy, Inc. Class A (a)	109,914	478,126
Boston Omaha Corp. (a)	13,961	428,044
Cable One, Inc.	5,004	9,085,062
Cardlytics, Inc. (a)	28,660	3,053,723
Cbdmd, Inc. (a)	32,675	99,005
Charter Communications, Inc. Class A (a)	130,108	90,363,909
Clear Channel Outdoor Holdings, Inc. (a)	429,689	1,026,957
Comcast Corp. Class A	4,203,727	241,041,706
comScore, Inc. (a)	51,480	205,920
Cumulus Media, Inc. (a)	16,766	184,091
Daily Journal Corp. (a)	760	242,820
Digital Media Solutions, Inc. Class A (a)(b)	10,305	110,264
Discovery Communications, Inc.:
Class A (a)	157,569	5,059,541
Class C (non-vtg.) (a)	258,394	7,764,740
DISH Network Corp. Class A (a)	228,937	9,963,338
E.W. Scripps Co. Class A	53,313	1,130,769
Emerald Expositions Events, Inc. (a)	24,466	138,233
Entravision Communication Corp. Class A	51,714	241,504
Fluent, Inc. (a)	38,078	110,045
Fox Corp.:
Class A	315,572	11,786,614
Class B	134,615	4,883,832
Gannett Co., Inc. (a)(b)	117,845	604,545
Gray Television, Inc.	80,724	1,877,640
Hemisphere Media Group, Inc. (a)	17,324	214,298
iHeartMedia, Inc. (a)	100,803	2,339,638
Insignia Systems, Inc. (a)(b)	212	1,535
Interpublic Group of Companies, Inc.	359,569	12,113,880
John Wiley & Sons, Inc. Class A	40,499	2,566,827
Lee Enterprises, Inc. (a)	5,551	161,590
Liberty Broadband Corp.:
Class A (a)	19,751	3,200,847
Class C (a)	196,904	32,743,166
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	4,269	119,190
Liberty Braves Class C (a)	37,363	1,021,878
Liberty Formula One Group Series C (a)	177,611	7,930,331
Liberty Media Class A (a)	36,482	1,460,739
Liberty SiriusXM Series A (a)	70,610	3,082,833
Liberty SiriusXM Series C (a)	163,036	7,093,696
Loral Space & Communications Ltd.	11,514	435,805
Magnite, Inc. (a)	105,852	3,143,804
Marchex, Inc. Class B (a)	14,738	37,582
MDC Partners, Inc. Class A (a)	46,258	215,562
Mediaco Holding, Inc. (a)	75	227
Meredith Corp. (a)	37,178	1,252,155
MSG Network, Inc. Class A (a)	41,432	638,881
National CineMedia, Inc.	55,023	266,311
News Corp.:
Class A	351,475	9,486,310
Class B	121,635	3,124,803
Nexstar Broadcasting Group, Inc. Class A	39,791	6,044,651
Omnicom Group, Inc.	197,638	16,253,749
Saga Communications, Inc. Class A (a)(b)	4,281	101,074
Salem Communications Corp. Class A (a)	3,196	6,424
Scholastic Corp.	28,589	962,878
Sinclair Broadcast Group, Inc. Class A (b)	43,413	1,462,584
Sirius XM Holdings, Inc. (b)	1,059,369	6,621,056
SRAX, Inc. (a)	15,442	76,438
TechTarget, Inc. (a)	21,854	1,536,555
Tegna, Inc.	201,694	3,910,847
The New York Times Co. Class A	133,029	5,696,302
Thryv Holdings, Inc. (a)	4,359	126,411
Townsquare Media, Inc.	6,126	84,723
Urban One, Inc.:
Class A (a)	2,298	16,890
Class D (non-vtg.) (a)	23,198	111,350
ViacomCBS, Inc.:
Class A (b)	40,200	1,870,908
Class B	508,679	21,578,163
WideOpenWest, Inc. (a)	46,642	777,522
		560,595,093
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	39,202	548,044
Gogo, Inc. (a)(b)	46,303	630,647
NII Holdings, Inc. (a)(c)	62,298	135,187
Shenandoah Telecommunications Co.	48,305	2,409,936
Spok Holdings, Inc.	12,856	150,030
T-Mobile U.S., Inc.	537,395	76,014,523
Telephone & Data Systems, Inc.	91,138	2,344,069
U.S. Cellular Corp. (a)	14,075	531,331
		82,763,767

TOTAL COMMUNICATION SERVICES		4,057,063,360

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.3%
Adient PLC (a)	87,262	4,368,336
American Axle & Manufacturing Holdings, Inc. (a)	101,138	1,132,746
Aptiv PLC (a)	248,630	37,398,925
Autoliv, Inc.	72,502	7,687,387
BorgWarner, Inc.	220,625	11,315,856
Cooper Tire & Rubber Co.	46,187	2,742,584
Cooper-Standard Holding, Inc. (a)	14,934	444,436
Dana, Inc.	135,938	3,687,998
Dorman Products, Inc. (a)	26,179	2,680,206
Fox Factory Holding Corp. (a)	38,522	5,989,401
Gentex Corp.	223,322	7,927,931
Gentherm, Inc. (a)	30,295	2,197,296
Horizon Global Corp. (a)	20,130	196,670
LCI Industries	23,018	3,430,833
Lear Corp.	50,395	9,744,377
Luminar Technologies, Inc. (a)(b)	171,036	3,507,948
Modine Manufacturing Co. (a)	46,785	822,948
Motorcar Parts of America, Inc. (a)	17,573	410,681
Patrick Industries, Inc.	20,339	1,743,052
QuantumScape Corp. Class A (a)(b)	127,026	3,288,703
Standard Motor Products, Inc.	18,551	835,166
Stoneridge, Inc. (a)	24,343	741,001
Strattec Security Corp. (a)	3,505	175,951
Superior Industries International, Inc. (a)	25,832	180,824
Sypris Solutions, Inc. (a)	11,199	36,845
Tenneco, Inc. (a)	46,560	730,061
The Goodyear Tire & Rubber Co. (a)	213,722	4,238,107
Unique Fabricating, Inc. (a)	2,233	7,659
Veoneer, Inc. (a)(b)	86,034	2,036,425
Visteon Corp. (a)	25,414	3,112,198
XL Fleet Corp. (Class A) (a)(b)	90,158	622,090
XPEL, Inc. (a)(b)	15,291	1,253,862
		124,688,503
Automobiles - 1.5%
Arcimoto, Inc. (a)(b)	23,439	228,530
AYRO, Inc. (a)(b)	19,580	95,746
Canoo, Inc. (a)(b)	131,466	1,041,211
Fisker, Inc. (a)(b)	131,401	1,742,377
Ford Motor Co. (a)	3,594,690	52,230,846
General Motors Co. (a)	1,166,287	69,172,482
Harley-Davidson, Inc.	141,458	6,856,469
Lordstown Motors Corp. (a)(b)	90,820	899,118
Tesla, Inc. (a)	706,190	441,524,112
Thor Industries, Inc.	51,279	6,307,317
Winnebago Industries, Inc.	31,004	2,293,056
Workhorse Group, Inc. (a)(b)	99,129	928,839
		583,320,103
Distributors - 0.1%
Core-Mark Holding Co., Inc.	41,136	1,886,497
Educational Development Corp.	7,003	100,843
Funko, Inc. (a)	19,721	517,676
Genuine Parts Co.	133,099	17,451,941
LKQ Corp. (a)	256,704	13,081,636
Pool Corp.	37,048	16,173,304
Weyco Group, Inc.	6,020	123,892
		49,335,789
Diversified Consumer Services - 0.1%
Adtalem Global Education, Inc. (a)	45,565	1,657,655
American Public Education, Inc. (a)	17,447	488,516
Aspen Group, Inc./Co. (a)(b)	16,411	95,512
Bright Horizons Family Solutions, Inc. (a)	56,186	7,766,591
Carriage Services, Inc.	15,044	577,088
Chegg, Inc. (a)	129,462	9,956,922
Frontdoor, Inc. (a)	78,279	4,203,582
Graham Holdings Co.	3,714	2,460,674
Grand Canyon Education, Inc. (a)	43,465	3,952,707
H&R Block, Inc.	168,271	4,176,486
Houghton Mifflin Harcourt Co. (a)	115,913	1,152,175
Laureate Education, Inc. Class A (a)	87,801	1,282,773
Lincoln Educational Services Corp. (a)	20,013	155,101
OneSpaWorld Holdings Ltd. (b)	45,335	508,205
Perdoceo Education Corp. (a)	66,584	811,659
Regis Corp. (a)(b)	21,584	197,278
Select Interior Concepts, Inc. (a)	19,458	217,540
Service Corp. International	155,747	8,257,706
StoneMor, Inc. (a)	110,790	230,443
Strategic Education, Inc.	22,109	1,566,202
Stride, Inc. (a)	38,290	1,029,235
Terminix Global Holdings, Inc. (a)	122,181	6,028,411
Universal Technical Institute, Inc. (a)	26,855	162,473
Vivint Smart Home, Inc. Class A (a)	39,460	548,889
WW International, Inc. (a)	43,007	1,690,175
Xpresspa Group, Inc. (a)(b)	87,529	121,665
Zovio, Inc. (a)	25,669	60,322
		59,355,985
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	49,416	648,338
Airbnb, Inc. Class A	68,012	9,548,885
Allied Esports Entertainment, Inc. (a)(b)	18,221	42,273
ARAMARK Holdings Corp.	233,414	8,718,013
Ark Restaurants Corp. (a)	2,024	40,379
Bally's Corp. (a)(b)	26,459	1,535,416
BBQ Holdings, Inc. (a)	7,671	102,715
Biglari Holdings, Inc. (a)	73	59,841
Biglari Holdings, Inc. (a)	751	120,288
BJ's Restaurants, Inc. (a)(b)	20,671	1,142,693
Bloomin' Brands, Inc. (a)	73,446	2,170,329
Bluegreen Vacations Holding Corp. Class A (a)	14,585	306,139
Boyd Gaming Corp. (a)	74,033	4,766,985
Brinker International, Inc. (a)	41,704	2,562,711
BurgerFi International, Inc. (a)(b)	12,624	133,436
Caesars Entertainment, Inc. (a)	191,602	20,587,635
Carnival Corp. (a)	737,168	21,790,686
Carrols Restaurant Group, Inc.(a)	32,790	193,789
Century Casinos, Inc. (a)	26,700	373,533
Chipotle Mexican Grill, Inc. (a)	25,872	35,495,867
Choice Hotels International, Inc.	26,628	3,219,591
Churchill Downs, Inc.	31,922	6,369,397
Chuy's Holdings, Inc. (a)	18,571	769,768
Cracker Barrel Old Country Store, Inc.	22,128	3,490,028
Darden Restaurants, Inc.	119,889	17,171,701
Dave & Buster's Entertainment, Inc. (a)	43,774	1,850,765
Del Taco Restaurants, Inc.	31,586	320,914
Denny's Corp. (a)(b)	58,508	1,028,571
Dine Brands Global, Inc. (a)	15,369	1,459,287
Domino's Pizza, Inc.	35,814	15,287,922
Dover Motorsports, Inc.	2,946	6,629
DraftKings, Inc. Class A (a)(b)	297,020	14,836,149
Drive Shack, Inc. (a)	69,123	208,060
El Pollo Loco Holdings, Inc. (a)	17,412	293,566
Esports Entertainment Group, Inc. (a)(b)	10,039	114,645
Everi Holdings, Inc. (a)	78,764	1,632,778
Expedia, Inc. (a)	127,495	22,560,240
Extended Stay America, Inc. unit	146,104	2,879,710
Fiesta Restaurant Group, Inc. (a)	15,073	204,842
Full House Resorts, Inc. (a)	22,240	250,422
Golden Entertainment, Inc. (a)	17,297	737,544
Golden Nugget Online Gaming, Inc. (a)	32,213	423,923
Good Times Restaurants, Inc. (a)	10,762	45,523
Hall of Fame Resort & Entertainment Co. (a)(b)	35,736	130,436
Hilton Grand Vacations, Inc. (a)(b)	79,207	3,622,136
Hilton Worldwide Holdings, Inc. (a)	255,065	31,951,993
Hyatt Hotels Corp. Class A (a)	33,264	2,597,253
Inspired Entertainment, Inc. (a)(b)	13,668	156,635
J. Alexanders Holdings, Inc. (a)	8,393	100,800
Jack in the Box, Inc.	20,931	2,377,762
Kura Sushi U.S.A., Inc. Class A (a)(b)	4,051	174,112
Las Vegas Sands Corp. (a)	303,777	17,543,122
Lindblad Expeditions Holdings (a)	28,409	483,521
Luby's, Inc. (a)	15,490	57,158
Marriott International, Inc. Class A (a)	244,352	35,084,060
Marriott Vacations Worldwide Corp. (a)	37,907	6,530,997
McDonald's Corp.	685,153	160,250,435
MGM Resorts International	379,745	16,279,668
Monaker Group, Inc. (a)	16,964	42,410
Monarch Casino & Resort, Inc. (a)	11,986	855,321
Nathan's Famous, Inc.	2,681	173,112
Noodles & Co. (a)	30,050	387,044
Norwegian Cruise Line Holdings Ltd. (a)(b)	334,638	10,674,952
Papa John's International, Inc.	30,171	2,834,565
Penn National Gaming, Inc. (a)	137,101	11,238,169
Planet Fitness, Inc. (a)	75,795	5,970,372
Playa Hotels & Resorts NV (a)	87,173	637,235
PlayAGS, Inc. (a)	33,689	342,954
Potbelly Corp. (a)	21,284	146,647
Rave Restaurant Group, Inc. (a)	2,676	3,987
RCI Hospitality Holdings, Inc.	7,452	577,530
Red Robin Gourmet Burgers, Inc. (a)	14,475	519,074
Red Rock Resorts, Inc. (a)	59,854	2,678,467
Royal Caribbean Cruises Ltd. (a)	202,428	18,880,460
Rush Street Interactive, Inc. (a)(b)	43,061	534,387
Ruth's Hospitality Group, Inc. (a)(b)	28,823	695,787
Scientific Games Corp. Class A (a)	51,513	3,736,753
SeaWorld Entertainment, Inc. (a)	46,872	2,551,243
Shake Shack, Inc. Class A (a)(b)	33,244	3,124,271
Six Flags Entertainment Corp. (a)	69,386	3,152,206
Starbucks Corp.	1,081,941	123,211,441
Target Hospitality Corp. (a)	24,043	92,566
Texas Roadhouse, Inc. Class A	59,873	6,029,810
The Booking Holdings, Inc. (a)	37,660	88,935,973
The Cheesecake Factory, Inc. (a)	38,677	2,274,981
The ONE Group Hospitality, Inc. (a)	18,683	200,282
Travel+Leisure Co.	79,363	5,170,499
Vail Resorts, Inc. (a)	37,010	12,097,829
Wendy's Co.	164,037	3,808,939
Wingstop, Inc.	27,199	3,880,753
Wyndham Hotels & Resorts, Inc.	85,608	6,425,736
Wynn Resorts Ltd. (a)	97,123	12,807,610
Yum! Brands, Inc.	275,391	33,038,658
		850,574,037
Household Durables - 0.6%
Aterian, Inc. (a)(b)	9,238	165,822
Bassett Furniture Industries, Inc.	8,515	257,919
Beazer Homes U.S.A., Inc. (a)	27,965	665,847
Casper Sleep, Inc. (a)	24,684	225,365
Cavco Industries, Inc. (a)	8,230	1,821,052
Century Communities, Inc.	26,673	2,170,649
Comstock Holding Companies, Inc. (a)(b)	441	2,814
D.R. Horton, Inc.	304,582	29,023,619
Dixie Group, Inc. (a)	13,394	37,503
Dream Finders Homes, Inc. (b)	9,376	297,876
Emerson Radio Corp. (a)	6,994	7,903
Ethan Allen Interiors, Inc.	20,711	597,927
Flexsteel Industries, Inc.	6,418	298,309
Garmin Ltd.	137,298	19,529,268
GoPro, Inc. Class A (a)(b)	112,481	1,262,037
Green Brick Partners, Inc. (a)	44,286	1,033,635
Hamilton Beach Brands Holding Co. Class A	7,024	177,005
Harbor Custom Development, Inc. (a)(b)	15,633	49,713
Helen of Troy Ltd. (a)(b)	22,508	4,737,484
Hooker Furniture Corp.	11,124	398,795
Hovnanian Enterprises, Inc. Class A (a)	4,149	590,942
Installed Building Products, Inc.	21,147	2,508,034
iRobot Corp. (a)(b)	25,725	2,513,333
KB Home	81,540	3,816,887
Koss Corp. (a)(b)	3,264	75,300
La-Z-Boy, Inc.	42,565	1,754,955
Landsea Homes Corp. (a)	11,273	101,570
Legacy Housing Corp. (a)(b)	7,948	151,330
Leggett & Platt, Inc.	122,721	6,753,337
Lennar Corp.:
Class A	241,482	23,909,133
Class B	29,589	2,317,115
LGI Homes, Inc. (a)	20,167	3,646,395
Lifetime Brands, Inc.	10,953	164,295
Live Ventures, Inc. (a)	1,508	81,719
Lovesac (a)(b)	9,457	785,120
M.D.C. Holdings, Inc.	50,750	2,940,963
M/I Homes, Inc. (a)	26,751	1,886,481
Meritage Homes Corp. (a)	34,997	3,768,127
Mohawk Industries, Inc. (a)	54,228	11,424,755
Nephros, Inc. (a)	377	3,299
New Home Co., Inc. (a)	11,168	71,475
Newell Brands, Inc.	347,095	9,958,156
Nova LifeStyle, Inc. (a)	1,541	4,608
NVR, Inc. (a)	3,167	15,477,857
PulteGroup, Inc.	244,130	14,108,273
Purple Innovation, Inc. (a)(b)	54,396	1,551,374
Skyline Champion Corp. (a)	47,936	2,427,958
Sonos, Inc. (a)	86,776	3,210,712
Taylor Morrison Home Corp. (a)	120,482	3,568,677
Tempur Sealy International, Inc.	175,360	6,751,360
Toll Brothers, Inc.	102,435	6,682,859
TopBuild Corp. (a)	30,424	6,025,473
TRI Pointe Homes, Inc. (a)	108,896	2,626,572
Tupperware Brands Corp. (a)	45,019	1,154,287
Turtle Beach Corp. (a)	14,889	492,826
Universal Electronics, Inc. (a)	12,712	636,363
VOXX International Corp. (a)	14,657	220,441
Vuzix Corp. (a)	43,533	760,086
Whirlpool Corp.	57,606	13,657,807
ZAGG, Inc. rights (a)(c)	23,001	2,070
		221,342,866
Internet & Direct Marketing Retail - 3.5%
1-800-FLOWERS.com, Inc. Class A (a)(b)	23,622	719,762
Amazon.com, Inc. (a)	393,612	1,268,639,029
Blue Apron Holdings, Inc. Class A (a)(b)	10,326	51,630
CarParts.com, Inc. (a)(b)	32,974	538,795
Chewy, Inc. (a)(b)	69,401	5,109,302
ContextLogic, Inc. (b)	44,127	350,368
Doordash, Inc. (b)	31,274	4,699,857
Duluth Holdings, Inc. (a)(b)	12,610	203,021
eBay, Inc.	595,255	36,239,124
Etsy, Inc. (a)	116,539	19,197,469
Groupon, Inc. (a)	20,590	972,878
GrubHub, Inc. (a)	85,547	5,142,230
iMedia Brands, Inc. (a)(b)	12,912	127,829
Lands' End, Inc. (a)	14,282	365,762
Leaf Group Ltd. (a)	23,737	200,340
Liquidity Services, Inc. (a)	25,255	603,847
Overstock.com, Inc. (a)(b)	39,259	3,353,896
PARTS iD, Inc. (a)	3,233	20,530
PetMed Express, Inc. (b)	17,843	515,663
Porch Group, Inc. Class A (a)	59,398	1,016,894
Poshmark, Inc. (b)	6,050	281,325
PubMatic, Inc. (b)	6,256	184,990
Quotient Technology, Inc. (a)	73,182	860,620
Qurate Retail, Inc. Series A	352,026	4,798,114
Remark Holdings, Inc. (a)(b)	83,320	139,144
Revolve Group, Inc. (a)	30,533	1,692,750
RumbleON, Inc. Class B (a)	1,858	75,082
Shutterstock, Inc.	20,022	1,816,997
Stamps.com, Inc. (a)	16,819	3,156,590
Stitch Fix, Inc. (a)	53,880	2,880,425
The RealReal, Inc. (a)	54,499	952,098
Waitr Holdings, Inc. (a)	86,879	176,364
Wayfair LLC Class A (a)(b)	67,487	20,687,465
		1,385,770,190
Leisure Products - 0.2%
Acushnet Holdings Corp. (b)	31,217	1,660,744
American Outdoor Brands, Inc. (a)	13,105	419,753
AMMO, Inc. (b)	49,780	341,491
Brunswick Corp.	71,770	7,337,047
Callaway Golf Co.	85,996	3,174,972
Clarus Corp.	24,122	571,450
Escalade, Inc.	9,166	224,109
Genius Brands International, Inc. (a)(b)	245,296	431,721
Hasbro, Inc.	117,342	11,261,312
JAKKS Pacific, Inc. (a)	5,182	44,462
Johnson Outdoors, Inc. Class A	6,665	814,396
Malibu Boats, Inc. Class A (a)	19,183	1,504,331
Marine Products Corp.	26,603	432,033
MasterCraft Boat Holdings, Inc. (a)	17,314	480,637
Mattel, Inc. (a)	320,513	6,798,081
Nautilus, Inc. (a)(b)	26,922	484,865
Peloton Interactive, Inc. Class A (a)	242,816	26,785,033
Polaris, Inc.	53,555	7,027,487
Smith & Wesson Brands, Inc.	48,602	1,033,279
Sturm, Ruger & Co., Inc.	16,159	1,275,591
Vista Outdoor, Inc. (a)	53,535	2,333,591
YETI Holdings, Inc. (a)	68,677	6,016,105
		80,452,490
Multiline Retail - 0.5%
Big Lots, Inc. (b)	31,025	1,890,664
Dillard's, Inc. Class A (b)	6,529	861,240
Dollar General Corp.	225,337	45,734,398
Dollar Tree, Inc. (a)	216,577	21,116,258
Franchise Group, Inc.	24,826	917,072
Kohl's Corp.	145,269	8,060,977
Macy's, Inc. (a)	284,525	5,201,117
Nordstrom, Inc. (a)	99,475	3,336,392
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	52,220	4,513,897
Target Corp.	460,570	104,512,544
		196,144,559
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A (a)	57,249	2,444,532
Academy Sports & Outdoors, Inc.	36,468	1,332,176
Advance Auto Parts, Inc.	60,151	11,412,449
America's Car Mart, Inc. (a)	5,716	939,653
American Eagle Outfitters, Inc. (b)	136,938	4,851,713
Arko Corp. (a)	63,006	660,933
Asbury Automotive Group, Inc. (a)	17,974	3,564,064
At Home Group, Inc. (a)	49,907	1,873,509
AutoNation, Inc. (a)	50,609	5,168,697
AutoZone, Inc. (a)	20,387	28,676,354
Barnes & Noble Education, Inc. (a)	29,549	241,415
Bed Bath & Beyond, Inc. (a)(b)	110,115	3,082,119
Best Buy Co., Inc.	211,971	24,639,509
Big 5 Sporting Goods Corp. (b)	19,347	594,920
Blink Charging Co. (a)(b)	28,244	960,296
Boot Barn Holdings, Inc. (a)	26,696	2,039,307
Build-A-Bear Workshop, Inc. (a)	13,150	200,801
Burlington Stores, Inc. (a)	60,945	19,707,785
Caleres, Inc.	34,520	865,762
Camping World Holdings, Inc. (b)	34,390	1,526,572
CarLotz, Inc. Class A (a)(b)	65,382	286,373
CarMax, Inc. (a)	149,816	17,257,305
Carvana Co. Class A (a)(b)	57,793	15,320,346
Chico's FAS, Inc. (a)	109,997	511,486
Citi Trends, Inc. (a)(b)	9,257	771,478
Conn's, Inc. (a)	18,210	422,290
Designer Brands, Inc. Class A (a)(b)	53,392	933,826
Dick's Sporting Goods, Inc.	60,243	5,875,500
Envela Corp. (a)	5,528	23,660
Express, Inc. (a)	59,991	257,361
Five Below, Inc. (a)	51,205	9,427,865
Floor & Decor Holdings, Inc. Class A (a)	96,394	9,476,494
Foot Locker, Inc.	95,285	6,030,588
GameStop Corp. Class A (a)(b)	50,637	11,241,414
Gap, Inc.	188,086	6,291,477
Genesco, Inc. (a)	12,816	704,880
Group 1 Automotive, Inc.	15,929	2,540,357
GrowGeneration Corp. (a)(b)	43,706	1,940,983
Guess?, Inc.	34,500	1,013,265
Haverty Furniture Companies, Inc. (b)	15,568	715,194
Hibbett Sports, Inc. (a)	15,113	1,280,978
J.Jill, Inc. (a)(b)	4,052	77,596
Kirkland's, Inc. (a)(b)	12,076	310,474
L Brands, Inc.	215,292	15,042,452
Lazydays Holdings, Inc. (a)(b)	6,404	148,445
Leslie's, Inc. (b)	63,617	1,855,072
Lithia Motors, Inc. Class A (sub. vtg.)	27,357	9,629,390
LMP Automotive Holdings, Inc. (a)(b)	5,277	79,683
Lowe's Companies, Inc.	671,809	130,888,547
Lumber Liquidators Holdings, Inc. (a)	26,461	602,782
MarineMax, Inc. (a)(b)	20,151	1,036,366
Monro, Inc. (b)	30,157	1,879,987
Murphy U.S.A., Inc.	23,527	3,171,675
National Vision Holdings, Inc. (a)(b)	75,907	3,770,301
O'Reilly Automotive, Inc. (a)	64,440	34,483,133
OneWater Marine, Inc. Class A (a)(b)	9,181	452,072
Party City Holdco, Inc. (a)	101,671	938,423
Penske Automotive Group, Inc.	30,186	2,583,620
Petco Health & Wellness Co., Inc. (b)	66,218	1,499,838
Rent-A-Center, Inc.	44,934	2,777,371
RH (a)(b)	15,049	9,647,161
Ross Stores, Inc.	327,308	41,368,458
Sally Beauty Holdings, Inc. (a)(b)	103,294	2,252,842
Shift Technologies, Inc. Class A (a)(b)	57,724	408,686
Shoe Carnival, Inc.	8,354	563,979
Signet Jewelers Ltd. (a)	47,957	2,905,235
Sleep Number Corp. (a)	23,284	2,595,933
Sonic Automotive, Inc. Class A (sub. vtg.)	21,137	1,019,438
Sportsman's Warehouse Holdings, Inc. (a)	39,476	702,673
The Aaron's Co., Inc.	31,692	1,139,961
The Buckle, Inc. (b)	25,715	1,083,116
The Cato Corp. Class A (sub. vtg.)	19,666	304,036
The Children's Place Retail Stores, Inc. (a)	13,425	1,248,391
The Container Store Group, Inc. (a)	17,981	243,822
The Home Depot, Inc.	989,677	315,617,892
The ODP Corp. (a)	48,958	2,141,423
Tilly's, Inc. (a)	20,521	280,317
TJX Companies, Inc.	1,103,460	74,527,688
Tractor Supply Co.	106,988	19,439,720
TravelCenters of America LLC (a)	13,474	385,626
Ulta Beauty, Inc. (a)	51,881	17,917,622
Urban Outfitters, Inc. (a)	62,515	2,448,087
Vroom, Inc. (b)	32,290	1,427,541
Williams-Sonoma, Inc.	70,749	11,994,785
Winmark Corp.	2,747	537,918
Zumiez, Inc. (a)	18,913	828,768
		931,364,031
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	139,347	7,902,368
Carter's, Inc.	40,250	4,115,160
Charles & Colvard Ltd. (a)	20,680	53,561
Columbia Sportswear Co.	27,992	2,875,618
Crocs, Inc. (a)	59,961	6,070,452
Crown Crafts, Inc.	3,488	27,032
Culp, Inc.	7,752	126,513
Deckers Outdoor Corp. (a)	26,058	8,740,896
Delta Apparel, Inc. (a)	5,735	179,391
Fossil Group, Inc. (a)	42,673	602,543
G-III Apparel Group Ltd. (a)(b)	39,623	1,309,144
Hanesbrands, Inc. (b)	319,104	6,235,292
Iconix Brand Group, Inc. (a)	2,998	6,775
Kontoor Brands, Inc.	42,834	2,742,233
Lakeland Industries, Inc. (a)(b)	7,014	176,893
Levi Strauss & Co. Class A	71,159	1,904,215
lululemon athletica, Inc. (a)	109,168	35,275,456
Movado Group, Inc.	14,693	407,437
NIKE, Inc. Class B	1,169,290	159,561,313
Oxford Industries, Inc. (b)	15,304	1,465,358
PLBY Group, Inc. (a)(b)	14,727	671,109
PVH Corp. (a)	65,088	7,473,404
Ralph Lauren Corp.	44,618	5,536,201
Rocky Brands, Inc.	6,166	359,601
Sequential Brands Group, Inc. (a)(b)	610	4,557
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	125,165	5,945,338
Steven Madden Ltd.	71,193	2,947,390
Superior Group of Companies, Inc.	9,505	242,663
Tapestry, Inc. (a)	256,031	11,493,232
Toughbuilt Industries, Inc. (a)	35,986	25,730
Under Armour, Inc.:
Class A (sub. vtg.) (a)	215,740	4,871,409
Class C (non-vtg.) (a)	127,935	2,438,441
Unifi, Inc. (a)	14,605	402,076
Vera Bradley, Inc. (a)	18,571	213,195
VF Corp.	295,948	23,592,975
Vince Holding Corp. (a)	1,696	19,521
Wolverine World Wide, Inc.	75,832	2,764,835
		308,779,327

TOTAL CONSUMER DISCRETIONARY		4,791,127,880

CONSUMER STAPLES - 5.4%
Beverages - 1.3%
Alkaline Water Co., Inc. (a)(b)	55,224	64,612
Boston Beer Co., Inc. Class A (a)	8,490	8,983,778
Brown-Forman Corp.:
Class A	40,172	3,012,900
Class B (non-vtg.)	179,281	14,407,021
Celsius Holdings, Inc. (a)	24,591	1,611,694
Coca-Cola Bottling Co. Consolidated	4,287	1,735,892
Constellation Brands, Inc. Class A (sub. vtg.)	156,422	37,497,482
Keurig Dr. Pepper, Inc.	531,662	19,650,228
MGP Ingredients, Inc. (b)	11,970	834,189
Molson Coors Beverage Co. Class B (a)	173,666	10,128,201
Monster Beverage Corp. (a)	340,259	32,076,216
National Beverage Corp. (b)	21,285	1,062,760
Newage, Inc. (a)(b)	116,258	275,531
PepsiCo, Inc.	1,267,255	187,477,705
REED'S, Inc. (a)(b)	79,714	78,917
The Coca-Cola Co.	3,564,454	197,078,662
Willamette Valley Vineyards, Inc. (a)	4,326	62,165
		516,037,953
Food & Staples Retailing - 1.2%
Albertsons Companies, Inc. (b)	43,519	835,130
Andersons, Inc.	28,852	896,720
BJ's Wholesale Club Holdings, Inc. (a)	127,099	5,692,764
Casey's General Stores, Inc.	34,169	7,545,882
Chefs' Warehouse Holdings (a)	28,664	881,705
Costco Wholesale Corp.	406,864	153,904,445
Grocery Outlet Holding Corp.(a)(b)	79,665	2,714,187
HF Foods Group, Inc. (a)(b)	31,756	194,029
Ingles Markets, Inc. Class A (b)	13,130	813,272
Kroger Co.	702,732	25,987,029
Natural Grocers by Vitamin Cottage, Inc.	11,428	137,022
Performance Food Group Co. (a)	123,683	6,200,229
PriceSmart, Inc.	21,535	1,901,541
Rite Aid Corp. (a)(b)	50,531	923,201
SpartanNash Co.	35,535	745,169
Sprouts Farmers Market LLC (a)(b)	108,232	2,878,971
Sysco Corp.	470,073	38,075,913
U.S. Foods Holding Corp. (a)	203,651	7,930,170
United Natural Foods, Inc. (a)(b)	51,389	1,950,726
Village Super Market, Inc. Class A (b)	6,722	162,067
Walgreens Boots Alliance, Inc.	660,350	34,774,031
Walmart, Inc.	1,274,040	180,951,901
Weis Markets, Inc. (b)	16,113	819,829
		476,915,933
Food Products - 1.0%
Alico, Inc.	3,449	110,368
AppHarvest, Inc. (a)(b)	56,130	934,565
Arcadia Biosciences, Inc. (a)	27,868	78,866
Archer Daniels Midland Co.	514,437	34,225,494
B&G Foods, Inc. Class A (b)	58,126	1,778,656
Beyond Meat, Inc. (a)(b)	45,516	6,618,937
Bridgford Foods Corp. (a)(b)	1,670	29,509
Bunge Ltd.	129,184	11,215,755
Cal-Maine Foods, Inc. (a)(b)	34,736	1,212,634
Calavo Growers, Inc.	15,824	1,126,669
Campbell Soup Co.	186,686	9,086,008
Coffee Holding Co., Inc. (a)	4,336	25,712
Conagra Brands, Inc.	449,128	17,111,777
Darling Ingredients, Inc. (a)	149,892	10,261,606
Farmer Brothers Co. (a)(b)	15,766	189,823
Flowers Foods, Inc.	180,448	4,346,992
Fresh Del Monte Produce, Inc.	26,766	895,858
Freshpet, Inc. (a)	39,898	7,054,764
General Mills, Inc.	562,951	35,387,100
Hormel Foods Corp. (b)	257,550	12,501,477
Hostess Brands, Inc. Class A (a)(b)	121,859	1,910,749
Ingredion, Inc.	61,979	5,883,666
J&J Snack Foods Corp.	14,306	2,511,847
John B. Sanfilippo & Son, Inc.	8,599	802,373
Kellogg Co. (b)	235,265	15,407,505
Laird Superfood, Inc. (b)	2,597	84,870
Lamb Weston Holdings, Inc.	134,583	11,101,752
Lancaster Colony Corp.	18,260	3,408,594
Landec Corp. (a)	23,956	286,753
Lifeway Foods, Inc. (a)	4,358	24,884
Limoneira Co.	11,631	218,546
McCormick & Co., Inc. (non-vtg.)	228,946	20,389,931
Mission Produce, Inc.	7,779	157,991
Mondelez International, Inc.	1,294,978	82,269,952
Pilgrim's Pride Corp. (a)	43,935	1,056,197
Post Holdings, Inc. (a)	54,835	6,335,088
RiceBran Technologies (a)(b)	47,061	49,885
S&W Seed Co. (a)	28,786	102,478
Sanderson Farms, Inc.	18,200	2,962,050
Seaboard Corp.	237	868,605
Seneca Foods Corp. Class A (a)	6,662	308,051
Tattooed Chef, Inc. (a)(b)	26,715	568,495
The Hain Celestial Group, Inc. (a)	75,225	3,066,171
The Hershey Co.	133,957	23,181,259
The J.M. Smucker Co. (b)	100,602	13,409,241
The Kraft Heinz Co.	597,000	26,023,230
The Simply Good Foods Co. (a)	77,419	2,673,278
Tootsie Roll Industries, Inc. (b)	15,876	496,760
TreeHouse Foods, Inc. (a)	51,507	2,508,906
Tyson Foods, Inc. Class A	271,425	21,578,288
Utz Brands, Inc. Class A (b)	47,042	1,086,670
Vital Farms, Inc. (a)(b)	13,555	288,586
Whole Earth Brands, Inc. Class A (a)	28,853	381,148
		405,596,369
Household Products - 1.1%
Central Garden & Pet Co. (a)	10,731	589,454
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,072	1,718,932
Church & Dwight Co., Inc.	227,492	19,502,889
Colgate-Palmolive Co.	778,675	65,237,392
Energizer Holdings, Inc. (b)	53,356	2,456,510
Kimberly-Clark Corp.	310,817	40,602,025
Ocean Bio-Chem, Inc.	2,872	39,203
Oil-Dri Corp. of America	4,523	165,316
Procter & Gamble Co.	2,262,587	305,109,857
Reynolds Consumer Products, Inc.	51,285	1,545,730
Spectrum Brands Holdings, Inc.	35,229	3,131,506
The Clorox Co.	116,451	20,580,385
WD-40 Co. (b)	12,622	3,089,866
		463,769,065
Personal Products - 0.2%
BellRing Brands, Inc. Class A (a)	35,958	1,031,275
Coty, Inc. Class A (a)	259,878	2,315,513
Cyanotech Corp. (a)	678	2,136
Edgewell Personal Care Co.	49,576	2,249,759
elf Beauty, Inc. (a)	34,691	971,348
Estee Lauder Companies, Inc. Class A	211,154	64,722,924
Guardion Health Sciences, Inc. (a)	18,722	29,394
Herbalife Nutrition Ltd. (a)	80,424	4,227,890
Inter Parfums, Inc.	16,131	1,233,699
Lifemd, Inc. (a)	16,096	207,316
LifeVantage Corp. (a)	10,415	83,008
Mannatech, Inc.	177	4,452
MediFast, Inc.	10,968	3,644,118
Natural Alternatives International, Inc. (a)	3,873	53,409
Natural Health Trends Corp.	6,482	47,254
Nature's Sunshine Products, Inc.	17,784	364,394
Nu Skin Enterprises, Inc. Class A	46,647	2,806,284
Revlon, Inc. (a)(b)	4,806	61,565
Summer Infant, Inc. (a)(b)	1,068	13,767
USANA Health Sciences, Inc. (a)	10,939	1,156,690
Veru, Inc. (a)	56,002	494,498
		85,720,693
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	128,991	580,460
Altria Group, Inc.	1,710,058	84,169,055
Philip Morris International, Inc.	1,432,495	138,135,493
Turning Point Brands, Inc.	11,891	508,578
Universal Corp.	22,750	1,274,910
Vector Group Ltd. (b)	117,843	1,620,341
		226,288,837

TOTAL CONSUMER STAPLES		2,174,328,850

ENERGY - 2.7%
Energy Equipment & Services - 0.3%
Archrock, Inc.	116,041	1,067,577
Aspen Aerogels, Inc. (a)	25,090	508,825
Baker Hughes Co. Class A	671,404	16,382,258
Bristow Group, Inc. (a)	22,277	607,717
Cactus, Inc.	48,363	1,694,640
Championx Corp. (a)	171,555	4,546,208
Core Laboratories NV (b)	41,088	1,717,478
Dawson Geophysical Co. (a)	24,602	58,799
DMC Global, Inc. (a)	14,524	769,336
Dril-Quip, Inc. (a)(b)	32,289	1,082,650
ENGlobal Corp. (a)	10,160	26,010
Enservco Corp. (a)(b)	405	539
Exterran Corp. (a)	20,759	97,982
Forum Energy Technologies, Inc. (a)	4,007	102,339
Frank's International NV (a)	114,909	386,094
FTS International, Inc. Class A (a)	7,919	207,715
Geospace Technologies Corp. (a)	10,614	86,610
Gulf Island Fabrication, Inc. (a)	6,737	33,146
Halliburton Co.	821,369	18,439,734
Helix Energy Solutions Group, Inc. (a)	137,559	719,434
Helmerich & Payne, Inc.	98,212	2,774,489
Independence Contract Drilling, Inc. (a)(b)	1,856	6,477
ION Geophysical Corp. (a)(b)	7,782	15,642
KLX Energy Services Holdings, Inc. (a)	3,118	37,011
Liberty Oilfield Services, Inc. Class A (a)	72,912	1,090,764
Mammoth Energy Services, Inc. (a)(b)	30,582	116,212
MIND Technology, Inc. (a)	6,865	15,240
Nabors Industries Ltd. (a)	6,013	562,937
Natural Gas Services Group, Inc. (a)	10,042	103,734
NCS Multistage Holdings, Inc. (a)	611	17,707
Newpark Resources, Inc. (a)	84,079	280,824
Nextier Oilfield Solutions, Inc. (a)	140,842	598,579
Nine Energy Service, Inc. (a)	8,460	16,835
NOV, Inc. (a)	355,799	5,735,480
Oceaneering International, Inc. (a)	90,078	1,285,413
Oil States International, Inc. (a)	59,855	384,868
Patterson-UTI Energy, Inc.	178,110	1,490,781
Profire Energy, Inc. (a)	12,262	13,488
ProPetro Holding Corp. (a)	73,595	731,534
Ranger Energy Services, Inc. Class A (a)	1,333	10,664
RPC, Inc. (a)	58,523	287,348
Schlumberger Ltd.	1,288,097	40,356,079
SEACOR Marine Holdings, Inc. (a)	17,542	76,132
Select Energy Services, Inc. Class A (a)	59,598	338,517
Smart Sand, Inc. (a)(b)	20,664	52,900
Solaris Oilfield Infrastructure, Inc. Class A	29,196	291,668
Superior Drilling Products, Inc. (a)(b)	7,643	6,001
TechnipFMC PLC (a)	387,618	3,329,639
TETRA Technologies, Inc. (a)	108,812	391,723
Tidewater, Inc. (a)(b)	39,304	540,823
Transocean Ltd. (United States) (a)(b)	530,650	2,005,857
U.S. Silica Holdings, Inc. (a)	67,277	690,262
U.S. Well Services, Inc. (a)(b)	39,918	47,502
		112,238,221
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)(b)	5,550	14,153
Adams Resources & Energy, Inc.	1,020	27,662
Aemetis, Inc. (a)	14,905	202,261
Alto Ingredients, Inc. (a)(b)	58,828	392,383
Altus Midstream Co. (b)	2,141	134,840
American Resources Corp. (a)(b)	9,700	27,742
Amplify Energy Corp. New (a)	31,665	116,844
Antero Midstream GP LP	263,087	2,525,635
Antero Resources Corp. (a)(b)	254,261	3,282,510
APA Corp.	345,880	7,194,304
Arch Resources, Inc. (a)	14,241	812,734
Barnwell Industries, Inc. (a)(b)	839	2,769
Battalion Oil Corp. (a)	6,042	74,921
Berry Petroleum Corp.	68,980	438,713
Bonanza Creek Energy, Inc.	18,251	784,063
Brigham Minerals, Inc. Class A	33,392	605,731
Cabot Oil & Gas Corp. (b)	366,012	6,002,597
Callon Petroleum Co. (a)(b)	42,484	1,634,359
Camber Energy, Inc. (a)(b)	36,376	23,273
Centennial Resource Development, Inc. Class A (a)(b)	167,148	884,213
Centrus Energy Corp. Class A (a)	8,510	187,646
Cheniere Energy, Inc. (a)	212,153	18,011,790
Chevron Corp.	1,775,166	184,244,479
Cimarex Energy Co.	94,824	6,424,326
Clean Energy Fuels Corp. (a)	105,149	832,780
CNX Resources Corp. (a)	201,268	2,741,270
Comstock Resources, Inc. (a)(b)	49,416	278,212
ConocoPhillips Co.	1,246,695	69,490,779
CONSOL Energy, Inc. (a)	28,004	429,581
Contango Oil & Gas Co. (a)	119,855	522,568
Continental Resources, Inc.	56,904	1,853,363
CVR Energy, Inc.	25,809	535,537
Delek U.S. Holdings, Inc.	56,850	1,267,187
Denbury, Inc. (a)	45,623	3,057,653
Devon Energy Corp.	547,167	14,532,756
Diamond S Shipping, Inc. (a)	25,782	275,610
Diamondback Energy, Inc.	166,677	13,345,827
Dorian LPG Ltd. (a)(b)	26,286	373,524
Earthstone Energy, Inc. (a)	24,481	235,262
EOG Resources, Inc.	537,365	43,171,904
EQT Corp. (a)	258,342	5,394,181
Equitrans Midstream Corp.	371,908	3,064,522
Evolution Petroleum Corp.	26,812	98,936
Exxon Mobil Corp.	3,892,971	227,232,717
Falcon Minerals Corp.	35,688	166,306
Gevo, Inc. (a)	168,497	1,273,837
Goodrich Petroleum Corp. (a)	9,614	106,427
Green Plains, Inc. (a)(b)	38,716	1,234,653
Hallador Energy Co. (a)	23,266	56,304
Hess Corp.	252,127	21,133,285
HollyFrontier Corp.	136,711	4,439,006
Houston American Energy Corp. (a)	860	1,428
International Seaways, Inc. (b)	25,531	511,641
Kinder Morgan, Inc.	1,790,001	32,828,618
Kosmos Energy Ltd. (a)	370,896	1,179,449
Laredo Petroleum, Inc. (a)(b)	8,516	478,259
Magnolia Oil & Gas Corp. Class A (a)	122,615	1,584,186
Marathon Oil Corp.	722,549	8,750,068
Marathon Petroleum Corp.	598,768	37,003,862
Matador Resources Co. (b)	100,693	3,085,234
Murphy Oil Corp.	132,016	2,863,427
NACCO Industries, Inc. Class A	3,095	79,201
New Fortress Energy, Inc.	16,278	685,304
Nextdecade Corp. (a)	106,731	205,991
Northern Oil & Gas, Inc.	43,649	794,848
Oasis Petroleum, Inc.	18,220	1,614,474
Occidental Petroleum Corp.	774,453	20,104,800
ONEOK, Inc.	409,387	21,591,070
Overseas Shipholding Group, Inc. (a)(b)	72,216	166,819
Ovintiv, Inc.	240,146	6,395,088
Par Pacific Holdings, Inc. (a)	36,156	503,292
PBF Energy, Inc. Class A (a)	88,122	1,422,289
PDC Energy, Inc.	92,751	3,915,947
Peabody Energy Corp. (a)	64,029	424,512
Pedevco Corp. (a)	16,869	23,279
Penn Virginia Corp. (a)	12,921	249,117
Phillips 66 Co.	402,360	33,886,759
Phx Minerals, Inc. Class A	18,936	54,157
Pioneer Natural Resources Co.	189,452	28,832,700
PrimeEnergy Corp. (a)	351	14,489
Range Resources Corp. (a)(b)	237,103	3,215,117
Renewable Energy Group, Inc. (a)	40,617	2,480,480
Rex American Resources Corp. (a)	4,881	468,722
Riley Exploration Permian, Inc.	1,132	38,986
Ring Energy, Inc. (a)(b)	67,766	152,474
SandRidge Energy, Inc. (a)	31,654	168,083
SilverBow Resources, Inc. (a)	9,345	155,127
SM Energy Co.	98,011	1,950,419
Southwestern Energy Co. (a)	594,080	3,071,394
Talos Energy, Inc. (a)	30,858	437,566
Targa Resources Corp.	210,073	8,163,437
Tellurian, Inc. (a)(b)	191,576	835,271
Texas Pacific Land Corp. (b)	7,143	10,379,636
The Williams Companies, Inc.	1,116,140	29,399,128
Torchlight Energy Resources, Inc. (a)(b)	106,673	253,882
U.S. Energy Corp. (a)	66	264
Uranium Energy Corp. (a)(b)	184,595	577,782
VAALCO Energy, Inc. (a)	50,007	138,019
Valero Energy Corp.	375,995	30,229,998
Vertex Energy, Inc. (a)(b)	20,389	159,238
W&T Offshore, Inc. (a)(b)	88,402	330,623
Westwater Resources, Inc. (a)	21,928	92,317
Whiting Petroleum Corp. (a)	35,711	1,635,207
World Fuel Services Corp.	59,333	1,823,303
		956,600,716

TOTAL ENERGY		1,068,838,937

FINANCIALS - 12.3%
Banks - 4.7%
1st Constitution Bancorp	7,290	153,819
1st Source Corp.	15,422	762,926
ACNB Corp.	7,680	221,184
Allegiance Bancshares, Inc.	18,176	737,219
Altabancorp	12,867	591,882
Amalgamated Financial Corp.	25,480	414,560
Amerant Bancorp, Inc. Class A (a)	19,897	479,916
American National Bankshares, Inc.	9,656	334,870
American River Bankshares	5,576	107,394
Ameris Bancorp	63,883	3,509,732
AmeriServ Financial, Inc.	16,210	67,758
Ames National Corp. (b)	7,757	196,252
Arrow Financial Corp.	13,586	504,041
Associated Banc-Corp.	149,615	3,439,649
Atlantic Capital Bancshares, Inc. (a)	17,974	505,429
Atlantic Union Bankshares Corp.	72,261	2,964,146
Auburn National Bancorp., Inc.	2,294	87,631
Banc of California, Inc.	41,379	724,546
BancFirst Corp.	17,781	1,226,356
Bancorp, Inc., Delaware (a)	47,200	1,144,128
BancorpSouth Bank	88,606	2,709,571
Bank First National Corp.	5,786	412,079
Bank of America Corp.	6,981,780	295,957,654
Bank of Commerce Holdings	14,624	215,704
Bank of Hawaii Corp.	36,932	3,314,278
Bank of Marin Bancorp	11,194	377,350
Bank of South Carolina Corp.	800	16,056
Bank OZK	110,542	4,721,249
Bank7 Corp. (b)	985	17,957
BankFinancial Corp.	15,633	172,745
BankUnited, Inc.	84,981	4,061,242
Bankwell Financial Group, Inc.	5,063	144,599
Banner Corp.	32,204	1,884,900
Bar Harbor Bankshares	13,058	397,486
BayCom Corp. (a)	10,110	187,237
BCB Bancorp, Inc.	13,944	203,722
Berkshire Hills Bancorp, Inc.	46,726	1,296,647
Blue Ridge Bankshares, Inc.	15,915	275,648
BOK Financial Corp.	29,406	2,677,122
Boston Private Financial Holdings, Inc.	75,488	1,157,231
Brookline Bancorp, Inc., Delaware	73,837	1,244,892
Bryn Mawr Bank Corp.	18,386	878,851
Business First Bancshares, Inc.	18,459	450,400
Byline Bancorp, Inc.	22,456	518,284
C & F Financial Corp. (b)	2,675	132,359
Cadence Bancorp Class A	114,224	2,556,333
California Bancorp, Inc. (a)(b)	8,230	155,629
Cambridge Bancorp	6,334	543,141
Camden National Corp.	14,209	676,633
Capital Bancorp, Inc. (a)	7,844	172,490
Capital City Bank Group, Inc.	10,429	279,497
Capstar Financial Holdings, Inc.	17,866	391,087
Carter Bankshares, Inc. (a)	22,254	346,495
Cathay General Bancorp	69,062	2,878,504
CB Financial Services, Inc. (b)	4,110	89,393
CBTX, Inc.	17,063	505,065
Central Pacific Financial Corp.	25,976	719,795
Central Valley Community Bancorp	8,292	176,371
Century Bancorp, Inc. Class A (non-vtg.)	2,648	302,137
Chemung Financial Corp.	3,381	157,555
ChoiceOne Financial Services, Inc. (b)	5,870	151,153
CIT Group, Inc.	91,095	4,826,213
Citigroup, Inc.	1,919,045	151,048,032
Citizens & Northern Corp.	14,034	346,499
Citizens Community Bancorp, Inc.	7,162	96,759
Citizens Financial Group, Inc.	392,136	19,567,586
Citizens Holding Co. (b)	5,474	103,459
City Holding Co.	14,265	1,144,338
Civista Bancshares, Inc.	14,007	332,526
CNB Financial Corp., Pennsylvania	15,311	372,210
Coastal Financial Corp. of Washington (a)	8,333	259,156
Codorus Valley Bancorp, Inc.	6,440	122,102
Colony Bankcorp, Inc. (b)	6,003	110,215
Columbia Banking Systems, Inc.	66,756	2,881,189
Comerica, Inc.	128,182	10,061,005
Commerce Bancshares, Inc.	97,297	7,577,490
Community Bank System, Inc.	49,489	4,014,548
Community Bankers Trust Corp.	17,293	152,870
Community Financial Corp.	4,837	171,568
Community Trust Bancorp, Inc.	14,524	641,670
Community West Bancshares	515	6,226
ConnectOne Bancorp, Inc.	31,296	866,586
County Bancorp, Inc. (b)	4,756	118,424
CrossFirst Bankshares, Inc. (a)	43,440	639,002
Cullen/Frost Bankers, Inc.	51,819	6,255,071
Customers Bancorp, Inc. (a)	26,639	1,008,286
CVB Financial Corp.	119,913	2,659,670
Dime Community Bancshares, Inc.	31,776	1,102,945
Eagle Bancorp Montana, Inc.	5,640	141,056
Eagle Bancorp, Inc.	28,873	1,649,803
East West Bancorp, Inc.	130,517	9,760,061
Eastern Bankshares, Inc.	170,936	3,828,966
Enterprise Bancorp, Inc.	7,272	250,593
Enterprise Financial Services Corp.	29,389	1,452,110
Equity Bancshares, Inc. (a)	12,083	397,047
Esquire Financial Holdings, Inc. (a)	5,652	139,209
Evans Bancorp, Inc.	4,673	176,733
Farmers & Merchants Bancorp, Inc.	9,270	203,940
Farmers National Banc Corp.	23,644	411,406
FB Financial Corp.	29,149	1,219,886
Fidelity D & D Bancorp, Inc. (b)	3,283	182,962
Fifth Third Bancorp	654,980	27,600,857
Financial Institutions, Inc.	14,848	477,066
First Bancorp, North Carolina	26,968	1,196,570
First Bancorp, Puerto Rico	199,395	2,550,262
First Bancshares, Inc.	19,938	778,579
First Bank Hamilton New Jersey	14,305	196,408
First Busey Corp.	47,241	1,265,586
First Business Finance Services, Inc.	6,399	175,397
First Capital, Inc. (b)	2,413	107,620
First Choice Bancorp	9,103	292,479
First Citizens Bancshares, Inc.	6,672	5,741,923
First Commonwealth Financial Corp.	92,768	1,405,435
First Community Bankshares, Inc.	13,851	431,597
First Community Corp.	5,682	114,208
First Financial Bancorp, Ohio	91,338	2,326,379
First Financial Bankshares, Inc. (b)	130,963	6,593,987
First Financial Corp., Indiana	11,329	514,110
First Financial Northwest, Inc.	3,217	46,775
First Foundation, Inc.	37,124	931,812
First Guaranty Bancshares, Inc. (b)	4,272	84,201
First Hawaiian, Inc.	119,449	3,363,684
First Horizon National Corp.	511,481	9,753,943
First Internet Bancorp	8,982	304,669
First Interstate Bancsystem, Inc.	32,451	1,527,469
First Merchants Corp.	51,788	2,399,856
First Mid-Illinois Bancshares, Inc.	14,960	656,744
First Midwest Bancorp, Inc., Delaware	107,286	2,245,496
First National Corp.	3,023	55,774
First Northwest Bancorp	8,889	158,313
First of Long Island Corp.	21,091	474,548
First Republic Bank	162,106	31,033,573
First Savings Financial Group, Inc.	1,501	108,132
First United Corp. (b)	4,902	89,118
First Western Financial, Inc. (a)	5,156	143,079
Flushing Financial Corp.	29,329	685,419
FNB Corp., Pennsylvania	293,456	3,935,245
FNCM Bancorp, Inc. (b)	13,381	98,618
Franklin Financial Services Corp. (b)	3,552	108,585
Fulton Financial Corp.	151,362	2,623,103
FVCBankcorp, Inc. (a)	10,811	191,895
German American Bancorp, Inc.	22,293	931,847
Glacier Bancorp, Inc.	87,616	5,103,632
Great Southern Bancorp, Inc.	10,308	582,299
Great Western Bancorp, Inc.	50,587	1,692,641
Guaranty Bancshares, Inc. Texas	7,923	303,768
Hancock Whitney Corp.	80,616	3,991,298
Hanmi Financial Corp.	28,739	602,944
HarborOne Bancorp, Inc.	54,104	803,444
Hawthorn Bancshares, Inc.	4,837	116,814
HBT Financial, Inc.	10,729	195,161
Heartland Financial U.S.A., Inc.	36,712	1,826,422
Heritage Commerce Corp.	56,419	669,129
Heritage Financial Corp., Washington (b)	33,433	969,891
Hilltop Holdings, Inc. (b)	59,463	2,209,050
Home Bancshares, Inc.	140,946	3,856,283
HomeTrust Bancshares, Inc.	15,052	427,025
Hope Bancorp, Inc.	113,222	1,732,297
Horizon Bancorp, Inc. Indiana	36,197	669,645
Howard Bancorp, Inc. (a)	10,992	185,325
Huntington Bancshares, Inc.	934,212	14,816,602
Independent Bank Corp.	22,037	513,462
Independent Bank Corp., Massachusetts	30,852	2,517,832
Independent Bank Group, Inc.	33,805	2,662,144
International Bancshares Corp.	51,624	2,395,354
Investar Holding Corp. (b)	8,801	198,727
Investors Bancorp, Inc.	206,315	3,069,967
JPMorgan Chase & Co.	2,804,518	460,614,036
KeyCorp	895,013	20,621,100
Lakeland Bancorp, Inc.	47,561	904,135
Lakeland Financial Corp.	23,172	1,429,944
Landmark Bancorp, Inc. (b)	2,490	64,466
LCNB Corp. (b)	11,012	194,252
Level One Bancorp, Inc.	3,979	110,258
Limestone Bancorp, Inc. (a)	399	6,348
Live Oak Bancshares, Inc.	27,618	1,673,098
M&T Bank Corp.	118,867	19,100,738
Macatawa Bank Corp.	22,268	213,773
Mackinac Financial Corp.	8,027	174,025
Mainstreet Bancshares, Inc. (a)(b)	6,493	139,015
Malvern Bancorp, Inc. (a)	4,373	82,212
Mercantile Bank Corp.	15,210	491,283
Meridian Bank/Malvern, PA	5,109	138,301
Metrocity Bankshares, Inc. (b)	19,207	330,552
Metropolitan Bank Holding Corp. (a)	7,734	493,507
Mid Penn Bancorp, Inc.	6,215	175,263
Middlefield Banc Corp.	5,696	136,704
Midland States Bancorp, Inc.	18,355	511,370
MidWestOne Financial Group, Inc.	13,581	428,345
MVB Financial Corp.	9,066	388,659
National Bank Holdings Corp.	29,631	1,173,388
National Bankshares, Inc.	5,352	187,855
NBT Bancorp, Inc.	46,078	1,796,581
Nicolet Bankshares, Inc. (a)(b)	9,011	714,572
Northeast Bank	6,773	198,855
Northrim Bancorp, Inc.	5,206	226,721
Norwood Financial Corp. (b)	6,054	153,832
Oak Valley Bancorp Oakdale California (b)	4,923	93,045
OceanFirst Financial Corp.	54,233	1,199,092
OFG Bancorp	48,062	1,158,294
Ohio Valley Banc Corp. (b)	3,377	79,157
Old National Bancorp, Indiana	156,853	2,988,050
Old Point Financial Corp.	809	19,012
Old Second Bancorp, Inc.	23,325	323,285
Origin Bancorp, Inc.	19,863	876,951
Orrstown Financial Services, Inc.	10,087	254,596
Pacific Mercantile Bancorp (a)	20,792	177,148
Pacific Premier Bancorp, Inc.	86,974	3,998,195
PacWest Bancorp	106,731	4,821,039
Park National Corp.	12,859	1,626,921
Parke Bancorp, Inc.	9,191	197,607
Partners Bancorp (b)	1,304	10,236
PCB Bancorp	12,461	199,999
Peapack-Gladstone Financial Corp.	15,655	520,059
Penns Woods Bancorp, Inc.	5,549	142,110
Peoples Bancorp of North Carolina (b)	3,901	97,096
Peoples Bancorp, Inc.	19,405	630,274
Peoples Financial Services Corp.	5,861	252,902
Peoples United Financial, Inc.	389,107	7,358,013
Pinnacle Financial Partners, Inc.	70,440	6,404,405
Plumas Bancorp (b)	2,198	66,885
PNC Financial Services Group, Inc.	389,889	75,903,591
Popular, Inc.	77,259	6,305,107
Preferred Bank, Los Angeles	12,607	860,932
Premier Financial Bancorp, Inc.	11,625	216,806
Primis Financial Corp.	16,321	240,408
Professional Holdings Corp. (A Shares) (a)	12,143	222,217
Prosperity Bancshares, Inc.	85,998	6,471,350
QCR Holdings, Inc.	13,909	664,989
RBB Bancorp	11,023	268,961
Red River Bancshares, Inc. (b)	5,150	281,242
Regions Financial Corp.	887,442	20,775,017
Reliant Bancorp, Inc.	14,425	427,701
Renasant Corp.	52,132	2,305,277
Republic Bancorp, Inc., Kentucky Class A	8,345	387,625
Republic First Bancorp, Inc. (a)	44,175	182,001
Richmond Mutual Bancorp., Inc. (b)	11,286	164,888
Riverview Financial Corp.	525	5,633
S&T Bancorp, Inc.	36,677	1,244,451
Salisbury Bancorp, Inc. (b)	2,142	99,624
Sandy Spring Bancorp, Inc.	43,678	2,029,280
SB Financial Group, Inc.	6,036	119,513
Seacoast Banking Corp., Florida	51,530	1,910,217
Select Bancorp, Inc. New (a)	15,766	221,985
ServisFirst Bancshares, Inc.	43,175	2,998,936
Shore Bancshares, Inc.	11,188	192,322
Sierra Bancorp	13,611	377,297
Signature Bank	52,522	13,117,370
Silvergate Capital Corp. (a)	17,253	1,921,984
Simmons First National Corp. Class A	99,256	3,027,308
SmartFinancial, Inc.	12,034	291,825
South Plains Financial, Inc.	7,946	186,413
South State Corp.	65,918	5,854,178
Southern First Bancshares, Inc. (a)	6,343	338,906
Southside Bancshares, Inc.	28,943	1,239,918
Spirit of Texas Bancshares, Inc.	11,417	263,504
Sterling Bancorp	176,926	4,713,309
Stock Yards Bancorp, Inc.	19,698	1,058,571
Summit Financial Group, Inc.	7,446	177,438
SVB Financial Group (a)	49,685	28,960,890
Synovus Financial Corp.	138,075	6,782,244
TCF Financial Corp.	141,532	6,722,770
Texas Capital Bancshares, Inc. (a)	46,158	3,179,363
The Bank of Princeton	4,220	124,195
The First Bancorp, Inc.	8,187	257,891
Tompkins Financial Corp.	11,388	924,136
TowneBank	65,716	2,104,883
Trico Bancshares	24,377	1,168,877
TriState Capital Holdings, Inc. (a)	25,198	579,302
Triumph Bancorp, Inc. (a)	20,839	1,745,266
Truist Financial Corp.	1,239,274	76,562,348
Trustmark Corp.	60,798	2,039,773
U.S. Bancorp	1,256,343	76,360,528
UMB Financial Corp.	40,148	3,882,713
Umpqua Holdings Corp.	203,705	3,886,691
Union Bankshares, Inc.	1,475	49,722
United Bancshares, Inc.	205	6,386
United Bankshares, Inc., West Virginia	118,257	4,871,006
United Community Bank, Inc.	80,812	2,794,479
United Security Bancshares, California	12,691	107,874
Unity Bancorp, Inc.	6,190	150,046
Univest Corp. of Pennsylvania	27,915	814,001
Valley National Bancorp	378,079	5,414,091
Veritex Holdings, Inc.	46,854	1,645,981
Virginia National Bank Corp. (b)	552	17,912
Washington Trust Bancorp, Inc.	16,403	902,001
Webster Financial Corp.	82,529	4,677,744
Wells Fargo & Co.	3,801,526	177,607,295
WesBanco, Inc.	63,575	2,474,339
West Bancorp., Inc. (b)	13,174	367,818
Westamerica Bancorp.	27,673	1,735,927
Western Alliance Bancorp.	95,315	9,532,453
Wintrust Financial Corp.	52,016	4,183,127
Zions Bancorp NA	151,866	8,790,004
		1,898,690,642
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	39,181	6,425,684
Ameriprise Financial, Inc.	107,412	27,909,934
Apollo Global Management LLC Class A (b)	193,900	11,118,226
Ares Management Corp.	99,095	5,468,062
Artisan Partners Asset Management, Inc.	56,496	2,885,816
Ashford, Inc. (a)	920	17,094
Assetmark Financial Holdings, Inc. (a)	17,569	457,848
Associated Capital Group, Inc.	2,749	100,751
B. Riley Financial, Inc.	16,433	1,210,126
Bank of New York Mellon Corp.	742,706	38,680,128
BGC Partners, Inc. Class A	297,252	1,753,787
BlackRock, Inc. Class A	130,441	114,401,975
Blucora, Inc. (a)	44,060	764,000
BrightSphere Investment Group, Inc.	54,479	1,213,247
Carlyle Group LP	107,070	4,672,535
Cboe Global Markets, Inc.	99,033	11,022,373
Charles Schwab Corp.	1,376,487	101,653,565
CME Group, Inc.	330,215	72,237,833
Cohen & Co., Inc. (a)	202	4,738
Cohen & Steers, Inc.	23,287	1,702,978
Coinbase Global, Inc. (a)(b)	14,216	3,362,653
Cowen Group, Inc. Class A (b)	24,995	983,053
Diamond Hill Investment Group, Inc.	2,874	504,128
Donnelley Financial Solutions, Inc. (a)	27,699	825,707
Evercore, Inc. Class A	38,475	5,611,964
FactSet Research Systems, Inc.	34,928	11,678,526
Federated Hermes, Inc. Class B (non-vtg.)	85,920	2,732,256
Focus Financial Partners, Inc. Class A (a)	36,918	1,871,373
Franklin Resources, Inc.	251,255	8,595,434
GAMCO Investors, Inc. Class A	4,820	123,440
GCM Grosvenor, Inc. Class A (b)	30,311	362,216
Goldman Sachs Group, Inc.	316,184	117,626,772
Greenhill & Co., Inc.	14,352	249,868
Hamilton Lane, Inc. Class A	29,557	2,671,066
Hennessy Advisors, Inc. (b)	1,863	16,991
Heritage Global, Inc. (a)	30,061	85,073
Houlihan Lokey	47,169	3,532,486
Interactive Brokers Group, Inc.	73,955	4,974,213
Intercontinental Exchange, Inc.	515,759	58,218,876
Invesco Ltd.	346,266	9,878,969
Janus Henderson Group PLC	157,719	6,073,759
KKR & Co. LP	530,380	29,536,862
Lazard Ltd. Class A	104,305	4,921,110
LPL Financial	73,151	10,817,570
Manning & Napier, Inc. Class A	11,569	94,287
MarketAxess Holdings, Inc.	35,027	16,341,497
Moelis & Co. Class A	53,423	2,868,281
Moody's Corp.	147,847	49,580,491
Morgan Stanley	1,379,346	125,451,519
Morningstar, Inc.	19,702	4,649,475
MSCI, Inc.	75,962	35,560,091
NASDAQ, Inc.	106,079	17,763,989
Northern Trust Corp.	192,016	23,270,419
Open Lending Corp. (a)	90,849	3,504,954
Oppenheimer Holdings, Inc. Class A (non-vtg.)	8,908	445,133
Piper Jaffray Companies	13,093	1,668,834
PJT Partners, Inc.	22,160	1,613,691
Pzena Investment Management, Inc.	14,804	171,726
Raymond James Financial, Inc.	112,116	14,865,460
S&P Global, Inc.	221,111	83,904,991
Safeguard Scientifics, Inc. (a)(b)	19,693	137,654
Sculptor Capital Management, Inc. Class A	17,694	462,344
SEI Investments Co.	109,304	6,934,246
Siebert Financial Corp. (a)(b)	4,792	19,839
Silvercrest Asset Management Group Class A	6,395	101,808
State Street Corp.	323,816	28,165,516
StepStone Group, Inc. Class A	24,622	780,517
Stifel Financial Corp.	96,900	6,713,232
StoneX Group, Inc. (a)	15,253	1,032,628
T. Rowe Price Group, Inc.	209,567	40,100,645
The Blackstone Group LP	628,709	58,262,463
Tradeweb Markets, Inc. Class A	93,863	7,863,842
U.S. Global Investments, Inc. Class A (b)	9,994	62,163
Value Line, Inc.	459	14,183
Victory Capital Holdings, Inc.	14,578	437,632
Virtu Financial, Inc. Class A (b)	73,765	2,246,144
Virtus Investment Partners, Inc.	6,573	1,848,525
Westwood Holdings Group, Inc.	6,565	129,527
WisdomTree Investments, Inc.	108,069	724,062
		1,226,746,873
Consumer Finance - 0.7%
Ally Financial, Inc.	343,586	18,797,590
American Express Co.	599,727	96,034,285
Atlanticus Holdings Corp. (a)	5,666	224,430
Capital One Financial Corp.	422,513	67,931,640
Consumer Portfolio Services, Inc. (a)	13,429	62,579
Credit Acceptance Corp. (a)(b)	10,613	4,748,893
CURO Group Holdings Corp.	15,158	250,259
Discover Financial Services	282,461	33,121,377
Elevate Credit, Inc. (a)	16,945	61,849
Encore Capital Group, Inc. (a)(b)	29,124	1,348,150
Enova International, Inc. (a)	33,373	1,263,836
EZCORP, Inc. (non-vtg.) Class A (a)	50,097	368,213
First Cash Financial Services, Inc.	37,850	3,017,402
Green Dot Corp. Class A (a)	49,488	2,008,718
LendingClub Corp. (a)	74,096	1,132,187
LendingTree, Inc. (a)	9,846	2,020,892
Medallion Financial Corp. (a)	17,110	157,070
Navient Corp.	170,031	3,106,466
Nelnet, Inc. Class A	19,340	1,460,557
Nicholas Financial, Inc. (a)	1,682	17,661
OneMain Holdings, Inc.	83,798	4,846,876
Oportun Financial Corp. (a)	15,336	292,611
PRA Group, Inc. (a)	42,435	1,651,995
PROG Holdings, Inc.	61,944	3,265,688
Regional Management Corp.	9,574	447,489
Santander Consumer U.S.A. Holdings, Inc.	64,323	2,437,842
SLM Corp.	306,990	6,216,548
Synchrony Financial	500,994	23,752,126
Upstart Holdings, Inc. (b)	11,387	1,687,781
World Acceptance Corp. (a)(b)	3,520	565,347
		282,298,357
Diversified Financial Services - 1.3%
A-Mark Precious Metals, Inc.	4,175	222,611
Alerus Financial Corp.	12,634	416,290
Berkshire Hathaway, Inc. Class B (a)	1,752,568	507,263,282
Cannae Holdings, Inc. (a)	78,710	2,821,754
Equitable Holdings, Inc.	364,869	11,584,591
FlexShopper, Inc. (a)	9,764	26,363
Jefferies Financial Group, Inc.	185,604	5,963,457
LM Funding America, Inc. (a)(b)	6,573	29,316
Marlin Business Services Corp.	10,279	231,483
SWK Holdings Corp. (a)	4,092	65,840
Voya Financial, Inc.	114,719	7,516,389
		536,141,376
Insurance - 2.1%
AFLAC, Inc.	588,393	33,350,115
Alleghany Corp. (a)	12,826	9,190,727
Allstate Corp.	278,240	38,010,366
AMBAC Financial Group, Inc. (a)	42,712	644,524
American Equity Investment Life Holding Co.	78,800	2,403,400
American Financial Group, Inc.	64,608	8,596,740
American International Group, Inc.	797,571	42,143,652
American National Group, Inc.	8,415	1,262,418
Amerisafe, Inc.	17,024	1,115,583
Aon PLC	207,669	52,617,095
Arch Capital Group Ltd. (a)	369,969	14,758,063
Argo Group International Holdings, Ltd.	31,341	1,681,131
Arthur J. Gallagher & Co.	188,647	27,657,537
Assurant, Inc.	53,367	8,600,092
Assured Guaranty Ltd.	69,792	3,324,193
Athene Holding Ltd. (a)	114,205	7,152,659
Atlantic American Corp.	6,710	29,054
Axis Capital Holdings Ltd.	73,671	3,951,712
Brighthouse Financial, Inc. (a)	80,459	3,915,135
Brown & Brown, Inc.	214,725	11,277,357
BRP Group, Inc. (a)	39,877	980,177
Chubb Ltd.	413,981	70,372,630
Cincinnati Financial Corp.	138,039	16,800,727
Citizens, Inc. Class A (a)(b)	41,311	215,643
CNA Financial Corp.	25,960	1,241,148
CNO Financial Group, Inc.	122,577	3,255,645
Crawford & Co.:
Class A	15,147	146,471
Class B	8,760	81,818
Donegal Group, Inc. Class A	13,630	208,403
eHealth, Inc. (a)(b)	23,832	1,555,038
Employers Holdings, Inc.	27,322	1,152,988
Enstar Group Ltd. (a)	12,144	3,083,240
Erie Indemnity Co. Class A	23,380	4,702,419
Everest Re Group Ltd.	36,624	9,520,775
Fednat Holding Co.	5,728	27,437
FG Financial Group, Inc. (a)	3,476	28,295
Fidelity National Financial, Inc.	267,542	12,571,799
First American Financial Corp.	100,943	6,491,644
Genworth Financial, Inc. Class A (a)	460,462	1,933,940
Globe Life, Inc.	87,222	9,194,943
GoHealth, Inc. (a)	38,990	443,316
Goosehead Insurance	15,418	1,385,616
Greenlight Capital Re, Ltd. (a)	24,616	227,698
Hallmark Financial Services, Inc. (a)	17,730	78,012
Hanover Insurance Group, Inc.	33,326	4,648,644
Hartford Financial Services Group, Inc.	329,766	21,550,208
HCI Group, Inc. (b)	6,368	513,006
Heritage Insurance Holdings, Inc.	22,428	186,825
Horace Mann Educators Corp.	38,291	1,526,662
Independence Holding Co.	6,314	277,942
Investors Title Co.	1,326	235,816
James River Group Holdings Ltd.	33,648	1,174,988
Kemper Corp.	56,648	4,241,236
Kingstone Companies, Inc.	6,183	49,649
Kinsale Capital Group, Inc.	20,117	3,348,676
Lemonade, Inc. (a)(b)	16,180	1,463,805
Lincoln National Corp.	167,005	11,655,279
Loews Corp.	208,012	12,143,741
Maiden Holdings Ltd. (a)	59,880	210,778
Markel Corp. (a)	12,668	15,524,507
Marsh & McLennan Companies, Inc.	466,533	64,544,841
MBIA, Inc. (a)(b)	44,110	440,659
Mercury General Corp.	24,854	1,580,714
MetLife, Inc.	691,625	45,204,610
MetroMile, Inc. (a)(b)	65,766	557,696
Midwest Holding, Inc.	853	35,434
National Western Life Group, Inc.	2,123	520,177
NI Holdings, Inc. (a)(b)	6,998	133,382
Old Republic International Corp.	259,939	6,825,998
Palomar Holdings, Inc. (a)	20,038	1,462,774
Primerica, Inc.	36,605	5,937,697
Principal Financial Group, Inc.	232,698	15,216,122
ProAssurance Corp.	50,000	1,217,500
Progressive Corp.	538,623	53,366,767
ProSight Global, Inc. (a)	8,518	109,030
Protective Insurance Corp. Class B	11,452	266,832
Prudential Financial, Inc.	365,586	39,106,734
Reinsurance Group of America, Inc.	62,738	7,906,870
Reliance Global Group, Inc. (a)(b)	7,434	28,621
RenaissanceRe Holdings Ltd.	46,724	7,201,103
RLI Corp.	36,510	3,851,075
Root, Inc. (b)	22,845	208,346
Safety Insurance Group, Inc.	12,881	1,096,302
Selective Insurance Group, Inc.	54,823	4,126,527
Selectquote, Inc.	40,779	828,629
Siriuspoint Ltd. (a)	78,325	823,979
State Auto Financial Corp.	15,807	298,752
Stewart Information Services Corp.	24,750	1,493,663
The Travelers Companies, Inc.	232,058	37,059,663
Tiptree, Inc.	14,709	158,416
Trean Insurance Group, Inc. (a)	10,745	180,516
Trupanion, Inc. (a)	30,888	2,785,171
United Fire Group, Inc.	19,558	599,453
United Insurance Holdings Corp.	14,642	82,581
Universal Insurance Holdings, Inc.	23,974	338,033
Unum Group	186,894	5,788,107
W.R. Berkley Corp.	128,333	10,008,691
Watford Holdings Ltd. (a)	17,908	625,706
White Mountains Insurance Group Ltd.	2,855	3,407,043
Willis Towers Watson PLC	118,643	31,008,534
		852,565,885
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp. (a)	9,778	150,777
AG Mortgage Investment Trust, Inc.	41,609	177,254
AGNC Investment Corp.	489,722	9,079,446
Annaly Capital Management, Inc.	1,276,709	11,835,092
Apollo Commercial Real Estate Finance, Inc.	116,681	1,826,058
Arbor Realty Trust, Inc.	107,497	1,960,745
Ares Commercial Real Estate Corp.	35,666	541,053
Arlington Asset Investment Corp. (a)	30,324	123,419
Armour Residential REIT, Inc.	60,730	728,153
Blackstone Mortgage Trust, Inc.	134,555	4,309,797
Broadmark Realty Capital, Inc.	114,141	1,174,511
Capstead Mortgage Corp.	89,524	577,430
Cherry Hill Mortgage Investment Corp.	13,705	134,583
Chimera Investment Corp.	212,178	2,998,075
Colony NorthStar Credit Real Estate, Inc.	73,481	694,395
Dynex Capital, Inc.	24,297	475,006
Ellington Financial LLC	39,968	754,596
Ellington Residential Mortgage REIT	7,020	86,135
Granite Point Mortgage Trust, Inc.	49,376	710,027
Great Ajax Corp.	20,256	255,226
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	73,868	3,635,044
Invesco Mortgage Capital, Inc. (b)	211,328	718,515
KKR Real Estate Finance Trust, Inc.	26,919	575,528
Ladder Capital Corp. Class A	117,480	1,374,516
Lument Finance Trust, Inc.	15,897	60,091
MFA Financial, Inc.	413,699	1,807,865
New Residential Investment Corp.	429,786	4,547,136
New York Mortgage Trust, Inc.	344,150	1,555,558
Nexpoint Real Estate Finance, Inc.	3,868	77,476
Orchid Island Capital, Inc. (b)	84,274	460,979
PennyMac Mortgage Investment Trust	88,824	1,740,950
Ready Capital Corp.	54,989	836,933
Redwood Trust, Inc.	102,155	1,136,985
Sachem Capital Corp.	14,416	74,387
Starwood Property Trust, Inc.	265,657	6,745,031
TPG RE Finance Trust, Inc.	55,434	722,859
Tremont Mortgage Trust	5,426	33,153
Two Harbors Investment Corp.	246,957	1,775,621
Western Asset Mortgage Capital Corp.	69,658	230,568
		66,700,973
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	47,461	2,250,126
Bridgewater Bancshares, Inc. (a)	21,548	374,073
Broadway Financial Corp. (a)	18,026	43,443
Capitol Federal Financial, Inc.	116,136	1,502,800
Cf Bankshares, Inc.	410	8,093
Columbia Financial, Inc. (a)	48,359	859,339
ESSA Bancorp, Inc.	6,972	110,506
Essent Group Ltd.	105,708	5,057,071
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	7,834	794,838
FFBW, Inc. (a)	4,260	48,053
Flagstar Bancorp, Inc.	45,589	2,087,976
FS Bancorp, Inc.	3,739	266,142
Guild Holdings Co. Class A	6,801	106,776
Hingham Institution for Savings	1,575	457,144
Home Bancorp, Inc.	6,852	266,200
HomeStreet, Inc.	20,358	916,517
Impac Mortgage Holdings, Inc. (a)(b)	6,758	12,570
Kearny Financial Corp.	74,381	975,135
loanDepot, Inc. (b)	3,419	57,952
Luther Burbank Corp.	15,778	191,545
Merchants Bancorp	15,519	666,541
Meridian Bancorp, Inc. Maryland	50,227	1,107,505
Meta Financial Group, Inc.	29,851	1,582,402
MGIC Investment Corp.	310,700	4,573,504
MMA Capital Management, LLC (a)(b)	3,726	100,826
Mr. Cooper Group, Inc. (a)	66,426	2,297,675
New York Community Bancorp, Inc.	427,638	5,118,827
NMI Holdings, Inc. (a)	79,141	1,914,421
Northfield Bancorp, Inc.	45,911	777,273
Northwest Bancshares, Inc.	116,543	1,650,249
Ocwen Financial Corp. (a)	7,290	239,039
OP Bancorp (b)	10,936	113,406
PCSB Financial Corp.	13,638	250,666
PDL Community Bancorp (a)	6,281	87,934
Pennymac Financial Services, Inc.	36,444	2,281,759
Pioneer Bancorp, Inc. (a)	8,267	100,940
Premier Financial Corp.	34,423	1,049,902
Provident Bancorp, Inc.	17,089	288,462
Provident Financial Holdings, Inc.	2,705	47,067
Provident Financial Services, Inc.	67,770	1,711,870
Prudential Bancorp, Inc.	6,181	85,730
Radian Group, Inc.	176,456	4,120,248
Randolph Bancorp, Inc. (a)	4,697	104,179
Riverview Bancorp, Inc.	15,295	105,077
Rocket Cos., Inc. (b)	105,402	1,866,669
Security National Financial Corp. Class A	10,891	94,861
Severn Bancorp, Inc.	11,661	141,448
Southern Missouri Bancorp, Inc.	7,018	310,196
Standard AVB Financial Corp.	3,975	131,175
Sterling Bancorp, Inc. (a)	13,300	63,973
Territorial Bancorp, Inc.	7,652	199,870
TFS Financial Corp.	46,265	1,025,232
Timberland Bancorp, Inc.	7,141	208,232
Trustco Bank Corp., New York	19,822	775,635
UWM Holdings Corp. Class A (b)	47,032	418,114
Velocity Financial, Inc. (a)	9,206	99,333
Walker & Dunlop, Inc.	27,101	2,751,836
Washington Federal, Inc.	67,982	2,266,520
Waterstone Financial, Inc.	22,596	446,949
Western New England Bancorp, Inc.	23,468	199,713
WSFS Financial Corp.	43,374	2,307,931
		60,069,488

TOTAL FINANCIALS		4,923,213,594

HEALTH CARE - 13.2%
Biotechnology - 2.5%
180 Life Sciences Corp. (a)(b)	14,647	125,085
4D Molecular Therapeutics, Inc.	8,364	222,148
89Bio, Inc. (a)(b)	8,522	161,066
AbbVie, Inc.	1,623,843	183,819,028
Abeona Therapeutics, Inc. (a)(b)	50,441	83,228
ACADIA Pharmaceuticals, Inc. (a)	107,334	2,397,842
Acceleron Pharma, Inc. (a)	48,895	6,399,867
Achieve Life Sciences, Inc. (a)	4,689	37,559
Acorda Therapeutics, Inc. (a)(b)	4,836	17,990
Actinium Pharmaceuticals, Inc. (a)	10,961	89,442
Adamas Pharmaceuticals, Inc. (a)	37,496	207,353
Adicet Bio, Inc. (a)	10,626	142,601
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditx Therapeutics, Inc. (a)(b)	10,229	28,743
ADMA Biologics, Inc. (a)(b)	101,631	177,854
Advaxis, Inc. (a)	55,640	26,596
Adverum Biotechnologies, Inc. (a)	79,490	275,035
Aeglea BioTherapeutics, Inc. (a)	36,693	242,541
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)(b)	138,288	589,107
AgeX Therapeutics, Inc. (a)	10,213	12,971
Agios Pharmaceuticals, Inc. (a)(b)	52,993	2,955,950
Aikido Pharma, Inc. (a)	82,272	88,031
Aileron Therapeutics, Inc. (a)	69,639	85,656
AIM ImmunoTech, Inc. (a)(b)	33,706	69,434
Akebia Therapeutics, Inc. (a)(b)	145,625	511,144
Akero Therapeutics, Inc. (a)(b)	15,249	399,219
Akouos, Inc. (a)	14,236	185,922
Albireo Pharma, Inc. (a)	15,707	525,399
Aldeyra Therapeutics, Inc. (a)	42,588	533,202
Alector, Inc. (a)(b)	48,957	871,435
Alexion Pharmaceuticals, Inc. (a)	202,029	35,668,220
Aligos Therapeutics, Inc. (b)	10,211	284,683
Alkermes PLC (a)	145,877	3,307,032
Allakos, Inc. (a)	29,132	2,955,150
Allena Pharmaceuticals, Inc. (a)	52,533	57,261
Allogene Therapeutics, Inc. (a)	60,795	1,562,432
Allovir, Inc. (a)	14,804	347,006
Alnylam Pharmaceuticals, Inc. (a)	108,048	15,341,736
Alpine Immune Sciences, Inc. (a)(b)	9,052	96,494
Altimmune, Inc. (a)(b)	27,623	349,431
ALX Oncology Holdings, Inc. (a)	10,531	595,633
Amgen, Inc.	531,036	126,354,706
Amicus Therapeutics, Inc. (a)	238,721	2,210,556
AnaptysBio, Inc. (a)	19,149	457,087
Anavex Life Sciences Corp. (a)(b)	63,858	795,032
Anika Therapeutics, Inc. (a)(b)	13,138	612,888
Anixa Biosciences, Inc. (a)(b)	20,942	83,140
Annexon, Inc. (a)	14,355	303,178
Annovis Bio, Inc. (a)(b)	2,986	134,669
Apellis Pharmaceuticals, Inc. (a)	53,381	3,004,283
Applied Genetic Technologies Corp. (a)(b)	30,917	123,977
Applied Molecular Transport, Inc. (b)	12,917	619,241
Applied Therapeutics, Inc. (a)	15,423	296,584
Aprea Therapeutics, Inc. (a)(b)	9,373	39,554
Aptevo Therapeutics, Inc. (a)	4,235	110,618
Aptinyx, Inc. (a)(b)	35,916	91,227
AquaBounty Technologies, Inc. (a)	53,966	293,575
Aravive, Inc. (a)(b)	13,565	69,588
Arbutus Biopharma Corp. (a)(b)	68,418	193,623
ARCA Biopharma, Inc. (a)(b)	12,631	44,082
Arcturus Therapeutics Holdings, Inc. (a)(b)	18,749	547,846
Arcus Biosciences, Inc. (a)	41,371	1,026,828
Arcutis Biotherapeutics, Inc. (a)	25,217	664,468
Ardelyx, Inc. (a)(b)	59,460	425,139
Arena Pharmaceuticals, Inc. (a)	54,514	3,331,351
Aridis Pharmaceuticals, Inc. (a)(b)	2,503	14,467
Armata Pharmaceuticals, Inc. (a)	4,981	19,924
Arrowhead Pharmaceuticals, Inc. (a)(b)	96,044	6,972,794
Assembly Biosciences, Inc. (a)(b)	36,397	144,496
Atara Biotherapeutics, Inc. (a)	77,577	1,051,944
Athenex, Inc. (a)(b)	65,485	307,125
Athersys, Inc. (a)(b)	177,010	295,607
Atossa Therapeutics, Inc. (a)(b)	58,337	187,845
Atreca, Inc. (a)(b)	26,937	242,972
aTyr Pharma, Inc. (a)	14,256	64,722
AVEO Pharmaceuticals, Inc. (a)	23,334	170,338
Avid Bioservices, Inc. (a)	52,077	1,108,199
Avidity Biosciences, Inc. (b)	16,269	386,226
Avita Therapeutics, Inc. (a)	20,526	370,700
AVROBIO, Inc. (a)	33,403	300,293
Axcella Health, Inc. (a)(b)	14,609	46,603
AzurRx BioPharma, Inc. (a)(b)	22,223	18,890
Beam Therapeutics, Inc. (a)(b)	24,452	1,912,880
Bellicum Pharmaceuticals, Inc. (a)(b)	2,237	6,666
Bio Path Holdings, Inc. (a)	9,683	55,193
BioAtla, Inc. (b)	10,204	439,282
BioCardia, Inc. (a)(b)	10,166	41,579
Biocept, Inc. (a)(b)	12,210	55,189
BioCryst Pharmaceuticals, Inc. (a)(b)	164,592	2,595,616
Biogen, Inc. (a)	140,140	37,484,647
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	48,175	4,191,225
BioMarin Pharmaceutical, Inc. (a)	167,740	12,966,302
BioVie, Inc. (b)	1,557	21,409
BioXcel Therapeutics, Inc. (a)(b)	13,686	452,049
Black Diamond Therapeutics, Inc. (a)(b)	13,623	178,734
bluebird bio, Inc. (a)	61,750	1,921,660
Blueprint Medicines Corp. (a)	54,057	4,938,107
Bolt Biotherapeutics, Inc.	10,712	187,567
BrainStorm Cell Therpeutic, Inc. (a)(b)	20,241	72,463
Brickell Biotech, Inc. (a)(b)	68,718	56,019
BridgeBio Pharma, Inc. (a)(b)	88,756	5,254,355
C4 Therapeutics, Inc. (b)	9,180	339,201
Cabaletta Bio, Inc. (a)(b)	11,744	133,177
Calithera Biosciences, Inc. (a)	64,387	146,802
Calyxt, Inc. (a)	14,195	61,180
Capricor Therapeutics, Inc. (a)(b)	16,006	60,663
Cardiff Oncology, Inc. (a)	23,136	194,342
CareDx, Inc. (a)	47,519	3,820,528
CASI Pharmaceuticals, Inc. (a)	67,356	107,770
Catabasis Pharmaceuticals, Inc. (a)	15,182	30,971
Catalyst Biosciences, Inc. (a)	34,507	147,345
Catalyst Pharmaceutical Partners, Inc. (a)	92,513	511,597
Cel-Sci Corp. (a)(b)	37,399	804,452
Celcuity, Inc. (a)	6,990	189,359
Celldex Therapeutics, Inc. (a)	36,251	1,013,215
Cellectar Biosciences, Inc. (a)(b)	47,983	78,692
Celsion Corp. (a)	64,578	76,202
Cerevel Therapeutics Holdings (a)(b)	36,252	475,626
Checkmate Pharmaceuticals, Inc.	2,926	19,780
Checkpoint Therapeutics, Inc. (a)(b)	49,933	133,820
ChemoCentryx, Inc. (a)	45,917	466,058
Chimerix, Inc. (a)	65,396	511,397
Chinook Therapeutics, Inc. (a)	32,941	543,527
Chinook Therapeutics, Inc. rights (a)(c)	8,006	400
Cidara Therapeutics, Inc. (a)	51,928	104,895
Clene, Inc. (a)	20,291	231,317
Cleveland Biolabs, Inc. (a)	8,699	46,975
Clovis Oncology, Inc. (a)(b)	96,869	496,938
Codiak Biosciences, Inc. (b)	8,492	192,089
Cogent Biosciences, Inc. (a)(b)	24,702	213,919
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)(b)	25,615	32,019
Coherus BioSciences, Inc. (a)(b)	56,901	748,817
Concert Pharmaceuticals, Inc. (a)	20,686	83,158
Constellation Pharmaceuticals, Inc. (a)	28,719	568,923
ContraFect Corp. (a)	19,016	76,825
Corbus Pharmaceuticals Holdings, Inc. (a)	71,930	156,088
Cortexyme, Inc. (a)(b)	11,555	478,030
Corvus Pharmaceuticals, Inc. (a)(b)	23,838	65,316
Crinetics Pharmaceuticals, Inc. (a)	18,490	324,500
CTI BioPharma Corp. (a)	56,892	135,972
Cue Biopharma, Inc. (a)	26,771	383,896
Cullinan Oncology, Inc.	11,424	339,636
Curis, Inc. (a)	68,719	989,554
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	61,031
Cyclerion Therapeutics, Inc. (a)	21,485	69,611
Cyclo Therapeutics, Inc. (a)	4,492	37,194
Cytokinetics, Inc. (a)	64,694	1,412,270
CytomX Therapeutics, Inc. (a)	63,328	453,428
Decibel Therapeutics, Inc.	5,106	45,699
Deciphera Pharmaceuticals, Inc. (a)	37,317	1,259,076
Denali Therapeutics, Inc. (a)	74,253	4,721,748
DermTech, Inc. (a)(b)	21,949	898,153
DiaMedica Therapeutics, Inc. (a)	15,883	117,693
Dicerna Pharmaceuticals, Inc. (a)	61,650	2,009,790
Diffusion Pharmaceuticals, Inc. (a)	82,947	58,229
Dyadic International, Inc. (a)(b)	15,307	57,707
Dynavax Technologies Corp. (a)(b)	92,825	761,165
Dyne Therapeutics, Inc. (b)	16,052	306,754
Eagle Pharmaceuticals, Inc. (a)	11,170	442,555
Edesa Biotech, Inc. (a)	10,140	63,578
Editas Medicine, Inc. (a)(b)	61,737	2,095,971
Eiger Biopharmaceuticals, Inc. (a)	29,703	233,466
Eledon Pharmaceuticals, Inc. (a)	14,736	140,287
Emergent BioSolutions, Inc. (a)	41,504	2,517,218
Enanta Pharmaceuticals, Inc. (a)	17,132	833,643
Enochian Biosciences, Inc. (a)(b)	16,088	65,478
Epizyme, Inc. (a)(b)	85,609	704,562
Equillium, Inc. (a)	16,678	109,408
Esperion Therapeutics, Inc. (a)(b)	26,790	533,389
Evelo Biosciences, Inc. (a)(b)	25,337	340,023
Exact Sciences Corp. (a)	155,876	17,228,974
Exelixis, Inc. (a)	289,031	6,517,649
Exicure, Inc. (a)	54,440	90,915
F-star Therapeutics, Inc. (a)	6,167	45,882
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)	73,658	5,642,203
FibroGen, Inc. (a)	76,784	1,631,660
Flexion Therapeutics, Inc. (a)(b)	38,308	320,638
Foghorn Therapeutics, Inc.	8,232	85,695
Forma Therapeutics Holdings, Inc.	18,124	508,741
Forte Biosciences, Inc. (a)(b)	8,942	317,799
Fortress Biotech, Inc. (a)	66,810	269,244
Frequency Therapeutics, Inc. (a)(b)	28,462	251,889
G1 Therapeutics, Inc. (a)(b)	30,198	655,901
Galectin Therapeutics, Inc. (a)(b)	44,525	176,764
Galera Therapeutics, Inc. (a)	7,383	63,272
Gemini Therapeutics, Inc. (b)	29,602	364,105
Generation Bio Co. (b)	19,096	654,229
Genocea Biosciences, Inc. (a)(b)	12,239	28,884
Genprex, Inc. (a)(b)	33,966	127,033
GeoVax Labs, Inc. (a)	5,820	31,544
Geron Corp. (a)	268,742	370,864
Gilead Sciences, Inc.	1,155,760	76,407,294
Global Blood Therapeutics, Inc. (a)	57,258	2,200,425
GlycoMimetics, Inc. (a)(b)	37,261	95,016
Gossamer Bio, Inc. (a)(b)	45,392	384,470
Greenwich Lifesciences, Inc.	1,509	55,954
Gritstone Bio, Inc. (a)(b)	16,096	148,083
Gt Biopharma, Inc. (a)(b)	17,045	293,856
Halozyme Therapeutics, Inc. (a)	117,317	4,858,097
Harpoon Therapeutics, Inc. (a)	21,292	439,041
Heat Biologics, Inc. (a)(b)	18,320	121,095
Heron Therapeutics, Inc. (a)(b)	73,985	981,781
Histogen, Inc. (a)	1,077	1,066
Homology Medicines, Inc. (a)	31,937	212,062
Hookipa Pharma, Inc. (a)(b)	20,079	335,119
Humanigen, Inc. (a)(b)	37,926	767,243
iBio, Inc. (a)	187,004	271,156
Ideaya Biosciences, Inc. (a)	14,294	288,024
Idera Pharmaceuticals, Inc. (a)(b)	29,945	35,036
IGM Biosciences, Inc. (a)	6,682	498,811
Immucell Corp. (a)	7,193	70,276
Immunic, Inc. (a)	14,334	193,652
ImmunityBio, Inc. (a)(b)	36,599	642,312
ImmunoGen, Inc. (a)	183,298	1,132,782
Immunome, Inc.	2,936	61,421
Immunovant, Inc. (a)	44,951	681,457
Incyte Corp. (a)	172,263	14,432,194
Infinity Pharmaceuticals, Inc. (a)	83,305	277,406
Inhibrx, Inc. (a)	7,232	153,029
Inmune Bio, Inc. (a)	7,798	105,741
Inovio Pharmaceuticals, Inc. (a)(b)	187,306	1,414,160
Inozyme Pharma, Inc. (a)(b)	7,168	117,268
Insmed, Inc. (a)	106,180	2,612,028
Intellia Therapeutics, Inc. (a)	57,693	4,323,513
Intercept Pharmaceuticals, Inc. (a)(b)	23,009	382,640
Invitae Corp. (a)(b)	158,747	4,568,739
Ionis Pharmaceuticals, Inc. (a)	131,017	4,880,383
Iovance Biotherapeutics, Inc. (a)	124,979	2,320,860
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	147,206	1,703,173
IsoRay, Inc. (a)	145,306	116,245
iTeos Therapeutics, Inc. (a)	9,503	195,192
Iveric Bio, Inc. (a)	76,752	542,637
Jounce Therapeutics, Inc. (a)	22,783	178,847
Kadmon Holdings, Inc. (a)	139,211	534,570
Kalvista Pharmaceuticals, Inc. (a)	15,600	421,200
Karuna Therapeutics, Inc. (a)	16,976	1,898,256
Karyopharm Therapeutics, Inc. (a)(b)	56,805	527,150
Keros Therapeutics, Inc. (a)	5,792	316,012
Kezar Life Sciences, Inc. (a)	31,497	180,163
Kindred Biosciences, Inc. (a)	30,176	145,750
Kiniksa Pharmaceuticals Ltd. (a)	22,523	306,988
Kinnate Biopharma, Inc. (b)	11,928	280,069
Kintara Therapeutics, Inc. (a)(b)	34,112	54,920
Kodiak Sciences, Inc. (a)(b)	29,029	2,427,405
Kronos Bio, Inc. (b)	12,596	307,468
Krystal Biotech, Inc. (a)	16,183	1,055,779
Kura Oncology, Inc. (a)	60,753	1,351,754
Kymera Therapeutics, Inc. (a)(b)	7,938	381,738
La Jolla Pharmaceutical Co. (a)(b)	15,615	67,145
Lantern Pharma, Inc. (a)	7,003	105,885
Larimar Therapeutics, Inc. (a)(b)	11,789	97,967
Leap Therapeutics, Inc. (a)	35,441	57,414
Lexicon Pharmaceuticals, Inc. (a)(b)	65,700	288,423
Ligand Pharmaceuticals, Inc. Class B (a)	15,039	1,770,090
Lineage Cell Therapeutics, Inc. (a)(b)	133,403	316,165
LogicBio Therapeutics, Inc. (a)(b)	11,987	52,383
Lumos Pharma, Inc. (a)	1,359	14,242
Macrogenics, Inc. (a)	51,253	1,649,834
Madrigal Pharmaceuticals, Inc. (a)	9,111	1,023,165
Magenta Therapeutics, Inc. (a)	25,845	319,186
MannKind Corp. (a)(b)	226,111	999,411
Marker Therapeutics, Inc. (a)	19,609	57,062
Matinas BioPharma Holdings, Inc. (a)(b)	143,987	110,870
MediciNova, Inc. (a)(b)	40,673	171,640
MEI Pharma, Inc. (a)	84,794	244,207
Merrimack Pharmaceuticals, Inc. (a)(b)	14,294	91,482
Mersana Therapeutics, Inc. (a)	50,578	724,277
Metacrine, Inc.	3,004	12,376
Millendo Therapeutics, Inc. (a)	6,045	7,194
MiMedx Group, Inc. (a)	89,593	957,749
Minerva Neurosciences, Inc. (a)	26,227	77,370
Mirati Therapeutics, Inc. (a)	41,709	6,596,278
Mirum Pharmaceuticals, Inc. (a)(b)	11,753	194,395
Moderna, Inc. (a)	279,546	51,718,805
Molecular Templates, Inc. (a)(b)	37,640	336,502
Moleculin Biotech, Inc. (a)	33,890	125,393
Morphic Holding, Inc. (a)	13,805	681,415
Mustang Bio, Inc. (a)	45,377	152,013
Myovant Sciences Ltd. (a)(b)	37,163	870,729
Myriad Genetics, Inc. (a)	68,584	1,964,932
NanoViricides, Inc. (a)	3,748	13,455
Natera, Inc. (a)	72,653	6,839,553
Navidea Biopharmaceuticals, Inc. (a)	17,813	30,282
Neoleukin Therapeutics, Inc. (a)	30,724	308,162
Neubase Therapeutics, Inc. (a)(b)	16,148	83,485
Neurobo Pharmaceuticals, Inc. (a)	885	2,496
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	86,764	8,348,432
Neximmune, Inc.	6,586	122,368
NextCure, Inc. (a)	14,443	113,378
Nkarta, Inc. (a)(b)	14,950	364,033
Novavax, Inc. (a)	62,631	9,245,588
Nurix Therapeutics, Inc. (a)(b)	11,849	330,587
Ocugen, Inc. (a)(b)	174,273	1,521,403
Olema Pharmaceuticals, Inc. (b)	10,787	301,605
OncoCyte Corp. (a)	68,920	304,626
Oncorus, Inc. (a)	8,810	151,532
OncoSec Medical, Inc. (a)	22,064	88,477
Oncternal Therapeutics, Inc. (a)	36,659	208,590
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)	12,790	28,010
Opko Health, Inc. (a)(b)	399,538	1,526,235
Oragenics, Inc. (a)	102,900	70,672
Organogenesis Holdings, Inc. Class A (a)	45,127	804,614
Organovo Holdings, Inc. (a)(b)	4,972	46,737
Orgenesis, Inc. (a)(b)	20,758	100,261
ORIC Pharmaceuticals, Inc. (a)	12,857	293,782
Outlook Therapeutics, Inc. (a)	86,570	232,008
Ovid Therapeutics, Inc. (a)(b)	44,541	184,845
Oyster Point Pharma, Inc. (a)(b)	11,137	199,575
Palatin Technologies, Inc. (a)(b)	172,465	94,770
Palisade Bio, Inc. (a)(b)	20	76
Palisade Bio, Inc. rights (a)(c)	122	0
Passage Bio, Inc. (a)	21,195	280,834
PDL BioPharma, Inc. (a)(c)	91,243	225,370
PDS Biotechnology Corp. (a)	19,481	237,668
PhaseBio Pharmaceuticals, Inc. (a)(b)	9,554	32,293
Pieris Pharmaceuticals, Inc. (a)	61,257	210,724
PMV Pharmaceuticals, Inc. (b)	11,335	389,924
Polarityte, Inc. (a)(b)	64,648	73,699
Poseida Therapeutics, Inc. (a)(b)	13,931	117,717
Praxis Precision Medicines, Inc.	9,523	186,556
Precigen, Inc. (a)(b)	84,658	558,743
Precision BioSciences, Inc. (a)(b)	38,039	400,551
Prelude Therapeutics, Inc. (b)	10,657	370,437
Protagonist Therapeutics, Inc. (a)	36,686	1,288,045
Protara Therapeutics, Inc. (a)	7,043	66,768
Prothena Corp. PLC (a)	23,473	684,707
PTC Therapeutics, Inc. (a)	64,876	2,547,681
Puma Biotechnology, Inc. (a)	29,628	312,575
Qualigen Therapeutics, Inc. (a)(b)	12,716	24,288
Radius Health, Inc. (a)	42,071	811,550
RAPT Therapeutics, Inc. (a)(b)	7,643	147,510
Recro Pharma, Inc. (a)(b)	29,255	66,994
Regeneron Pharmaceuticals, Inc. (a)	96,871	48,670,897
REGENXBIO, Inc. (a)	33,093	1,167,190
Regulus Therapeutics, Inc. (a)(b)	71,542	70,562
Relay Therapeutics, Inc. (a)(b)	19,220	617,346
Repligen Corp. (a)	47,085	8,598,192
Replimune Group, Inc. (a)	23,379	911,080
Revolution Medicines, Inc. (a)(b)	43,241	1,293,338
Rhythm Pharmaceuticals, Inc. (a)	33,674	660,347
Rigel Pharmaceuticals, Inc. (a)(b)	152,901	568,792
Rocket Pharmaceuticals, Inc. (a)(b)	39,735	1,688,738
Rubius Therapeutics, Inc. (a)	39,091	954,993
Sage Therapeutics, Inc. (a)	47,668	3,317,693
Salarius Pharmaceuticals, Inc. (a)(b)	26,227	33,571
Salarius Pharmaceuticals, Inc. rights (a)(c)	2,725	335
Sana Biotechnology, Inc. (b)	22,137	464,213
Sangamo Therapeutics, Inc. (a)(b)	109,147	1,176,605
Sarepta Therapeutics, Inc. (a)	72,712	5,500,663
Savara, Inc. (a)(b)	43,651	78,572
Scholar Rock Holding Corp. (a)(b)	19,808	532,241
Seagen, Inc. (a)	117,020	18,179,057
Selecta Biosciences, Inc. (a)	78,859	342,248
Sellas Life Sciences Group, Inc. (a)	10,650	127,374
Sensei Biotherapeutics, Inc.	4,859	60,397
Seres Therapeutics, Inc. (a)(b)	52,019	1,098,121
Sesen Bio, Inc. (a)	152,299	510,202
Shattuck Labs, Inc.	11,106	301,417
Sigilon Therapeutics, Inc. (b)	7,155	83,499
Silverback Therapeutics, Inc. (b)	11,371	313,044
Soleno Therapeutics, Inc. (a)(b)	39,023	40,194
Solid Biosciences, Inc. (a)(b)	31,088	118,134
Soligenix, Inc. (a)(b)	18,600	18,972
Sorrento Therapeutics, Inc. (a)(b)	215,791	1,622,748
Spectrum Pharmaceuticals, Inc. (a)(b)	126,963	438,022
Spero Therapeutics, Inc. (a)(b)	20,291	294,220
Springworks Therapeutics, Inc. (a)(b)	25,158	2,051,383
Spruce Biosciences, Inc. (b)	6,682	94,417
SQZ Biotechnologies Co.	5,859	79,507
Stoke Therapeutics, Inc. (a)(b)	18,598	737,597
Surface Oncology, Inc. (a)(b)	18,787	169,834
Sutro Biopharma, Inc. (a)	31,814	592,059
Synaptogenix, Inc. (a)	114	838
Syndax Pharmaceuticals, Inc. (a)(b)	32,939	605,089
Synlogic, Inc. (a)	10,050	37,587
Synthetic Biologics, Inc. (a)	90,816	47,678
Syros Pharmaceuticals, Inc. (a)	52,837	340,799
T2 Biosystems, Inc. (a)(b)	141,446	196,610
Taysha Gene Therapies, Inc. (b)	8,793	197,843
TCR2 Therapeutics, Inc. (a)	24,258	464,541
Tenax Therapeutics, Inc. (a)	19,302	37,639
TG Therapeutics, Inc. (a)	105,438	3,676,623
TONIX Pharmaceuticals Holding (a)(b)	305,950	361,021
TRACON Pharmaceuticals, Inc. (a)	12,447	75,055
Translate Bio, Inc. (a)(b)	63,998	1,152,604
Travere Therapeutics, Inc. (a)	51,489	781,088
Trevena, Inc. (a)	142,081	247,221
Turning Point Therapeutics, Inc. (a)	39,802	2,634,096
Twist Bioscience Corp. (a)	38,328	4,112,978
Tyme Technologies, Inc. (a)(b)	73,839	113,712
Ultragenyx Pharmaceutical, Inc. (a)	58,352	5,934,982
uniQure B.V. (a)	34,052	1,182,626
United Therapeutics Corp. (a)	41,191	7,657,407
UNITY Biotechnology, Inc. (a)	29,654	132,850
Vanda Pharmaceuticals, Inc. (a)	50,191	887,879
Vaxart, Inc. (a)(b)	104,453	691,479
Vaxcyte, Inc.	16,102	339,269
VBI Vaccines, Inc. (a)	212,022	684,831
Veracyte, Inc. (a)	61,350	2,395,718
Verastem, Inc. (a)	148,124	573,240
Vericel Corp. (a)(b)	42,224	2,385,656
Vertex Pharmaceuticals, Inc. (a)	239,176	49,899,289
Viking Therapeutics, Inc. (a)(b)	56,505	296,086
Vincerx Pharma, Inc. (a)	10,076	139,855
Vir Biotechnology, Inc. (a)(b)	59,413	2,489,999
Viracta Therapeutics, Inc. (a)(b)	4,142	42,994
Viridian Therapeutics, Inc. (a)	2,217	39,928
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
VistaGen Therapeutics, Inc. (a)	123,951	321,033
Vor Biopharma, Inc. (a)(b)	9,497	200,387
Voyager Therapeutics, Inc. (a)(b)	20,589	87,709
vTv Therapeutics, Inc. Class A (a)(b)	25,250	62,115
Vyant Bio, Inc. (a)(b)	7,639	28,188
X4 Pharmaceuticals, Inc. (a)	14,321	136,050
Xbiotech, Inc. (a)	12,283	211,882
Xencor, Inc. (a)	53,113	2,042,726
XOMA Corp. (a)(b)	10,259	302,333
Y-mAbs Therapeutics, Inc. (a)	24,751	886,828
Yield10 Bioscience, Inc. (a)	5,106	42,073
Yumanity Therapeutics, Inc. (a)(b)	1,222	18,794
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (a)(b)	13,052	728,954
ZIOPHARM Oncology, Inc. (a)(b)	187,974	571,441
		1,012,096,761
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	1,628,856	190,006,052
Abiomed, Inc. (a)	41,692	11,864,709
Accelerate Diagnostics, Inc. (a)	27,619	209,628
Accuray, Inc. (a)	90,576	385,854
Acutus Medical, Inc. (a)(b)	9,860	160,422
Aethlon Medical, Inc. (a)	8,866	15,427
Align Technology, Inc. (a)	66,260	39,103,339
Allied Healthcare Products, Inc. (a)(b)	2,823	10,558
Alphatec Holdings, Inc. (a)	54,300	787,350
Angiodynamics, Inc. (a)	34,960	808,275
Antares Pharma, Inc. (a)	139,238	552,775
Apollo Endosurgery, Inc. (a)	8,047	57,938
Apyx Medical Corp. (a)	26,344	257,908
Asensus Surgical, Inc. (a)(b)	123,554	289,116
Aspira Women's Health, Inc. (a)(b)	59,485	332,521
Atricure, Inc. (a)	42,683	3,189,701
Atrion Corp. (b)	1,260	782,460
Avanos Medical, Inc. (a)	43,510	1,744,751
Avinger, Inc. (a)(b)	91,748	96,335
AxoGen, Inc. (a)	32,980	669,494
Axonics Modulation Technologies, Inc. (a)	32,563	1,878,559
Baxter International, Inc.	464,383	38,135,132
Becton, Dickinson & Co.	267,277	64,651,634
Bellerophon Therapeutics, Inc. (a)	5,753	23,817
Beyond Air, Inc. (a)(b)	17,018	84,239
BioLase Technology, Inc. (a)	120,726	87,526
BioLife Solutions, Inc. (a)	22,936	763,998
Biomerica, Inc. (a)(b)	11,649	42,519
BioSig Technologies, Inc. (a)	19,208	69,533
Bioventus, Inc.	7,302	129,830
Boston Scientific Corp. (a)	1,302,836	55,435,672
Cantel Medical Corp. (a)	34,710	2,822,964
Cardiovascular Systems, Inc. (a)	36,937	1,447,561
Cerus Corp. (a)(b)	161,458	934,842
Chembio Diagnostics, Inc. (a)(b)	18,346	58,524
ClearPoint Neuro, Inc. (a)	14,280	263,038
Co-Diagnostics, Inc. (a)(b)	22,493	181,519
ConforMis, Inc. (a)	152,585	134,824
CONMED Corp. (b)	26,895	3,703,173
Cryolife, Inc. (a)	35,785	1,030,966
CryoPort, Inc. (a)(b)	41,830	2,339,134
Cutera, Inc. (a)(b)	16,121	618,724
CytoSorbents Corp. (a)(b)	35,924	290,625
Danaher Corp.	582,912	149,307,080
Dare Bioscience, Inc. (a)	43,337	55,471
DarioHealth Corp. (a)(b)	8,036	130,746
Delcath Systems, Inc. (a)(b)	7,838	83,867
Dentsply Sirona, Inc.	201,256	13,468,052
DexCom, Inc. (a)	88,534	32,703,574
Eargo, Inc. (a)(b)	9,609	326,898
Edwards Lifesciences Corp. (a)	574,197	55,065,492
Ekso Bionics Holdings, Inc. (a)	11,780	66,910
electroCore, Inc. (a)(b)	44,978	75,563
Electromed, Inc. (a)	7,866	77,559
ENDRA Life Sciences, Inc. (a)(b)	26,371	55,907
Envista Holdings Corp. (a)	146,771	6,405,086
Fonar Corp. (a)	6,638	120,148
Glaukos Corp. (a)	41,969	3,088,079
Globus Medical, Inc. (a)	70,998	5,116,116
Haemonetics Corp. (a)	46,162	2,606,307
Hancock Jaffe Laboratories, Inc. (a)(b)	5,882	34,763
Helius Medical Technologies, Inc. (U.S.) (a)(b)	3,762	50,825
Heska Corp. (a)(b)	9,103	1,803,759
Hill-Rom Holdings, Inc.	61,314	6,823,022
Hologic, Inc. (a)	237,905	15,002,289
ICU Medical, Inc. (a)	17,981	3,741,127
IDEXX Laboratories, Inc. (a)	78,612	43,874,143
Inari Medical, Inc.	7,625	662,994
Inogen, Inc. (a)	17,133	1,058,991
Insulet Corp. (a)	60,852	16,409,959
Integer Holdings Corp. (a)	30,054	2,718,985
Integra LifeSciences Holdings Corp. (a)	65,502	4,522,913
Intersect ENT, Inc. (a)	30,309	534,954
IntriCon Corp. (a)(b)	8,153	182,056
Intuitive Surgical, Inc. (a)	108,270	91,182,829
Invacare Corp. (a)(b)	33,353	266,824
InVivo Therapeutics Holdings Corp. (a)(b)	60,611	40,761
INVO Bioscience, Inc. (a)(b)	10,569	46,292
IRadimed Corp. (a)(b)	5,819	161,826
iRhythm Technologies, Inc. (a)	26,749	2,018,480
Iridex Corp. (a)(b)	12,154	95,530
Kewaunee Scientific Corp. (a)	406	4,844
Lantheus Holdings, Inc. (a)	60,757	1,473,357
LeMaitre Vascular, Inc. (b)	15,311	784,076
LENSAR, Inc. (a)	6,923	57,253
LivaNova PLC (a)	44,602	3,726,051
Lucira Health, Inc. (b)	9,091	44,910
Masimo Corp. (a)	46,757	10,080,809
Medtronic PLC	1,238,793	156,818,806
Meridian Bioscience, Inc. (a)	39,623	822,573
Merit Medical Systems, Inc. (a)	44,939	2,711,619
Mesa Laboratories, Inc. (b)	4,553	1,120,311
Microbot Medical, Inc. (a)	4,719	36,242
Milestone Scientific, Inc. (a)	39,546	82,256
Misonix, Inc. (a)(b)	11,068	212,395
Motus GI Holdings, Inc. (a)(b)	19,367	19,754
MyMD Pharmaceuticals, Inc. (a)(b)	6,895	30,131
Myomo, Inc. (a)	5,910	62,823
Natus Medical, Inc. (a)	29,969	803,169
Nemaura Medical, Inc. (a)(b)	7,006	95,352
Neogen Corp. (a)	48,785	4,503,343
Neuronetics, Inc. (a)	18,057	245,033
Nevro Corp. (a)	31,664	4,771,765
Novocure Ltd. (a)	78,265	15,966,060
NuVasive, Inc. (a)	47,001	3,205,468
OraSure Technologies, Inc. (a)(b)	67,151	645,321
Ortho Clinical Diagnostics Holdings PLC	72,329	1,486,361
Orthofix International NV (a)	17,221	700,895
OrthoPediatrics Corp. (a)	12,554	709,175
Outset Medical, Inc.	18,160	876,583
PAVmed, Inc. (a)	62,287	330,121
Penumbra, Inc. (a)	31,374	7,815,577
Predictive Oncology, Inc. (a)(b)	50,333	59,393
Pro-Dex, Inc. (a)	3,251	111,119
Pulmonx Corp.	9,248	396,924
Pulse Biosciences, Inc. (a)(b)	12,872	232,211
Quidel Corp. (a)(b)	35,646	4,210,149
Quotient Ltd. (a)	77,580	322,733
Repro Medical Systems, Inc. (a)(b)	20,549	87,744
ResMed, Inc.	134,087	27,601,809
Retractable Technologies, Inc. (a)(b)	12,526	113,861
Rockwell Medical Technologies, Inc. (a)(b)	90,486	78,732
Sanara Medtech, Inc. (a)(b)	2,226	65,556
Seaspine Holdings Corp. (a)	20,957	427,104
Second Sight Medical Products, Inc. (a)	12,632	75,539
Senseonics Holdings, Inc. (a)(b)	269,830	555,850
Sensus Healthcare, Inc. (a)(b)	11,105	39,978
Shockwave Medical, Inc. (a)	29,127	5,239,947
SI-BONE, Inc. (a)	24,894	751,052
Sientra, Inc. (a)(b)	50,501	351,487
Silk Road Medical, Inc. (a)	31,695	1,539,743
Sintx Technologies, Inc. (a)(b)	16,443	23,842
SmileDirectClub, Inc. (a)(b)	78,666	645,848
Soliton, Inc. (a)	8,885	197,958
Staar Surgical Co. (a)	42,738	6,241,030
Stereotaxis, Inc. (a)	56,605	453,972
STERIS PLC (b)	78,371	14,957,889
STRATA Skin Sciences, Inc. (a)	2,761	3,865
Stryker Corp.	300,743	76,770,666
Surgalign Holdings, Inc. (a)	106,619	208,973
SurModics, Inc. (a)	12,443	660,101
Tactile Systems Technology, Inc. (a)	17,610	946,890
Talis Biomedical Corp.	13,708	133,516
Tandem Diabetes Care, Inc. (a)	57,398	4,901,215
Tela Bio, Inc. (a)	5,754	79,060
Teleflex, Inc.	42,989	17,289,746
The Cooper Companies, Inc.	45,213	17,789,055
Thermogenesis Holdings, Inc. (a)	24	66
TransMedics Group, Inc. (a)	21,816	559,362
Utah Medical Products, Inc. (b)	3,303	283,100
Vapotherm, Inc. (a)(b)	19,147	378,728
Varex Imaging Corp. (a)	35,400	888,186
Venus Concept, Inc. (a)(b)	10,059	20,520
ViewRay, Inc. (a)	111,287	654,368
VolitionRx Ltd. (a)(b)	25,825	90,129
West Pharmaceutical Services, Inc.	68,242	23,714,777
Zimmer Biomet Holdings, Inc.	190,941	32,141,099
Zosano Pharma Corp. (a)	79,039	63,231
Zynex, Inc. (a)(b)	18,675	284,234
		1,349,323,933
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	71,144	2,632,328
Acadia Healthcare Co., Inc. (a)	82,303	5,297,021
Accolade, Inc. (a)(b)	13,749	694,187
AdaptHealth Corp. (a)	69,551	1,821,541
Addus HomeCare Corp. (a)	13,877	1,334,551
Amedisys, Inc. (a)	30,305	7,829,903
AmerisourceBergen Corp.	135,911	15,594,428
AMN Healthcare Services, Inc. (a)	43,008	3,814,810
Anthem, Inc.	225,180	89,671,180
Apollo Medical Holdings, Inc. (a)(b)	13,644	475,903
Apria, Inc. (b)	7,245	220,610
Avalon GloboCare Corp. (a)(b)	12,514	14,266
Biodesix, Inc. (a)	4,906	70,892
Brookdale Senior Living, Inc. (a)	168,692	1,136,984
Caladrius Biosciences, Inc. (a)	51,793	78,725
Capital Senior Living Corp. (a)(b)	1,728	80,663
Cardinal Health, Inc.	269,403	15,105,426
Castle Biosciences, Inc. (a)	16,943	1,015,394
Centene Corp. (a)	535,334	39,400,582
Chemed Corp.	14,778	7,261,023
Cigna Corp.	323,568	83,755,577
Clover Health Investments Corp. (a)(b)	100,457	767,491
Community Health Systems, Inc. (a)	111,672	1,593,559
Corvel Corp. (a)	8,369	1,042,777
Covetrus, Inc. (a)	90,570	2,512,412
Cross Country Healthcare, Inc. (a)	31,909	499,376
CVS Health Corp.	1,205,720	104,222,437
DaVita HealthCare Partners, Inc. (a)	66,281	7,958,360
Encompass Health Corp.	91,221	7,825,850
Enzo Biochem, Inc. (a)	47,335	145,792
Exagen, Inc. (a)	3,706	52,811
Five Star Senior Living, Inc. (a)(b)	13,400	80,534
Fulgent Genetics, Inc. (a)(b)	16,210	1,200,675
Great Elm Group, Inc. (a)	30,049	79,329
Guardant Health, Inc. (a)	78,734	9,772,464
Hanger, Inc. (a)	36,498	942,743
HCA Holdings, Inc.	243,670	52,337,879
HealthEquity, Inc. (a)(b)	76,568	6,364,332
Henry Schein, Inc. (a)	131,077	9,967,095
Hims & Hers Health, Inc. (a)(b)	61,576	887,310
Humana, Inc.	118,474	51,856,070
InfuSystems Holdings, Inc. (a)	15,793	292,171
Laboratory Corp. of America Holdings (a)	89,862	24,665,322
LHC Group, Inc. (a)	29,315	5,770,658
Magellan Health Services, Inc. (a)	21,326	2,008,696
McKesson Corp.	146,147	28,117,221
MEDNAX, Inc. (a)	78,118	2,498,214
Modivcare, Inc. (a)	11,200	1,648,976
Molina Healthcare, Inc. (a)	53,281	13,392,712
National Healthcare Corp.	10,860	795,061
National Research Corp. Class A	12,537	599,645
Ontrak, Inc. (a)	7,423	225,511
Option Care Health, Inc. (a)	81,072	1,486,860
Owens & Minor, Inc.	67,951	3,038,089
Patterson Companies, Inc. (b)	79,727	2,594,317
Pennant Group, Inc. (a)	23,483	804,762
PetIQ, Inc. Class A (a)(b)	20,571	845,468
Precipio, Inc. (a)	17,307	57,286
Premier, Inc.	64,276	2,121,108
Progenity, Inc. (b)	14,852	38,467
Progyny, Inc. (a)	33,726	2,159,813
Psychemedics Corp. (a)	2,812	18,559
Quest Diagnostics, Inc.	122,934	16,186,720
R1 RCM, Inc. (a)	125,922	2,915,094
RadNet, Inc. (a)	39,360	1,041,859
Select Medical Holdings Corp.	100,387	4,022,507
Sharps Compliance Corp. (a)	10,976	149,493
Signify Health, Inc. (b)	21,511	544,228
SOC Telemed, Inc. Class A (a)	37,316	223,896
Surgery Partners, Inc. (a)	25,581	1,497,256
Tenet Healthcare Corp. (a)	97,770	6,541,791
The Ensign Group, Inc. (b)	47,825	3,979,040
The Joint Corp. (a)(b)	12,404	881,676
Tivity Health, Inc. (a)	35,199	922,214
Triple-S Management Corp. (a)	21,076	533,223
U.S. Physical Therapy, Inc.	11,641	1,354,547
UnitedHealth Group, Inc.	869,010	357,962,599
Universal Health Services, Inc. Class B	71,469	11,408,596
Vivos Therapeutics, Inc.	4,218	22,693
		1,040,781,638
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	127,606	2,219,068
American Well Corp. (b)	51,685	643,478
CareCloud, Inc. (a)(b)	6,402	53,841
Castlight Health, Inc. Class B (a)	84,965	154,636
Cerner Corp.	281,274	22,009,691
Certara, Inc. (b)	35,956	946,002
Change Healthcare, Inc. (a)	209,035	4,899,780
Computer Programs & Systems, Inc.	12,352	399,834
Evolent Health, Inc. (a)	70,912	1,377,820
GoodRx Holdings, Inc. (b)	36,353	1,349,060
Health Catalyst, Inc. (a)(b)	30,493	1,637,169
HealthStream, Inc. (a)	24,091	630,702
HTG Molecular Diagnostics (a)(b)	1,255	4,669
iCAD, Inc. (a)	20,843	342,867
Inovalon Holdings, Inc. Class A (a)	70,472	2,210,002
Inspire Medical Systems, Inc. (a)	25,150	4,886,645
MultiPlan Corp. Class A (a)(b)	239,553	2,021,827
NantHealth, Inc. (a)	36,828	96,121
Nextgen Healthcare, Inc. (a)	50,731	833,003
Omnicell, Inc. (a)	39,796	5,531,644
OptimizeRx Corp. (a)	12,673	622,498
Phreesia, Inc. (a)	32,088	1,588,356
Schrodinger, Inc. (a)(b)	33,406	2,344,433
Simulations Plus, Inc. (b)	14,201	749,529
Streamline Health Solutions, Inc. (a)	27,068	52,783
Tabula Rasa HealthCare, Inc. (a)(b)	20,919	903,910
Teladoc Health, Inc. (a)(b)	119,791	18,038,129
Veeva Systems, Inc. Class A (a)	125,761	36,639,210
Vocera Communications, Inc. (a)	31,053	1,047,107
		114,233,814
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	67,558	12,160,440
Adaptive Biotechnologies Corp. (a)	76,659	2,898,477
Agilent Technologies, Inc.	279,918	38,665,073
Applied DNA Sciences, Inc. (a)(b)	3,677	21,290
Avantor, Inc. (a)	476,366	15,315,167
Berkeley Lights, Inc. (a)	7,841	341,084
Bio-Rad Laboratories, Inc. Class A (a)	19,817	11,937,166
Bio-Techne Corp.	35,717	14,780,766
BioNano Genomics, Inc. (a)(b)	166,499	1,027,299
Bruker Corp.	93,142	6,467,780
Champions Oncology, Inc. (a)	2,848	26,800
Charles River Laboratories International, Inc. (a)	45,666	15,434,651
ChromaDex, Inc. (a)(b)	45,757	379,783
Codexis, Inc. (a)(b)	52,046	1,066,943
Fluidigm Corp. (a)(b)	69,805	404,869
Harvard Bioscience, Inc. (a)	33,491	234,437
Illumina, Inc. (a)	134,246	54,455,547
Inotiv, Inc. (a)	7,721	192,098
IQVIA Holdings, Inc. (a)	175,732	42,203,797
Luminex Corp.	40,071	1,478,219
Maravai LifeSciences Holdings, Inc.	75,540	2,835,772
Medpace Holdings, Inc. (a)	25,454	4,252,345
Mettler-Toledo International, Inc. (a)	21,536	28,017,259
Nanostring Technologies, Inc. (a)	40,842	2,266,323
NeoGenomics, Inc. (a)	108,628	4,457,007
Pacific Biosciences of California, Inc. (a)	176,834	4,783,360
PerkinElmer, Inc.	103,223	14,974,561
Personalis, Inc. (a)(b)	25,574	575,159
PPD, Inc. (a)	100,436	4,632,108
PRA Health Sciences, Inc. (a)	59,313	10,137,778
Quanterix Corp. (a)	24,716	1,272,627
Seer, Inc. (b)	11,883	351,499
Sotera Health Co.	66,395	1,600,120
Syneos Health, Inc. (a)	82,469	7,249,025
Thermo Fisher Scientific, Inc.	362,110	170,010,645
Waters Corp. (a)	57,067	18,389,841
		495,297,115
Pharmaceuticals - 3.2%
9 Meters Biopharma, Inc. (a)	145,342	186,038
AcelRx Pharmaceuticals, Inc. (a)	95,037	132,101
Acer Therapeutics, Inc. (a)(b)	2,754	8,069
Aclaris Therapeutics, Inc. (a)	39,677	882,416
Adamis Pharmaceuticals Corp. (a)(b)	139,968	96,354
Adial Pharmaceuticals, Inc. (a)(b)	5,339	13,187
Aerie Pharmaceuticals, Inc. (a)(b)	42,885	698,597
Aerpio Pharmaceuticals, Inc. (a)	36,950	62,815
Agile Therapeutics, Inc. (a)(b)	83,843	134,987
Alimera Sciences, Inc. (a)	3,266	34,293
Amneal Pharmaceuticals, Inc. (a)	102,227	578,605
Amphastar Pharmaceuticals, Inc. (a)	36,479	690,183
Ampio Pharmaceuticals, Inc. (a)(b)	167,228	302,683
Angion Biomedica Corp.	4,530	69,943
ANI Pharmaceuticals, Inc. (a)	9,955	341,954
Aquestive Therapeutics, Inc. (a)(b)	18,307	67,919
Arvinas Holding Co. LLC (a)	29,671	2,158,269
Assertio Holdings, Inc. (a)	27,180	49,196
Atea Pharmaceuticals, Inc. (b)	11,050	225,641
Athira Pharma, Inc.	14,587	290,865
Avenue Therapeutics, Inc. (a)	4,408	21,864
Axsome Therapeutics, Inc. (a)(b)	24,419	1,482,477
Aytu BioScience, Inc. (a)(b)	19,653	99,837
Baudax Bio, Inc. (a)	54,506	49,219
Biodelivery Sciences International, Inc. (a)	96,352	340,123
Bristol-Myers Squibb Co.	2,060,668	135,427,101
Cara Therapeutics, Inc. (a)	40,467	549,947
Cassava Sciences, Inc. (a)	33,361	1,798,825
Catalent, Inc. (a)	157,141	16,473,091
Cerecor, Inc. (a)	82,610	218,090
Chiasma, Inc. (a)(b)	51,387	217,367
Citius Pharmaceuticals, Inc. (a)(b)	103,844	236,764
Clearside Biomedical, Inc. (a)	46,019	118,039
Clever Leaves Holdings, Inc. (a)(b)	16,440	201,061
CNS Pharmaceuticals, Inc. (a)	22,678	41,954
Cocrystal Pharma, Inc. (a)(b)	31,028	35,062
Collegium Pharmaceutical, Inc. (a)	32,190	769,019
Corcept Therapeutics, Inc. (a)	96,384	2,081,894
CorMedix, Inc. (a)(b)	30,185	218,238
Cumberland Pharmaceuticals, Inc. (a)	2,110	6,225
CymaBay Therapeutics, Inc. (a)(b)	55,380	234,257
Durect Corp. (a)(b)	189,952	313,421
Elanco Animal Health, Inc. (a)	435,232	15,659,647
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	731,822	146,174,126
Eloxx Pharmaceuticals, Inc. (a)(b)	20,635	32,191
Endo International PLC (a)	211,639	1,242,321
Enveric Biosciences, Inc. (a)(b)	17,474	38,967
Eton Pharmaceuticals, Inc. (a)(b)	13,665	96,475
Evofem Biosciences, Inc. (a)	68,523	58,930
Evoke Pharma, Inc. (a)(b)	16,623	20,446
Evolus, Inc. (a)(b)	20,882	225,943
Eyenovia, Inc. (a)	19,929	95,261
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,996	157,241
Fulcrum Therapeutics, Inc. (a)(b)	17,210	153,685
Graybug Vision, Inc. (b)	4,425	17,612
Harrow Health, Inc. (a)(b)	19,167	176,336
Hepion Pharmaceuticals, Inc. (a)(b)	61,257	104,137
Horizon Therapeutics PLC (a)	206,622	18,938,973
Hoth Therapeutics, Inc. (a)	4,904	7,111
IMARA, Inc. (a)	4,202	30,549
Innoviva, Inc. (a)(b)	59,436	799,414
Intra-Cellular Therapies, Inc. (a)	65,647	2,587,148
Jaguar Health, Inc. (a)(b)	93,863	150,181
Jazz Pharmaceuticals PLC (a)	55,529	9,891,381
Johnson & Johnson	2,417,308	409,129,379
Kala Pharmaceuticals, Inc. (a)(b)	32,679	184,636
Kaleido Biosciences, Inc. (a)(b)	18,152	130,331
KemPharm, Inc. (a)(b)	18,459	189,020
Landos Biopharma, Inc.	5,249	57,634
Lannett Co., Inc. (a)(b)	25,852	111,164
Lipocine, Inc. (a)	94,770	115,619
Liquidia Technologies, Inc. (a)	27,845	83,813
Lyra Therapeutics, Inc.	3,893	27,952
Marinus Pharmaceuticals, Inc. (a)(b)	28,385	477,436
Merck & Co., Inc.	2,327,009	176,596,713
Nektar Therapeutics (a)	165,432	2,989,356
NGM Biopharmaceuticals, Inc. (a)	20,087	302,510
NovaBay Pharmaceuticals, Inc. (a)	180	127
Novan, Inc. (a)(b)	13,457	105,032
Nuvation Bio, Inc. (a)	59,838	850,896
Ocular Therapeutix, Inc. (a)	69,503	1,011,964
Ocuphire Pharma, Inc. (a)(b)	259	1,176
Ocuphire Pharma, Inc. rights (a)(c)	259	236
Odonate Therapeutics, Inc. (a)	19,333	66,892
Omeros Corp. (a)(b)	55,042	836,088
Onconova Therapeutics, Inc. (a)	13,413	89,733
Opiant Pharmaceuticals, Inc. (a)	3,152	39,873
OptiNose, Inc. (a)(b)	30,917	98,625
Osmotica Pharmaceuticals PLC (a)(b)	12,730	37,044
Otonomy, Inc. (a)	42,738	99,580
Pacira Biosciences, Inc. (a)	40,233	2,440,936
Paratek Pharmaceuticals, Inc. (a)(b)	34,643	284,765
Perrigo Co. PLC	121,942	5,626,404
Petros Pharmaceuticals, Inc. (a)	456	1,382
Pfizer, Inc.	5,129,611	198,669,834
Phathom Pharmaceuticals, Inc. (a)(b)	11,630	411,121
Phibro Animal Health Corp. Class A	19,749	556,724
Pliant Therapeutics, Inc.	8,470	254,608
Plx Pharma PLC/New (a)	20,882	309,471
Prestige Brands Holdings, Inc. (a)	45,701	2,279,109
Processa Pharmaceuticals, Inc.	4,681	28,788
ProPhase Labs, Inc.	8,240	39,552
Provention Bio, Inc. (a)(b)	54,284	413,101
Pulmatrix, Inc. (a)	83,083	77,309
Reata Pharmaceuticals, Inc. (a)(b)	24,450	3,343,293
Relmada Therapeutics, Inc. (a)	11,994	414,872
Revance Therapeutics, Inc. (a)	61,735	1,827,973
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	6,698	33,490
Royalty Pharma PLC (b)	78,175	3,136,381
Satsuma Pharmaceuticals, Inc. (a)	4,963	25,907
scPharmaceuticals, Inc. (a)	10,137	57,375
SCYNEXIS, Inc. (a)(b)	21,488	205,855
Seelos Therapeutics, Inc. (a)	60,616	186,697
SIGA Technologies, Inc. (a)	44,998	317,236
Strongbridge Biopharma PLC (a)	47,594	119,937
Supernus Pharmaceuticals, Inc. (a)(b)	48,020	1,433,397
Tarsus Pharmaceuticals, Inc. (a)	4,709	156,904
Teligent, Inc. (a)	51,101	27,446
Terns Pharmaceuticals, Inc. (b)	7,330	125,416
TFF Pharmaceuticals, Inc. (a)	9,892	104,954
TherapeuticsMD, Inc. (a)(b)	305,765	369,976
Theravance Biopharma, Inc. (a)	48,356	835,592
Titan Pharmaceuticals, Inc. (a)(b)	2,436	5,944
Trevi Therapeutics, Inc. (a)(b)	6,693	14,256
Tricida, Inc. (a)(b)	27,213	125,452
Verrica Pharmaceuticals, Inc. (a)(b)	9,589	107,972
Viatris, Inc.	1,113,235	16,965,701
Vyne Therapeutics, Inc. (a)(b)	43,104	170,261
WAVE Life Sciences (a)	35,580	243,367
Xeris Pharmaceuticals, Inc. (a)(b)	46,220	144,206
Zoetis, Inc. Class A	437,238	77,251,210
Zogenix, Inc. (a)	53,967	947,121
Zomedica Corp. (a)(b)	850,783	714,658
Zynerba Pharmaceuticals, Inc. (a)(b)	23,565	133,849
		1,279,188,696

TOTAL HEALTH CARE		5,290,921,957

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.6%
AAR Corp. (a)	30,066	1,255,256
Aerojet Rocketdyne Holdings, Inc.	65,959	3,195,714
AeroVironment, Inc. (a)	20,407	2,237,219
AerSale Corp. (a)	7,001	84,082
Air Industries Group, Inc. (a)(b)	20,123	25,154
Astronics Corp. (a)	22,636	383,907
Astrotech Corp. (a)(b)	24,563	28,739
Axon Enterprise, Inc. (a)	58,964	8,289,749
BWX Technologies, Inc.	87,222	5,454,864
CPI Aerostructures, Inc. (a)	11,576	46,072
Curtiss-Wright Corp.	38,190	4,785,971
Ducommun, Inc. (a)(b)	9,686	520,816
General Dynamics Corp.	213,457	40,537,619
HEICO Corp.	40,861	5,739,336
HEICO Corp. Class A	65,835	8,720,504
Hexcel Corp. (a)(b)	76,708	4,561,058
Howmet Aerospace, Inc. (a)	359,201	12,744,451
Huntington Ingalls Industries, Inc.	37,248	8,053,390
Innovative Solutions & Support, Inc.	6,449	36,114
Kaman Corp.	25,229	1,357,825
Kratos Defense & Security Solutions, Inc. (a)	113,712	2,843,937
L3Harris Technologies, Inc.	189,495	41,321,280
Lockheed Martin Corp.	226,468	86,556,070
Maxar Technologies, Inc.	65,382	2,033,380
Mercury Systems, Inc. (a)	51,256	3,354,705
Moog, Inc. Class A	26,911	2,427,372
National Presto Industries, Inc.	4,916	498,581
Northrop Grumman Corp.	142,649	52,190,990
PAE, Inc. (a)	58,100	471,772
Park Aerospace Corp.	15,269	235,448
Parsons Corp. (a)(b)	22,480	890,433
Raytheon Technologies Corp.	1,397,148	123,940,999
SIFCO Industries, Inc. (a)	5,271	61,038
Sigma Labs, Inc. (a)(b)	8,545	31,275
Spirit AeroSystems Holdings, Inc. Class A	96,694	4,758,312
Teledyne Technologies, Inc. (a)	42,721	17,920,178
Textron, Inc.	209,044	14,313,243
The Boeing Co. (a)	504,308	124,574,162
TransDigm Group, Inc. (a)	50,394	32,697,643
Triumph Group, Inc. (a)	47,432	911,643
Vectrus, Inc. (a)	10,787	550,353
Virgin Galactic Holdings, Inc. (a)(b)	118,714	3,707,438
VirTra, Inc. (a)	3,889	22,012
		624,370,104
Air Freight & Logistics - 0.7%
Air T, Inc. (a)	1,856	43,133
Air Transport Services Group, Inc. (a)	55,004	1,366,299
Atlas Air Worldwide Holdings, Inc. (a)	24,857	1,862,535
C.H. Robinson Worldwide, Inc.	123,070	11,940,251
Echo Global Logistics, Inc. (a)	24,158	825,237
Expeditors International of Washington, Inc.	155,716	19,571,944
FedEx Corp.	224,237	70,592,050
Forward Air Corp.	26,906	2,606,922
Hub Group, Inc. Class A (a)	30,446	2,125,435
Radiant Logistics, Inc. (a)	43,019	330,816
United Parcel Service, Inc. Class B	661,561	141,970,991
XPO Logistics, Inc. (a)	94,046	13,818,179
		267,053,792
Airlines - 0.3%
Alaska Air Group, Inc. (a)	114,336	7,912,051
Allegiant Travel Co. (a)	13,461	2,981,073
American Airlines Group, Inc. (a)	588,490	14,264,998
Delta Air Lines, Inc. (a)	587,844	28,028,402
Hawaiian Holdings, Inc. (a)	45,509	1,174,132
JetBlue Airways Corp. (a)	288,943	5,807,754
Mesa Air Group, Inc. (a)	28,046	272,607
SkyWest, Inc. (a)	47,046	2,306,665
Southwest Airlines Co. (a)	542,399	33,335,843
Spirit Airlines, Inc. (a)	89,581	3,198,938
United Airlines Holdings, Inc. (a)	293,055	17,099,759
		116,382,222
Building Products - 0.6%
A.O. Smith Corp.	124,844	8,872,663
AAON, Inc.	37,515	2,485,369
Advanced Drain Systems, Inc.	45,792	5,193,729
Allegion PLC	83,120	11,676,698
Alpha PRO Tech Ltd. (a)(b)	10,785	88,868
American Woodmark Corp. (a)	15,409	1,339,350
Apogee Enterprises, Inc. (b)	24,112	916,497
Applied UV, Inc.	2,693	22,217
Armstrong Flooring, Inc. (a)	20,015	121,291
Armstrong World Industries, Inc.	44,442	4,726,407
Builders FirstSource, Inc. (a)	190,148	8,469,192
Carrier Global Corp.	751,150	34,500,320
Cornerstone Building Brands, Inc. (a)	39,315	666,782
CSW Industrials, Inc.	12,664	1,542,728
Fortune Brands Home & Security, Inc.	127,546	13,157,645
Gibraltar Industries, Inc. (a)	29,876	2,373,648
Griffon Corp.	41,691	1,096,056
Insteel Industries, Inc.	17,359	606,871
Jeld-Wen Holding, Inc. (a)	76,640	2,146,686
Johnson Controls International PLC	662,270	44,067,446
Lennox International, Inc.	31,492	11,019,996
Masco Corp.	234,728	14,156,446
Masonite International Corp. (a)	22,357	2,672,779
Owens Corning	96,393	10,280,313
PGT Innovations, Inc. (a)	54,117	1,307,467
Quanex Building Products Corp.	31,285	833,120
Resideo Technologies, Inc. (a)	132,273	3,954,963
Simpson Manufacturing Co. Ltd.	40,647	4,565,471
Tecnoglass, Inc.	17,042	374,754
The AZEK Co., Inc.	130,371	5,675,050
Trane Technologies PLC	219,272	40,872,301
Trex Co., Inc. (a)	106,694	10,393,063
UFP Industries, Inc.	56,137	4,464,014
		254,640,200
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	61,791	3,082,753
ACCO Brands Corp.	84,762	772,182
Acme United Corp.	2,371	99,084
ADT, Inc.(b)	138,566	1,432,772
Amrep Corp. (a)	1,898	26,990
Aqua Metals, Inc. (a)	57,455	162,598
ARC Document Solutions, Inc.	19,899	42,783
BioHiTech Global, Inc. (a)(b)	17,018	23,315
Brady Corp. Class A	44,718	2,559,211
BrightView Holdings, Inc. (a)	29,279	507,991
Casella Waste Systems, Inc. Class A (a)	43,969	2,964,830
CECO Environmental Corp. (a)	29,039	221,568
Charah Solutions, Inc. (a)	9,668	60,232
Cimpress PLC (a)	17,927	1,780,330
Cintas Corp.	81,452	28,796,540
Clean Harbors, Inc. (a)	46,620	4,340,322
CompX International, Inc. Class A	1,134	25,152
Copart, Inc. (a)	191,902	24,757,277
CoreCivic, Inc. (a)	110,687	866,679
Covanta Holding Corp.	105,678	1,565,091
Deluxe Corp.	38,229	1,741,713
Document Security Systems, Inc. (a)	22,138	63,315
Driven Brands Holdings, Inc.	29,167	863,927
Ennis, Inc.	26,005	545,065
Fuel Tech, Inc. (a)	13,852	28,951
Harsco Corp. (a)	72,812	1,632,445
Healthcare Services Group, Inc. (b)	69,286	2,077,887
Heritage-Crystal Clean, Inc. (a)	14,047	432,648
Herman Miller, Inc.	54,269	2,594,058
HNI Corp.	40,271	1,837,163
IAA Spinco, Inc. (a)	124,085	7,069,122
Interface, Inc.	52,218	853,242
KAR Auction Services, Inc. (a)	118,188	2,120,293
Kimball International, Inc. Class B	37,010	492,973
Knoll, Inc.	42,521	1,105,546
Matthews International Corp. Class A	30,229	1,181,047
Montrose Environmental Group, Inc. (a)	13,124	658,037
MSA Safety, Inc.	33,452	5,621,943
NL Industries, Inc.	2,768	20,040
Odyssey Marine Exploration, Inc. (a)(b)	5,710	37,686
Performant Financial Corp. (a)	26,271	84,067
Perma-Fix Environmental Services, Inc. (a)	7,911	57,355
PICO Holdings, Inc. (a)(b)	17,860	187,530
Pitney Bowes, Inc. (b)	156,630	1,312,559
Quad/Graphics, Inc. (a)(b)	27,752	91,859
Quest Resource Holding Corp. (a)	7,784	35,106
R.R. Donnelley & Sons Co. (a)	67,008	429,521
Recycling Asset Holdings, Inc. (a)(c)	478	17
Republic Services, Inc.	194,356	21,219,788
Rollins, Inc.	203,420	6,934,588
SP Plus Corp. (a)	21,170	692,047
Steelcase, Inc. Class A	81,620	1,181,041
Stericycle, Inc. (a)	83,908	6,591,812
Team, Inc. (a)	27,624	234,804
Tetra Tech, Inc.	50,171	5,993,929
The Brink's Co.	46,387	3,498,044
TOMI Environmental Solutions, Inc. (a)(b)	10,144	26,577
U.S. Ecology, Inc. (a)	29,861	1,183,391
UniFirst Corp.	14,028	3,109,727
Viad Corp. (a)	19,028	839,896
Virco Manufacturing Co. (a)	791	2,460
VSE Corp.	9,069	431,412
Waste Management, Inc.	357,677	50,318,000
Wilhelmina International, Inc. (a)	5,968	32,168
		209,552,499
Construction & Engineering - 0.2%
AECOM (a)	135,929	8,836,744
Ameresco, Inc. Class A (a)(b)	19,473	1,046,868
API Group Corp. (a)(d)	138,945	2,938,687
Arcosa, Inc.	44,005	2,794,318
Argan, Inc.	14,348	704,487
Comfort Systems U.S.A., Inc.	33,918	2,811,802
Concrete Pumping Holdings, Inc. (a)	18,092	145,098
Construction Partners, Inc. Class A (a)	31,884	1,026,984
Dycom Industries, Inc. (a)	28,026	2,099,708
EMCOR Group, Inc.	50,346	6,349,134
Fluor Corp. (a)(b)	114,636	2,120,766
Granite Construction, Inc.	41,882	1,690,358
Great Lakes Dredge & Dock Corp. (a)	59,959	876,001
HC2 Holdings, Inc. (a)(b)	57,888	231,552
IES Holdings, Inc. (a)	19,202	1,018,858
Infrastructure and Energy Alternatives, Inc. (a)(b)	9,020	104,452
iSun, Inc. (a)	3,437	30,246
Limbach Holdings, Inc. (a)	7,411	70,182
MasTec, Inc. (a)(b)	51,909	6,038,574
Matrix Service Co. (a)	25,547	278,462
MYR Group, Inc. (a)	15,180	1,321,267
Northwest Pipe Co. (a)	9,658	305,772
NV5 Global, Inc. (a)	9,833	898,048
Orbital Energy Group, Inc. (a)	26,296	93,351
Orion Group Holdings, Inc. (a)	27,080	161,938
Primoris Services Corp.	45,492	1,446,191
Quanta Services, Inc.	127,264	12,134,622
SG Blocks, Inc. (a)(b)	12,110	42,991
Sterling Construction Co., Inc. (a)	26,135	588,038
Tutor Perini Corp. (a)	38,170	590,872
Valmont Industries, Inc.	19,583	4,856,584
Willscot Mobile Mini Holdings (a)	170,442	4,942,818
		68,595,773
Electrical Equipment - 0.7%
Acuity Brands, Inc.	32,963	6,122,877
Advent Technologies Holdings, Inc. Class A (a)(b)	34,844	367,256
Allied Motion Technologies, Inc.	11,397	403,454
American Superconductor Corp. (a)	21,801	326,361
AMETEK, Inc.	211,829	28,618,098
Array Technologies, Inc.	100,372	1,636,064
Atkore, Inc. (a)	43,227	3,337,124
Ault Global Holdings, Inc. (a)(b)	24,499	66,147
AZZ, Inc.	23,171	1,239,417
Babcock & Wilcox Enterprises, Inc. (a)	59,451	512,468
Beam Global (a)(b)	5,197	151,700
Bloom Energy Corp. Class A (a)(b)	110,797	2,677,963
Broadwind, Inc. (a)(b)	14,244	67,232
Capstone Turbine Corp. (a)(b)	9,999	72,393
Eaton Corp. PLC	365,767	53,127,657
Emerson Electric Co.	551,397	52,763,179
Encore Wire Corp.	18,730	1,539,606
Energous Corp. (a)(b)	42,429	115,831
Energy Focus, Inc. (a)(b)	7,456	30,868
EnerSys	39,068	3,681,768
Eos Energy Enterprises, Inc. (a)(b)	31,386	636,508
Espey Manufacturing & Electronics Corp.	594	8,739
Flux Power Holdings, Inc. (b)	6,814	71,138
FuelCell Energy, Inc. (a)(b)	292,828	2,875,571
Generac Holdings, Inc. (a)	57,933	19,043,736
GrafTech International Ltd.	146,538	1,946,025
Hubbell, Inc. Class B	50,069	9,545,154
Ideal Power, Inc. (a)	6,059	68,891
LSI Industries, Inc. (b)	22,994	213,844
nVent Electric PLC	153,594	4,997,949
Ocean Power Technologies, Inc. (a)(b)	28,071	67,090
Orion Energy Systems, Inc. (a)(b)	26,126	167,468
Plug Power, Inc. (a)	462,483	14,198,228
Polar Power, Inc. (a)	4,369	42,205
Powell Industries, Inc.	8,708	299,207
Preformed Line Products Co.	2,303	171,389
Regal Beloit Corp.	37,550	5,340,737
Rockwell Automation, Inc.	106,925	28,198,261
Romeo Power, Inc. (a)(b)	82,043	695,725
Sensata Technologies, Inc. PLC (a)	144,890	8,610,813
Shoals Technologies Group, Inc.	72,303	1,995,563
Sunrun, Inc. (a)	147,568	6,599,241
Sunworks, Inc. (a)	21,012	181,964
Thermon Group Holdings, Inc. (a)	31,382	546,988
TPI Composites, Inc. (a)	29,916	1,444,943
Ultralife Corp. (a)	13,074	119,366
Vertiv Holdings Co.	225,573	5,598,722
Vicor Corp. (a)	20,882	1,881,051
		272,423,979
Industrial Conglomerates - 1.1%
3M Co.	532,893	108,198,595
Carlisle Companies, Inc.	49,216	9,465,221
General Electric Co.	8,066,566	113,415,918
Honeywell International, Inc.	639,285	147,617,299
Raven Industries, Inc.	32,566	1,437,138
Roper Technologies, Inc.	96,668	43,501,567
		423,635,738
Machinery - 2.0%
AGCO Corp.	56,756	7,853,328
AgEagle Aerial Systems, Inc. (a)(b)	48,415	240,623
Agrify Corp.	11,340	106,256
Alamo Group, Inc.	9,083	1,400,417
Albany International Corp. Class A	28,205	2,520,117
Allison Transmission Holdings, Inc.	102,280	4,327,467
Altra Industrial Motion Corp.	57,297	3,763,840
Astec Industries, Inc.	20,979	1,437,691
Barnes Group, Inc.	42,328	2,261,162
Blue Bird Corp. (a)	14,528	380,052
Caterpillar, Inc.	501,287	120,850,270
Chart Industries, Inc. (a)(b)	32,952	4,809,015
CIRCOR International, Inc. (a)	18,609	700,257
Colfax Corp. (a)(b)	105,418	4,659,476
Columbus McKinnon Corp. (NY Shares)	25,010	1,268,007
Commercial Vehicle Group, Inc. (a)	30,310	349,474
Crane Co.	45,381	4,333,432
Cummins, Inc.	136,292	35,065,206
Deere & Co.	288,166	104,056,743
Desktop Metal, Inc. (a)(b)	106,593	1,408,094
Donaldson Co., Inc.	116,012	7,145,179
Douglas Dynamics, Inc.	21,763	954,308
Dover Corp.	132,064	19,875,632
Eastern Co. (b)	5,800	184,904
Energy Recovery, Inc. (a)	38,977	740,953
Enerpac Tool Group Corp. Class A	55,002	1,507,055
EnPro Industries, Inc.	18,527	1,704,299
ESCO Technologies, Inc.	23,674	2,240,507
Evoqua Water Technologies Corp. (a)	109,703	3,413,957
ExOne Co. (a)(b)	13,555	288,993
Federal Signal Corp.	55,251	2,347,062
Flowserve Corp.	120,507	5,108,292
Fortive Corp.	311,195	22,567,861
Franklin Electric Co., Inc.	34,911	2,928,684
FreightCar America, Inc. (a)(b)	12,401	76,018
Gates Industrial Corp. PLC (a)	61,382	1,114,697
Gencor Industries, Inc. (a)(b)	8,869	111,395
Gorman-Rupp Co.	19,061	685,815
Graco, Inc.	154,797	11,721,229
Graham Corp.	8,091	118,857
Helios Technologies, Inc.	28,079	1,995,013
Hillenbrand, Inc.	68,957	3,144,439
Hurco Companies, Inc.	5,048	173,601
Hydrofarm Holdings Group, Inc. (b)	12,476	777,130
Hyliion Holdings Corp. Class A (a)(b)	89,719	942,947
Hyster-Yale Materials Handling Class A	9,035	682,956
IDEX Corp.	69,420	15,457,057
Illinois Tool Works, Inc.	264,186	61,227,747
Ingersoll Rand, Inc. (a)	343,841	17,068,267
ITT, Inc.	79,281	7,444,486
John Bean Technologies Corp.	28,958	4,170,821
Kadant, Inc.	10,520	1,767,570
Kennametal, Inc.	75,938	2,848,434
L.B. Foster Co. Class A (a)	7,972	143,416
Lincoln Electric Holdings, Inc.	54,908	7,060,071
Lindsay Corp.	10,193	1,678,074
LiqTech International, Inc. (a)(b)	12,279	90,865
Lydall, Inc. (a)	15,698	571,093
Manitex International, Inc. (a)	6,665	48,188
Manitowoc Co., Inc. (a)	32,566	840,854
Mayville Engineering Co., Inc. (a)	17,822	346,460
Meritor, Inc. (a)	66,202	1,721,252
Middleby Corp. (a)	51,156	8,403,908
Miller Industries, Inc.	11,619	486,255
Mueller Industries, Inc.	52,245	2,425,735
Mueller Water Products, Inc. Class A	144,755	2,094,605
Navistar International Corp. (a)	45,051	1,992,606
Nikola Corp. (a)(b)	126,362	1,890,376
NN, Inc. (a)	36,230	272,087
Nordson Corp.	49,692	11,016,219
Omega Flex, Inc. (b)	2,785	409,534
Oshkosh Corp.	63,161	8,301,882
Otis Worldwide Corp.	375,011	29,374,612
PACCAR, Inc.	319,441	29,248,018
Park-Ohio Holdings Corp.	7,009	258,562
Parker Hannifin Corp.	118,532	36,525,636
Pentair PLC	152,609	10,525,443
Proto Labs, Inc. (a)(b)	25,290	2,260,673
RBC Bearings, Inc. (a)	23,023	4,507,673
REV Group, Inc.	25,415	475,769
Rexnord Corp.	110,804	5,536,876
Snap-On, Inc.	49,817	12,684,405
SPX Corp. (a)	41,295	2,586,306
SPX Flow, Inc.	39,334	2,699,492
Standex International Corp.	11,649	1,160,706
Stanley Black & Decker, Inc.	147,923	32,069,706
Tennant Co. (b)	17,211	1,424,038
Terex Corp.	63,828	3,342,672
The Greenbrier Companies, Inc. (b)	30,557	1,357,036
The L.S. Starrett Co. Class A (a)	1,425	13,053
The Shyft Group, Inc.	29,883	1,164,839
Timken Co.	62,453	5,523,968
Titan International, Inc. (a)	45,676	424,330
Toro Co.	98,714	10,966,138
TriMas Corp. (a)	40,699	1,319,462
Trinity Industries, Inc.	74,909	2,080,972
Twin Disc, Inc. (a)	7,837	107,994
Urban-Gro, Inc. (a)(b)	11,500	114,425
Wabash National Corp.	46,371	739,617
Watts Water Technologies, Inc. Class A	25,274	3,434,737
Welbilt, Inc. (a)	119,768	2,959,467
Westinghouse Air Brake Co.	163,165	13,503,535
Woodward, Inc.	54,047	6,873,697
Xylem, Inc.	166,362	19,650,679
		799,035,108
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)(b)	11,307	535,160
Genco Shipping & Trading Ltd.	29,630	468,154
Kirby Corp. (a)	54,919	3,587,858
Matson, Inc.	39,777	2,571,583
Pangaea Logistics Solutions Ltd.	11,688	47,336
		7,210,091
Professional Services - 0.7%
Acacia Research Corp. (a)	45,627	244,104
ASGN, Inc. (a)	49,113	5,063,059
Atlas Technical Consultants, Inc. (a)	7,828	86,578
Barrett Business Services, Inc.	6,899	513,769
BGSF, Inc.	7,491	88,918
Booz Allen Hamilton Holding Corp. Class A	126,482	10,742,116
CACI International, Inc. Class A (a)	23,128	5,896,715
CBIZ, Inc. (a)	49,378	1,639,843
Clarivate Analytics PLC (a)	241,216	7,246,129
CoreLogic, Inc.	66,808	5,311,236
CoStar Group, Inc. (a)	36,306	31,005,324
CRA International, Inc.	7,078	579,405
DLH Holdings Corp. (a)	7,991	90,938
Dun & Bradstreet Holdings, Inc. (a)	125,699	2,698,758
Equifax, Inc.	112,170	26,364,437
Exponent, Inc.	47,712	4,352,766
Forrester Research, Inc. (a)	10,349	444,076
Franklin Covey Co. (a)	9,594	297,414
FTI Consulting, Inc. (a)	31,348	4,311,917
GP Strategies Corp. (a)	14,298	252,932
Heidrick & Struggles International, Inc.	18,524	797,273
Hill International, Inc. (a)	42,165	108,364
Hirequest, Inc.	2,904	51,720
Hudson Global, Inc. (a)	411	7,735
Huron Consulting Group, Inc. (a)	21,108	1,154,819
ICF International, Inc.	15,478	1,360,516
IHS Markit Ltd.	342,942	36,115,222
Insperity, Inc.	32,556	3,001,338
Jacobs Engineering Group, Inc.	119,365	16,959,379
KBR, Inc.	129,662	5,282,430
Kelly Services, Inc. Class A (non-vtg.) (a)	30,683	787,633
Kforce, Inc.	17,988	1,128,027
Korn Ferry	49,555	3,241,393
Leidos Holdings, Inc.	122,539	12,590,882
Lightbridge Corp. (a)(b)	3,133	17,388
Manpower, Inc.	50,635	6,126,329
ManTech International Corp. Class A	26,286	2,287,145
Mastech Digital, Inc. (a)	2,724	42,930
MISTRAS Group, Inc. (a)	16,633	173,150
Nielsen Holdings PLC	329,295	8,960,117
RCM Technologies, Inc. (a)	2,921	11,100
Red Violet, Inc. (a)(b)	6,805	149,574
Rekor Systems, Inc. (a)(b)	28,809	323,813
Resources Connection, Inc.	28,854	420,691
Robert Half International, Inc.	103,783	9,214,893
Science Applications International Corp.	53,877	4,841,387
Staffing 360 Solutions, Inc. (a)(b)	50,828	29,028
TransUnion Holding Co., Inc.	175,253	18,752,071
TriNet Group, Inc. (a)	36,160	2,724,294
TrueBlue, Inc. (a)	32,222	874,183
Upwork, Inc. (a)	83,636	3,936,747
Verisk Analytics, Inc.	149,677	25,868,676
Volt Information Sciences, Inc. (a)	16,498	60,053
Willdan Group, Inc. (a)(b)	10,213	371,345
		275,002,079
Road & Rail - 1.1%
AMERCO	8,275	4,758,456
ArcBest Corp.	23,031	1,792,733
Avis Budget Group, Inc. (a)	47,746	4,193,054
Covenant Transport Group, Inc. Class A (a)	10,257	230,885
CSX Corp.	700,608	70,144,873
Daseke, Inc. (a)(b)	58,388	422,729
Heartland Express, Inc.	46,160	837,804
HyreCar, Inc. (a)	17,022	279,331
J.B. Hunt Transport Services, Inc.	76,740	13,163,980
Kansas City Southern	83,561	24,874,438
Knight-Swift Transportation Holdings, Inc. Class A	112,229	5,356,690
Landstar System, Inc.	35,287	6,016,434
Lyft, Inc. (a)	236,546	13,504,411
Marten Transport Ltd.	54,547	930,572
Norfolk Southern Corp.	231,530	65,036,777
Old Dominion Freight Lines, Inc.	88,364	23,456,224
P.A.M. Transportation Services, Inc. (a)	1,514	87,873
Patriot Transportation Holding, Inc.	2,215	24,609
Ryder System, Inc.	50,119	4,099,233
Saia, Inc. (a)	24,361	5,606,928
Schneider National, Inc. Class B	32,427	794,137
U.S. Xpress Enterprises, Inc. (a)(b)	17,801	200,083
U.S.A. Truck, Inc. (a)	5,140	79,156
Uber Technologies, Inc. (a)	1,350,239	68,632,648
Union Pacific Corp.	615,615	138,347,159
Universal Logistics Holdings, Inc.	7,206	180,150
Werner Enterprises, Inc.	52,285	2,509,157
Yellow Corp. (a)	42,446	269,957
		455,830,481
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	98,896	4,654,046
Alta Equipment Group, Inc. (a)	19,039	279,112
Applied Industrial Technologies, Inc.	35,534	3,480,911
Beacon Roofing Supply, Inc. (a)	51,089	2,893,681
BlueLinx Corp. (a)	8,387	422,705
Boise Cascade Co.	35,865	2,366,731
CAI International, Inc.	14,791	634,830
Custom Truck One Source, Inc. Class A (a)(b)	15,265	161,962
DXP Enterprises, Inc. (a)	14,946	461,682
EVI Industries, Inc. (a)(b)	4,280	128,700
Fastenal Co.	527,269	27,966,348
GATX Corp. (b)	32,013	3,158,403
GMS, Inc. (a)	39,414	1,804,767
H&E Equipment Services, Inc.	29,940	1,119,756
Herc Holdings, Inc. (a)	23,193	2,667,659
Houston Wire & Cable Co. (a)	22,412	118,559
Hudson Technologies, Inc. (a)	22,452	63,315
Huttig Building Products, Inc. (a)	18,556	115,604
India Globalization Capital, Inc. (a)(b)	24,839	35,271
Lawson Products, Inc. (a)(b)	8,009	484,545
McGrath RentCorp. (b)	22,230	1,905,778
MRC Global, Inc. (a)	53,654	576,244
MSC Industrial Direct Co., Inc. Class A	42,609	4,022,290
NOW, Inc. (a)	99,544	1,042,226
Rush Enterprises, Inc.:
Class A	45,104	2,155,971
Class B	44	1,908
SiteOne Landscape Supply, Inc. (a)	40,862	7,029,898
Systemax, Inc.	13,966	479,313
Titan Machinery, Inc. (a)	18,668	572,734
Transcat, Inc. (a)	6,657	351,756
Triton International Ltd.	61,284	3,324,657
United Rentals, Inc. (a)	66,412	22,178,952
Univar, Inc. (a)	154,811	4,193,830
Veritiv Corp. (a)	11,625	714,008
W.W. Grainger, Inc.	40,451	18,694,834
Watsco, Inc.	30,237	8,811,062
WESCO International, Inc. (a)	40,661	4,333,243
Willis Lease Finance Corp. (a)	2,400	106,440
		133,513,731
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	66,569	2,321,927

TOTAL INDUSTRIALS		3,909,567,724

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 0.8%
ADTRAN, Inc.	42,996	851,751
Applied Optoelectronics, Inc. (a)(b)	25,282	208,071
Arista Networks, Inc. (a)	50,653	17,190,615
Aviat Networks, Inc. (a)	8,598	317,782
BK Technologies Corp.	2,781	10,874
Blonder Tongue Laboratories, Inc. (a)(b)	989	1,246
CalAmp Corp. (a)	32,487	450,595
Calix Networks, Inc. (a)	51,718	2,291,625
Cambium Networks Corp. (a)	4,865	280,759
Casa Systems, Inc. (a)	33,856	293,870
Ciena Corp. (a)	143,023	7,561,626
Cisco Systems, Inc.	3,879,648	205,233,379
Clearfield, Inc. (a)	11,056	418,138
ClearOne, Inc. (a)	9,941	23,759
CommScope Holding Co., Inc. (a)	183,727	3,731,495
Communications Systems, Inc.	5,307	35,398
COMSovereign Holding Corp. (b)	30,533	71,447
Comtech Telecommunications Corp.	24,242	613,080
Digi International, Inc. (a)	29,911	567,113
DZS, Inc. (a)	13,828	228,853
EchoStar Holding Corp. Class A (a)(b)	46,692	1,236,871
EMCORE Corp. (a)	32,790	318,063
Extreme Networks, Inc. (a)	114,442	1,309,216
F5 Networks, Inc. (a)	56,671	10,508,504
Genasys, Inc. (a)	28,754	156,709
Harmonic, Inc. (a)(b)	89,505	623,850
Infinera Corp. (a)(b)	184,880	1,774,848
Inseego Corp. (a)(b)	61,257	526,810
Juniper Networks, Inc.	299,345	7,881,754
KVH Industries, Inc. (a)	13,247	189,300
Lantronix, Inc. (a)	14,398	80,053
Lumentum Holdings, Inc. (a)	69,356	5,643,498
Motorola Solutions, Inc.	155,615	31,949,316
NETGEAR, Inc. (a)(b)	28,344	1,102,015
NetScout Systems, Inc. (a)	66,379	1,951,543
Network-1 Security Solutions, Inc.	6,331	21,146
Ondas Holdings, Inc. (b)	19,173	170,640
Optical Cable Corp. (a)	166	551
PC-Tel, Inc.	12,680	83,561
Plantronics, Inc. (a)	33,992	1,114,938
Resonant, Inc. (a)(b)	44,988	146,661
Ribbon Communications, Inc. (a)(b)	110,470	821,897
Tessco Technologies, Inc. (a)	4,410	32,810
Ubiquiti, Inc. (b)	6,937	2,091,644
ViaSat, Inc. (a)	62,517	3,324,654
Viavi Solutions, Inc. (a)	215,546	3,778,521
Vislink Technologies, Inc. (a)(b)	37,810	89,610
Westell Technologies, Inc. Class A (a)	5,599	4,422
		317,314,881
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (b)	6,247	263,186
Airgain, Inc. (a)	8,355	165,847
Akoustis Technologies, Inc. (a)	40,675	389,667
Amphenol Corp. Class A	551,281	37,079,160
Arlo Technologies, Inc. (a)	76,242	511,584
Arrow Electronics, Inc. (a)	68,463	8,238,153
Avnet, Inc.	91,252	4,020,563
Badger Meter, Inc. (b)	26,611	2,543,213
Bel Fuse, Inc. Class B (non-vtg.)	11,150	183,752
Belden, Inc.	40,830	2,065,998
Benchmark Electronics, Inc.	33,826	1,046,915
CDW Corp.	129,687	21,452,824
Cemtrex, Inc. (a)(b)	25,205	35,539
ClearSign Combustion Corp. (a)	30,692	151,005
Coda Octopus Group, Inc. (a)(b)	2,455	21,039
Cognex Corp.	162,356	12,889,443
Coherent, Inc. (a)	22,390	5,879,838
Corning, Inc.	707,559	30,870,799
CPS Technologies Corp. (a)	6,405	40,864
CTS Corp.	28,792	1,101,294
Daktronics, Inc. (a)	29,851	201,793
Digital Ally, Inc. (a)(b)	36,367	63,279
Dolby Laboratories, Inc. Class A	59,920	5,844,597
eMagin Corp. (a)	54,556	222,043
ePlus, Inc. (a)	12,413	1,173,897
Fabrinet (a)	33,868	3,037,621
FARO Technologies, Inc. (a)	16,302	1,233,246
Frequency Electronics, Inc. (a)	770	7,669
Identiv, Inc. (a)	16,455	256,369
IEC Electronics Corp. (a)	10,084	112,941
II-VI, Inc. (a)(b)	95,967	6,465,297
Insight Enterprises, Inc. (a)	32,707	3,417,227
Intellicheck, Inc. (a)	16,349	122,618
IPG Photonics Corp. (a)	32,842	6,872,517
Iteris, Inc. (a)	36,087	265,961
Itron, Inc. (a)	40,704	3,881,126
Jabil, Inc.	125,258	7,070,814
KEY Tronic Corp. (a)	5,878	40,147
Keysight Technologies, Inc. (a)	171,470	24,413,899
Kimball Electronics, Inc. (a)(b)	23,690	530,182
Knowles Corp. (a)	83,582	1,716,774
LGL Group, Inc. (a)	2,530	28,210
LGL Group, Inc. warrants 11/16/25 (a)	2,530	1,316
LightPath Technologies, Inc. Class A (a)	20,018	47,643
Littelfuse, Inc.	22,509	5,880,251
Luna Innovations, Inc. (a)(b)	25,649	260,337
Methode Electronics, Inc. Class A	35,281	1,706,895
MicroVision, Inc. (a)(b)	132,744	2,070,806
MICT, Inc. (a)	90,656	191,284
Napco Security Technolgies, Inc. (a)	11,042	359,307
National Instruments Corp.	120,535	4,917,828
Neonode, Inc. (a)	5,879	37,861
nLIGHT, Inc. (a)	33,481	981,663
Novanta, Inc. (a)	33,316	4,629,925
OSI Systems, Inc. (a)	15,586	1,501,867
Par Technology Corp. (a)(b)	18,091	1,211,373
PC Connection, Inc.	10,265	500,829
Plexus Corp. (a)	26,295	2,598,209
Powerfleet, Inc. (a)	35,724	240,780
Research Frontiers, Inc. (a)(b)	16,079	38,268
RF Industries Ltd. (a)	5,266	40,022
Richardson Electronics Ltd.	6,989	59,756
Rogers Corp. (a)	17,172	3,217,174
Sanmina Corp. (a)	59,699	2,513,925
ScanSource, Inc. (a)	23,575	719,745
SYNNEX Corp.	38,051	4,817,257
TE Connectivity Ltd.	304,288	41,285,796
Trimble, Inc. (a)	231,361	17,997,572
TTM Technologies, Inc. (a)	89,525	1,356,304
Velodyne Lidar, Inc. (a)(b)	40,061	386,589
Vishay Intertechnology, Inc.	121,644	2,927,971
Vishay Precision Group, Inc. (a)	12,626	411,608
Vontier Corp.	155,029	5,438,417
Wayside Technology Group, Inc.	2,050	59,143
Wireless Telecom Group, Inc. (a)	3,302	5,580
Wrap Technologies, Inc. (a)(b)	22,749	203,831
Zebra Technologies Corp. Class A (a)	49,205	24,457,345
		329,003,387
IT Services - 5.0%
Accenture PLC Class A	582,965	164,489,404
Affirm Holdings, Inc. (b)	29,766	1,810,070
Akamai Technologies, Inc. (a)	149,943	17,124,990
Alliance Data Systems Corp.	45,462	5,503,175
American Virtual Cloud Technologies, Inc. (a)(b)	4,315	26,149
Automatic Data Processing, Inc.	393,605	77,154,452
BigCommerce Holdings, Inc. (a)(b)	10,806	587,738
Black Knight, Inc. (a)	144,128	10,577,554
BM Technologies, Inc.	4,055	46,896
BM Technologies, Inc. (a)(b)	11,604	149,111
Brightcove, Inc. (a)(b)	35,720	517,940
Broadridge Financial Solutions, Inc.	106,427	16,972,978
Cantaloupe, Inc. (a)	51,542	629,328
Cardtronics PLC (a)	32,715	1,273,595
Cass Information Systems, Inc.	11,340	517,444
Cognizant Technology Solutions Corp. Class A	487,994	34,920,851
Computer Task Group, Inc. (a)	11,782	119,823
Concentrix Corp. (a)	38,474	5,875,749
Conduent, Inc. (a)	154,486	1,171,004
CSG Systems International, Inc.	30,320	1,335,293
CSP, Inc. (a)	1,089	11,271
DXC Technology Co. (a)	234,557	8,894,401
EPAM Systems, Inc. (a)	51,708	24,695,741
Euronet Worldwide, Inc. (a)	48,754	7,295,549
EVERTEC, Inc.	54,490	2,371,950
EVO Payments, Inc. Class A (a)	42,617	1,220,551
Exela Technologies, Inc. (a)(b)	30,008	46,512
ExlService Holdings, Inc. (a)	30,797	3,140,678
Fastly, Inc. Class A (a)(b)	79,255	3,740,043
Fidelity National Information Services, Inc.	571,161	85,091,566
Fiserv, Inc. (a)	547,347	63,054,374
FleetCor Technologies, Inc. (a)	76,723	21,055,860
Gartner, Inc. (a)	81,457	18,884,991
Genpact Ltd.	160,749	7,352,659
Global Payments, Inc.	271,553	52,602,532
GoDaddy, Inc. (a)	156,047	12,633,565
GreenSky, Inc. Class A (a)	49,586	290,574
Grid Dynamics Holdings, Inc. (a)	23,507	361,303
GTT Communications, Inc. (a)(b)	22,906	34,130
Hackett Group, Inc.	25,288	450,379
i3 Verticals, Inc. Class A (a)	20,536	638,054
IBM Corp.	821,588	118,095,059
Information Services Group, Inc.	31,896	186,911
Innodata, Inc. (a)(b)	16,295	102,007
Inpixon (a)(b)	31,695	33,597
International Money Express, Inc. (a)	23,580	360,067
Jack Henry & Associates, Inc.	70,132	10,810,848
Limelight Networks, Inc. (a)	121,523	376,721
Liveramp Holdings, Inc. (a)	61,319	3,080,667
Marathon Digital Holdings, Inc. (a)(b)	79,173	1,961,115
MasterCard, Inc. Class A	806,086	290,658,490
Maximus, Inc.	56,771	5,260,969
MoneyGram International, Inc. (a)	59,365	581,777
MongoDB, Inc. Class A (a)	47,839	13,966,118
Okta, Inc. (a)	113,615	25,272,521
Paya Holdings, Inc. (a)(b)	51,829	514,144
Paychex, Inc.	295,495	29,886,364
PayPal Holdings, Inc. (a)	1,077,094	280,065,982
Paysign, Inc. (a)(b)	30,038	99,426
Perficient, Inc. (a)	30,299	2,169,105
PFSweb, Inc. (a)	14,740	110,992
Priority Technology Holdings, Inc. (a)(b)	7,215	55,916
Rackspace Technology, Inc. (a)(b)	32,835	662,610
Repay Holdings Corp. (a)	69,558	1,579,662
Research Solutions, Inc. (a)	20,127	48,104
Sabre Corp. (a)(b)	288,737	3,999,007
ServiceSource International, Inc. (a)	67,777	84,043
Shift4 Payments, Inc.	32,819	3,061,685
Snowflake Computing, Inc.	55,068	13,107,836
Square, Inc. (a)	358,559	79,786,549
StarTek, Inc. (a)	9,134	57,818
Steel Connect, Inc. (a)	35,785	71,570
Switch, Inc. Class A	80,611	1,521,130
Sykes Enterprises, Inc. (a)	36,323	1,522,660
The Western Union Co.	377,325	9,233,143
Ttec Holdings, Inc.	16,822	1,823,673
Tucows, Inc. (a)(b)	8,756	683,844
Twilio, Inc. Class A (a)	147,279	49,485,744
Unisys Corp. (a)	58,994	1,516,736
Usio, Inc. (a)(b)	12,400	72,292
VeriSign, Inc. (a)	91,566	20,137,195
Verra Mobility Corp. (a)	126,053	1,796,255
Visa, Inc. Class A (b)	1,559,198	354,405,705
WEX, Inc. (a)	40,682	7,970,011
WidePoint Corp. (a)	6,632	44,766
		1,990,991,061
Semiconductors & Semiconductor Equipment - 5.0%
ACM Research, Inc. (a)	9,393	713,680
Advanced Energy Industries, Inc.	35,795	3,651,448
Advanced Micro Devices, Inc. (a)	1,113,816	89,194,385
AEHR Test Systems (a)	18,714	42,107
Allegro MicroSystems LLC (a)	38,521	1,009,635
Alpha & Omega Semiconductor Ltd. (a)	18,423	593,405
Ambarella, Inc. (a)	32,194	3,231,634
Amkor Technology, Inc.	98,032	2,068,475
Amtech Systems, Inc. (a)	9,659	100,840
Analog Devices, Inc. (b)	339,113	55,818,000
Applied Materials, Inc.	843,919	116,570,531
Atomera, Inc. (a)(b)	18,305	321,253
Axcelis Technologies, Inc. (a)	31,037	1,286,173
AXT, Inc. (a)	33,785	343,931
Broadcom, Inc.	375,320	177,274,896
Brooks Automation, Inc.	68,024	6,944,570
CEVA, Inc. (a)	21,051	944,558
Cirrus Logic, Inc. (a)	53,058	4,142,238
CMC Materials, Inc.	26,657	4,113,975
Cohu, Inc. (a)	43,251	1,609,802
Cree, Inc. (a)(b)	106,285	10,629,563
CVD Equipment Corp. (a)(b)	7,163	30,156
CyberOptics Corp. (a)	6,655	198,319
Diodes, Inc. (a)	38,630	2,923,132
DSP Group, Inc. (a)	21,479	337,650
Enphase Energy, Inc. (a)	119,084	17,034,966
Entegris, Inc.	124,522	14,251,543
Everspin Technologies, Inc. (a)(b)	9,792	60,221
First Solar, Inc. (a)	77,598	5,905,984
FormFactor, Inc. (a)	73,360	2,585,940
GSI Technology, Inc. (a)	11,507	71,919
Ichor Holdings Ltd. (a)	25,497	1,434,461
Impinj, Inc. (a)(b)	20,456	1,064,735
Intel Corp.	3,736,478	213,427,623
Intest Corp. (a)	11,163	157,175
KLA Corp.	141,803	44,935,953
Kopin Corp. (a)	63,278	512,552
Kulicke & Soffa Industries, Inc.	56,938	2,955,082
Lam Research Corp.	131,452	85,424,082
Lattice Semiconductor Corp. (a)	126,079	6,691,013
MACOM Technology Solutions Holdings, Inc. (a)	42,680	2,526,656
Marvell Technology, Inc.	731,628	35,337,632
Maxim Integrated Products, Inc.	246,639	25,159,644
MaxLinear, Inc. Class A (a)	62,357	2,370,813
Microchip Technology, Inc.	247,984	38,921,089
Micron Technology, Inc. (a)	1,028,784	86,561,886
MKS Instruments, Inc.	51,057	9,610,459
Monolithic Power Systems, Inc.	39,562	13,574,513
MoSys, Inc. (a)	89	468
NeoPhotonics Corp. (a)	46,343	473,162
NVE Corp. (b)	4,736	330,857
NVIDIA Corp.	570,101	370,440,228
NXP Semiconductors NV	254,647	53,837,469
ON Semiconductor Corp. (a)	379,420	15,191,977
Onto Innovation, Inc. (a)	44,877	3,220,822
PDF Solutions, Inc. (a)	27,073	472,153
Photronics, Inc. (a)	58,765	795,678
Pixelworks, Inc. (a)(b)	51,149	178,510
Power Integrations, Inc.	55,006	4,520,943
Qorvo, Inc. (a)	104,456	19,086,200
Qualcomm, Inc.	1,044,363	140,508,598
QuickLogic Corp. (a)	10,553	65,323
Rambus, Inc. (a)	101,534	1,986,005
Rubicon Technology, Inc. (a)	738	7,262
Semtech Corp. (a)	59,396	3,741,948
Silicon Laboratories, Inc. (a)	40,630	5,548,433
SiTime Corp. (a)	11,471	1,127,943
Skyworks Solutions, Inc.	151,817	25,808,890
SMART Global Holdings, Inc. (a)(b)	12,823	607,810
SolarEdge Technologies, Inc. (a)	47,578	12,275,600
Summit Wireless Technologies, Inc. (a)	14,292	60,026
SunPower Corp. (a)(b)	73,480	1,718,697
Synaptics, Inc. (a)	32,446	4,098,903
Teradyne, Inc.	153,658	20,336,636
Texas Instruments, Inc.	845,521	160,496,796
Ultra Clean Holdings, Inc. (a)	40,052	2,256,129
Universal Display Corp.	39,534	8,533,809
Veeco Instruments, Inc. (a)	45,201	1,076,688
Xilinx, Inc.	226,259	28,734,893
		1,982,209,153
Software - 8.7%
2U, Inc. (a)(b)	67,918	2,473,574
8x8, Inc. (a)	98,274	2,314,353
A10 Networks, Inc. (a)	53,724	522,735
ACI Worldwide, Inc. (a)	108,299	4,143,520
Adobe, Inc. (a)	440,501	222,267,995
Agilysys, Inc. (a)	18,421	935,603
Alarm.com Holdings, Inc. (a)	42,463	3,476,870
Altair Engineering, Inc. Class A (a)(b)	41,258	2,779,551
Alteryx, Inc. Class A (a)(b)	53,899	4,191,725
American Software, Inc. Class A	27,822	559,779
Anaplan, Inc. (a)	129,811	6,686,565
ANSYS, Inc. (a)	79,891	26,998,365
AppFolio, Inc. (a)	15,837	2,136,253
Appian Corp. Class A (a)(b)	35,709	3,230,950
Asana, Inc. (a)(b)	15,086	554,863
Aspen Technology, Inc. (a)	62,456	8,523,370
Asure Software, Inc. (a)(b)	15,130	127,849
AudioEye, Inc. (a)(b)	4,634	84,988
Autodesk, Inc. (a)	202,196	57,799,749
Avalara, Inc. (a)	78,313	10,350,629
Avaya Holdings Corp. (a)	70,551	2,023,403
Aware, Inc. (a)	5,680	21,584
Benefitfocus, Inc. (a)	26,659	394,287
Bill.Com Holdings, Inc. (a)	56,528	8,418,150
Bio-Key International, Inc. (a)(b)	11,210	45,176
Blackbaud, Inc. (a)	44,040	3,113,188
BlackLine, Inc. (a)	47,171	4,904,369
Bottomline Technologies, Inc. (a)	35,671	1,333,382
Box, Inc. Class A (a)	132,339	3,084,822
BSQUARE Corp. (a)	13,276	29,473
BTRS Holdings, Inc. (a)	57,198	817,931
C3.Ai, Inc. (b)	14,976	924,169
Cadence Design Systems, Inc. (a)	256,912	32,625,255
CDK Global, Inc.	111,903	5,857,003
Cerence, Inc. (a)(b)	34,554	3,287,122
Ceridian HCM Holding, Inc. (a)	120,850	10,811,241
ChannelAdvisor Corp. (a)	26,783	635,561
Citrix Systems, Inc.	112,943	12,983,927
Cleanspark, Inc. (a)	28,721	481,364
Cloudera, Inc. (a)	198,338	2,550,627
Cloudflare, Inc. (a)	173,575	14,243,565
CommVault Systems, Inc. (a)	43,265	3,295,495
Cornerstone OnDemand, Inc. (a)	56,673	2,491,912
Coupa Software, Inc. (a)	66,784	15,907,949
Crowdstrike Holdings, Inc. (a)	173,352	38,510,147
Datadog, Inc. Class A (a)	190,884	17,379,988
Datto Holding Corp. (b)	22,276	600,115
Digimarc Corp. (a)(b)	13,102	455,557
Digital Turbine, Inc. (a)	69,543	4,601,660
DocuSign, Inc. (a)	171,702	34,618,557
Domo, Inc. Class B (a)	25,319	1,683,714
Dropbox, Inc. Class A (a)	271,184	7,416,882
Duck Creek Technologies, Inc. (a)(b)	30,317	1,191,761
Dynatrace, Inc. (a)	169,386	8,764,032
E2open Parent Holdings, Inc. (a)	114,746	1,461,864
Ebix, Inc. (b)	21,190	580,606
eGain Communications Corp. (a)	18,108	181,804
Elastic NV (a)	57,598	6,808,660
Envestnet, Inc. (a)	50,647	3,645,065
Everbridge, Inc. (a)(b)	33,208	3,901,940
Evolving Systems, Inc. (a)(b)	1,466	2,741
Fair Isaac Corp. (a)	26,859	13,592,266
FireEye, Inc. (a)	218,598	4,890,037
Five9, Inc. (a)	61,107	10,822,050
Fortinet, Inc. (a)	124,725	27,257,402
fuboTV, Inc. (a)(b)	44,917	1,066,330
GSE Systems, Inc. (a)	36,520	65,736
GTY Technology Holdings, Inc. (a)	45,295	271,770
Guidewire Software, Inc. (a)	76,976	7,523,634
HubSpot, Inc. (a)	40,263	20,307,852
Intelligent Systems Corp. (a)(b)	6,574	214,773
InterDigital, Inc.	28,087	2,268,868
Intrusion, Inc. (a)(b)	13,138	195,231
Intuit, Inc.	251,776	110,552,324
Inuvo, Inc. (a)(b)	78,271	60,457
Issuer Direct Corp. (a)	3,190	82,557
j2 Global, Inc. (a)(b)	38,870	4,840,481
Jamf Holding Corp. (a)	26,074	904,246
Kaspien Holdings, Inc. (a)	43	998
LivePerson, Inc. (a)(b)	57,817	3,177,044
Manhattan Associates, Inc. (a)	58,799	7,995,488
Marin Software, Inc. (a)	420	668
McAfee Corp.	32,241	810,216
Medallia, Inc. (a)(b)	75,367	1,934,671
Microsoft Corp.	6,935,531	1,731,663,380
MicroStrategy, Inc. Class A (a)(b)	7,076	3,325,720
Mimecast Ltd. (a)	54,018	2,700,360
Mitek Systems, Inc. (a)	40,462	686,236
Model N, Inc. (a)	28,184	1,005,323
Net Element International, Inc. (a)	2,799	28,914
NetSol Technologies, Inc. (a)	4,917	22,766
New Relic, Inc. (a)	49,799	3,121,401
NortonLifeLock, Inc.	535,456	14,810,713
Nuance Communications, Inc. (a)	261,446	13,830,493
Nutanix, Inc. Class A (a)	177,093	5,580,200
NXT-ID, Inc. (a)	36,413	30,762
Oblong, Inc. (a)	14,552	52,533
ON24, Inc. (a)(b)	7,834	252,098
Onespan, Inc. (a)	31,110	813,527
Oracle Corp.	1,705,181	134,265,952
Pagerduty, Inc. (a)(b)	52,505	2,134,328
Palantir Technologies, Inc. (a)(b)	405,763	9,312,261
Palo Alto Networks, Inc. (a)	89,455	32,494,529
Park City Group, Inc. (a)(b)	10,554	63,218
Paycom Software, Inc. (a)	45,325	14,939,120
Paylocity Holding Corp. (a)	34,902	5,927,407
Pegasystems, Inc.	36,239	4,281,275
Phunware, Inc. (a)(b)	48,016	65,302
Ping Identity Holding Corp. (a)(b)	32,928	793,894
Progress Software Corp.	40,478	1,804,104
Proofpoint, Inc. (a)	52,079	8,999,772
PROS Holdings, Inc. (a)(b)	35,818	1,589,245
PTC, Inc. (a)	96,622	12,960,875
Q2 Holdings, Inc. (a)	47,833	4,540,787
QAD, Inc.:
Class A	10,346	739,325
Class B	1,267	61,107
Qualtrics International, Inc.	51,642	1,778,550
Qualys, Inc. (a)(b)	30,958	2,993,019
Qumu Corp. (a)	12,633	59,249
Rapid7, Inc. (a)	48,245	4,035,694
RealNetworks, Inc. (a)	17,271	41,105
Rimini Street, Inc. (a)	22,484	146,371
RingCentral, Inc. (a)	74,165	19,466,088
Riot Blockchain, Inc. (a)(b)	61,274	1,662,364
SailPoint Technologies Holding, Inc. (a)(b)	83,995	3,908,287
Salesforce.com, Inc. (a)	843,817	200,912,828
SeaChange International, Inc. (a)	22,733	26,370
SecureWorks Corp. (a)	7,771	109,416
ServiceNow, Inc. (a)	180,413	85,494,112
SharpSpring, Inc. (a)	10,181	138,971
ShotSpotter, Inc. (a)(b)	7,676	312,490
Slack Technologies, Inc. Class A (a)	460,355	20,274,034
Smartsheet, Inc. (a)	105,312	6,221,833
Smith Micro Software, Inc. (a)	29,852	160,902
SolarWinds, Inc. (a)(b)	65,891	1,090,496
Splunk, Inc. (a)	149,588	18,130,066
Sprout Social, Inc. (a)	26,004	1,805,198
SPS Commerce, Inc. (a)	33,898	3,181,666
SS&C Technologies Holdings, Inc.	205,832	15,204,810
Sumo Logic, Inc.	14,851	279,199
Support.com, Inc. (a)(b)	11,561	32,602
SVMK, Inc. (a)	111,401	2,166,749
Synchronoss Technologies, Inc. (a)(b)	30,309	88,199
Synopsys, Inc. (a)	140,291	35,681,613
Telos Corp.	21,964	722,176
Tenable Holdings, Inc. (a)	62,129	2,596,992
Teradata Corp. (a)	99,790	4,776,947
The Trade Desk, Inc. (a)	39,271	23,096,846
Tyler Technologies, Inc. (a)	37,317	15,044,722
Upland Software, Inc. (a)	24,053	985,932
Varonis Systems, Inc. (a)	95,039	4,590,384
Verb Technology Co., Inc. (a)(b)	28,942	35,020
Verint Systems, Inc. (a)	60,226	2,777,021
Veritone, Inc. (a)(b)	23,748	455,249
Vertex, Inc. Class A (a)(b)	22,092	424,387
Viant Technology, Inc.	9,086	265,220
VirnetX Holding Corp. (b)	54,418	249,234
VMware, Inc. Class A (a)(b)	74,428	11,751,437
Workday, Inc. Class A (a)	169,356	38,735,104
Workiva, Inc. (a)	38,968	3,698,063
Xperi Holding Corp. (b)	96,113	2,058,740
Yext, Inc. (a)	88,236	1,276,775
Zendesk, Inc. (a)	108,406	14,814,764
Zix Corp. (a)	52,714	367,417
Zoom Video Communications, Inc. Class A (a)	188,279	62,420,137
Zscaler, Inc. (a)	68,511	13,304,836
Zuora, Inc. (a)	93,505	1,446,522
		3,485,273,566
Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp. (a)	113,905	3,349,946
Apple, Inc.	14,512,530	1,808,406,302
Astro-Med, Inc. (a)	5,791	94,104
Avid Technology, Inc. (a)	38,441	1,187,058
Boxlight Corp. (a)(b)	45,872	114,680
Corsair Gaming, Inc. (b)	19,702	615,096
Dell Technologies, Inc. (a)	218,318	21,534,888
Diebold Nixdorf, Inc. (a)	71,873	973,160
Eastman Kodak Co. (a)(b)	55,448	394,790
Hewlett Packard Enterprise Co.	1,202,353	19,189,554
HP, Inc.	1,151,566	33,660,274
Immersion Corp. (a)	17,776	151,985
Intevac, Inc. (a)	20,748	144,199
NCR Corp. (a)	119,161	5,743,560
NetApp, Inc.	204,763	15,842,513
One Stop Systems, Inc. (a)	9,489	55,036
Pure Storage, Inc. Class A (a)	225,256	4,291,127
Quantum Corp. (a)	52,052	390,911
Seagate Technology Holdings PLC	185,874	17,797,436
Socket Mobile, Inc. (a)	6,713	39,674
Sonim Technologies, Inc. (a)	31,339	15,917
Super Micro Computer, Inc. (a)	39,533	1,373,376
Transact Technologies, Inc. (a)	3,227	45,081
Western Digital Corp. (a)	283,076	21,295,807
Xerox Holdings Corp.	152,491	3,575,914
		1,960,282,388

TOTAL INFORMATION TECHNOLOGY		10,065,074,436

MATERIALS - 3.0%
Chemicals - 1.9%
Advanced Emissions Solutions, Inc. (a)	15,397	122,252
AdvanSix, Inc. (a)	26,304	832,785
AgroFresh Solutions, Inc. (a)	16,647	36,790
Air Products & Chemicals, Inc.	203,505	60,982,308
Albemarle Corp. U.S.	107,429	17,949,237
American Vanguard Corp.	25,602	470,821
Amyris, Inc. (a)	154,880	2,203,942
Ashland Global Holdings, Inc. (b)	50,419	4,781,738
Avient Corp.	85,864	4,463,211
Axalta Coating Systems Ltd. (a)	191,111	6,199,641
Balchem Corp.	29,662	3,885,722
Cabot Corp.	51,804	3,293,698
Celanese Corp. Class A	104,657	17,315,501
CF Industries Holdings, Inc.	197,206	10,485,443
Chase Corp.	6,986	740,516
Core Molding Technologies, Inc. (a)	5,722	77,247
Corteva, Inc.	684,578	31,148,299
Crown ElectroKinetics Corp. (a)(b)	10,703	46,451
Danimer Scientific, Inc. (a)	56,371	1,250,309
Dow, Inc.	686,214	46,950,762
DuPont de Nemours, Inc.	495,571	41,920,351
Eastman Chemical Co.	124,818	15,652,177
Ecolab, Inc.	228,657	49,179,548
Element Solutions, Inc.	201,867	4,721,669
Ferro Corp. (a)	73,789	1,593,842
Flotek Industries, Inc. (a)(b)	48,260	105,207
FMC Corp.	118,853	13,868,957
FutureFuel Corp.	24,504	251,656
GCP Applied Technologies, Inc. (a)	45,355	1,105,755
H.B. Fuller Co.	47,433	3,278,569
Hawkins, Inc.	17,688	601,746
Huntsman Corp.	183,976	5,221,239
Ingevity Corp. (a)(b)	37,099	3,053,619
Innospec, Inc.	22,330	2,257,786
International Flavors & Fragrances, Inc.	228,995	32,441,722
Intrepid Potash, Inc. (a)	9,754	279,159
Koppers Holdings, Inc. (a)	19,415	673,118
Kraton Performance Polymers, Inc. (a)	28,861	979,831
Kronos Worldwide, Inc.	20,830	338,279
Linde PLC	480,544	144,451,526
Livent Corp. (a)(b)	134,486	2,623,822
Loop Industries, Inc. (a)(b)	23,641	218,206
LSB Industries, Inc. (a)	21,133	132,927
LyondellBasell Industries NV Class A	237,264	26,720,672
Marrone Bio Innovations, Inc. (a)	93,833	131,366
Minerals Technologies, Inc.	30,932	2,691,084
NewMarket Corp.	6,658	2,285,225
Northern Technologies International Corp.	7,022	115,723
Olin Corp.	131,694	6,438,520
Orion Engineered Carbons SA (a)	55,913	1,131,679
PPG Industries, Inc.	217,824	39,147,329
PQ Group Holdings, Inc.	47,465	775,578
Quaker Chemical Corp. (b)	12,119	2,939,463
Rayonier Advanced Materials, Inc. (a)	57,477	443,722
RPM International, Inc.	119,207	11,149,431
Sensient Technologies Corp.	38,681	3,355,577
Sherwin-Williams Co.	222,274	63,021,347
Stepan Co.	19,613	2,641,087
The Chemours Co. LLC	152,996	5,497,146
The Mosaic Co.	318,749	11,519,589
The Scotts Miracle-Gro Co. Class A	37,385	8,126,377
Trecora Resources (a)	18,964	155,315
Tredegar Corp.	26,173	398,877
Trinseo SA (b)	35,220	2,287,187
Tronox Holdings PLC	99,496	2,336,166
Valhi, Inc.	1,779	45,756
Valvoline, Inc.	166,988	5,510,604
Venator Materials PLC (a)	51,475	255,831
W.R. Grace & Co.	56,895	3,898,445
Westlake Chemical Corp.	31,571	3,184,567
		744,391,047
Construction Materials - 0.1%
Eagle Materials, Inc.	38,338	5,626,485
Forterra, Inc. (a)	17,284	404,100
Martin Marietta Materials, Inc.	57,286	20,832,054
Smith-Midland Corp. (a)	1,536	27,432
Summit Materials, Inc. (a)	107,183	3,732,112
U.S. Concrete, Inc. (a)(b)	14,802	843,566
United States Lime & Minerals, Inc.	1,955	272,038
Vulcan Materials Co.	121,952	22,356,241
		54,094,028
Containers & Packaging - 0.4%
Amcor PLC	1,440,876	17,002,337
Aptargroup, Inc.	59,893	8,822,838
Avery Dennison Corp.	76,192	16,802,622
Ball Corp.	301,949	24,808,130
Berry Global Group, Inc. (a)	122,980	8,388,466
Crown Holdings, Inc.	123,796	12,780,699
Graphic Packaging Holding Co.	245,883	4,347,211
Greif, Inc.:
Class A	25,977	1,603,041
Class B	3,943	235,713
International Paper Co.	362,119	22,849,709
Myers Industries, Inc.	34,896	768,759
O-I Glass, Inc. (a)	146,653	2,702,815
Packaging Corp. of America	86,781	12,899,996
Pactiv Evergreen, Inc.	37,680	559,171
Ranpak Holdings Corp. (A Shares) (a)	34,039	751,581
Sealed Air Corp.	142,436	8,098,911
Silgan Holdings, Inc.	72,016	3,034,034
Sonoco Products Co.	92,666	6,256,808
UFP Technologies, Inc. (a)	6,778	368,994
WestRock Co.	242,321	14,132,161
		167,213,996
Metals & Mining - 0.6%
Alcoa Corp. (a)	170,532	6,765,004
Allegheny Technologies, Inc. (a)	116,763	2,859,526
Alpha Metallurgical Resources (a)	16,686	331,384
Ampco-Pittsburgh Corp. (a)	11,882	83,530
Arconic Rolled Products Corp. (a)	89,265	3,228,715
Carpenter Technology Corp.	44,314	2,123,527
Century Aluminum Co. (a)	46,149	628,088
Cleveland-Cliffs, Inc. (a)	422,847	8,507,682
Coeur d'Alene Mines Corp. (a)(b)	223,366	2,323,006
Commercial Metals Co.	109,936	3,459,686
Compass Minerals International, Inc.	30,781	2,151,592
Comstock Mining, Inc. (a)(b)	73,800	280,440
Freeport-McMoRan, Inc.	1,341,535	57,310,375
Friedman Industries	9,299	123,212
Gatos Silver, Inc.	21,364	364,043
Gold Resource Corp.	58,824	163,531
Golden Minerals Co. (a)(b)	129,922	95,804
Haynes International, Inc.	12,892	448,642
Hecla Mining Co.	495,488	4,459,392
Hycroft Mining Holding Corp. (a)(b)	33,866	136,141
Kaiser Aluminum Corp.	14,413	1,864,898
Materion Corp.	18,751	1,478,516
McEwen Mining, Inc. (a)(b)	282,542	415,337
MP Materials Corp. (a)(b)	54,927	1,542,350
Newmont Corp.	736,212	54,096,858
Nucor Corp.	274,231	28,119,647
Olympic Steel, Inc.	8,021	286,751
Paramount Gold Nevada Corp. (a)	2,346	2,510
Ramaco Resources, Inc. (a)	9,913	57,000
Reliance Steel & Aluminum Co.	58,382	9,812,263
Royal Gold, Inc.	60,565	7,496,130
Ryerson Holding Corp. (a)	14,931	247,257
Schnitzer Steel Industries, Inc. Class A	25,730	1,401,770
Solitario Exploration & Royalty Corp. (a)(b)	76,068	51,156
Steel Dynamics, Inc.	184,323	11,507,285
SunCoke Energy, Inc.	77,833	586,082
Synalloy Corp. (a)	5,467	53,959
TimkenSteel Corp. (a)	34,492	522,554
U.S. Antimony Corp. (a)	61,700	52,445
U.S. Gold Corp. (a)	7,183	87,992
United States Steel Corp.	240,204	6,228,490
Universal Stainless & Alloy Products, Inc. (a)	6,628	71,251
Warrior Metropolitan Coal, Inc.	45,857	839,183
Worthington Industries, Inc.	31,414	2,084,947
		224,749,951
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	15,713	448,292
Domtar Corp. (a)	50,163	2,720,339
Glatfelter Corp.	41,047	605,854
Louisiana-Pacific Corp.	97,828	6,575,020
Mercer International, Inc. (SBI)	37,291	553,398
Neenah, Inc.	15,261	807,765
Resolute Forest Products (a)	74,489	1,256,629
Schweitzer-Mauduit International, Inc.	28,769	1,176,940
Verso Corp.	29,133	495,552
		14,639,789

TOTAL MATERIALS		1,205,088,811

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust (SBI)	80,182	1,739,949
Agree Realty Corp.	58,721	4,126,912
Alexander & Baldwin, Inc.	66,258	1,272,816
Alexanders, Inc.	2,216	600,891
Alexandria Real Estate Equities, Inc.	117,393	20,926,476
Alpine Income Property Trust, Inc.	6,250	113,938
American Assets Trust, Inc.	46,231	1,689,743
American Campus Communities, Inc.	128,071	6,039,828
American Finance Trust, Inc.	102,805	935,526
American Homes 4 Rent Class A	247,246	9,412,655
American Tower Corp.	417,249	106,590,430
Americold Realty Trust	232,921	8,855,656
Apartment Income (REIT) Corp.	137,788	6,418,165
Apartment Investment & Management Co. Class A	141,461	997,300
Apple Hospitality (REIT), Inc.	190,657	3,025,727
Armada Hoffler Properties, Inc.	57,057	757,146
Ashford Hospitality Trust, Inc. (a)	61,821	250,375
AvalonBay Communities, Inc.	128,642	26,621,175
Bluerock Residential Growth (REIT), Inc.	21,867	212,329
Boston Properties, Inc.	130,564	15,349,104
Braemar Hotels & Resorts, Inc. (a)	30,857	189,771
Brandywine Realty Trust (SBI)	160,242	2,253,003
Brixmor Property Group, Inc.	274,646	6,237,211
Broadstone Net Lease, Inc.	35,011	764,640
BRT Apartments Corp.	10,645	190,865
Camden Property Trust (SBI)	89,811	11,260,503
CareTrust (REIT), Inc.	89,226	2,077,181
CatchMark Timber Trust, Inc.	46,738	558,519
Cedar Realty Trust, Inc.	11,190	159,234
Centerspace	12,392	882,186
Chatham Lodging Trust (a)	43,415	571,776
CIM Commercial Trust Corp.	9,860	118,123
City Office REIT, Inc.	40,163	464,284
Clipper Realty, Inc.	13,707	111,027
Colony Capital, Inc. (a)	448,678	3,082,418
Columbia Property Trust, Inc.	105,258	1,840,962
Community Healthcare Trust, Inc.	21,524	1,017,655
Condor Hospitality Trust, Inc. (a)	1,704	7,242
CorEnergy Infrastructure Trust, Inc.	10,738	65,394
CorePoint Lodging, Inc. (a)	38,394	402,753
CoreSite Realty Corp.	39,603	4,801,864
Corporate Office Properties Trust (SBI)	103,706	2,862,286
Cousins Properties, Inc.	138,210	5,126,209
Crown Castle International Corp.	396,784	75,190,568
CTO Realty Growth, Inc.	6,288	332,132
CubeSmart	184,926	8,097,910
CyrusOne, Inc.	111,509	8,223,789
DiamondRock Hospitality Co. (a)	193,291	1,871,057
Digital Realty Trust, Inc.	259,026	39,257,981
Diversified Healthcare Trust (SBI)	221,325	803,410
Douglas Emmett, Inc.	151,465	5,258,865
Duke Realty Corp.	343,173	15,943,818
Easterly Government Properties, Inc.	77,538	1,607,363
EastGroup Properties, Inc.	36,845	5,824,458
Empire State Realty Trust, Inc.	127,641	1,509,993
EPR Properties	68,305	3,357,191
Equinix, Inc.	82,179	60,542,913
Equity Commonwealth	112,532	3,087,878
Equity Lifestyle Properties, Inc.	155,885	11,046,011
Equity Residential (SBI)	315,755	24,455,225
Essential Properties Realty Trust, Inc.	105,867	2,710,195
Essex Property Trust, Inc.	59,934	17,697,911
Extra Space Storage, Inc.	121,757	18,240,416
Farmland Partners, Inc.	28,426	353,335
Federal Realty Investment Trust (SBI)	64,453	7,369,556
First Industrial Realty Trust, Inc.	118,361	5,993,801
Four Corners Property Trust, Inc.	70,372	1,953,527
Franklin Street Properties Corp.	87,864	451,621
Gaming & Leisure Properties	201,736	9,352,481
Getty Realty Corp.	34,988	1,089,176
Gladstone Commercial Corp.	34,597	749,717
Gladstone Land Corp.	24,438	565,251
Global Medical REIT, Inc.	42,146	606,902
Global Net Lease, Inc.	84,366	1,648,512
Healthcare Realty Trust, Inc.	128,563	3,900,601
Healthcare Trust of America, Inc.	202,204	5,542,412
Healthpeak Properties, Inc.	495,170	16,528,775
Hersha Hospitality Trust (a)	33,217	357,083
Highwoods Properties, Inc. (SBI)	98,572	4,502,769
Host Hotels & Resorts, Inc. (a)	649,206	11,146,867
Hudson Pacific Properties, Inc.	138,874	4,025,957
Independence Realty Trust, Inc.	94,974	1,622,156
Indus Realty Trust, Inc.	4,599	302,890
Industrial Logistics Properties Trust	61,044	1,529,763
Invitation Homes, Inc.	522,465	18,949,806
Iron Mountain, Inc.	265,961	11,579,942
iStar Financial, Inc. (b)	71,152	1,196,065
JBG SMITH Properties	102,250	3,293,473
Kilroy Realty Corp.	97,764	6,864,010
Kimco Realty Corp.	397,964	8,480,613
Kite Realty Group Trust	77,997	1,653,536
Lamar Advertising Co. Class A	79,632	8,347,026
Lexington Corporate Properties Trust	255,469	3,162,706
Life Storage, Inc.	69,874	6,948,271
LTC Properties, Inc.	36,861	1,444,214
Mack-Cali Realty Corp.	82,015	1,399,996
Medical Properties Trust, Inc.	534,709	11,319,790
Mid-America Apartment Communities, Inc.	104,987	16,871,411
Monmouth Real Estate Investment Corp. Class A	91,613	1,725,989
National Health Investors, Inc.	41,926	2,763,343
National Retail Properties, Inc.	162,175	7,516,811
National Storage Affiliates Trust	59,731	2,753,599
NETSTREIT Corp.	25,086	559,920
New Senior Investment Group, Inc.	72,134	478,248
NexPoint Residential Trust, Inc.	20,851	1,080,916
Office Properties Income Trust	46,222	1,351,069
Omega Healthcare Investors, Inc.	213,826	7,830,308
One Liberty Properties, Inc.	15,863	405,300
Outfront Media, Inc. (a)	135,490	3,243,631
Paramount Group, Inc.	152,561	1,675,120
Park Hotels & Resorts, Inc. (a)	219,234	4,557,875
Pebblebrook Hotel Trust	120,494	2,693,041
Pennsylvania Real Estate Investment Trust (SBI)	61,343	128,207
Physicians Realty Trust	194,321	3,523,040
Piedmont Office Realty Trust, Inc. Class A	114,305	2,113,499
Plymouth Industrial REIT, Inc.	28,981	554,696
Postal Realty Trust, Inc.	13,407	270,955
Potlatch Corp.	62,672	3,772,854
Preferred Apartment Communities, Inc. Class A	46,834	459,442
Prologis (REIT), Inc.	680,204	80,155,239
PS Business Parks, Inc.	19,381	3,003,280
Public Storage	140,171	39,595,504
QTS Realty Trust, Inc. Class A	59,393	3,764,328
Rayonier, Inc.	127,883	4,883,852
Realty Income Corp.	344,069	23,534,320
Regency Centers Corp.	145,950	9,428,370
Retail Opportunity Investments Corp.	109,342	1,952,848
Retail Properties America, Inc.	197,300	2,377,465
Retail Value, Inc.	14,548	255,463
Rexford Industrial Realty, Inc.	121,878	6,731,322
RLJ Lodging Trust	151,586	2,329,877
RPT Realty	75,010	956,378
Ryman Hospitality Properties, Inc. (a)	51,278	3,841,235
Sabra Health Care REIT, Inc.	201,296	3,516,641
Safehold, Inc.	13,455	943,196
Saul Centers, Inc.	12,846	571,005
SBA Communications Corp. Class A	100,570	29,981,928
Seritage Growth Properties (a)	32,885	555,099
Service Properties Trust	151,487	1,902,677
Simon Property Group, Inc.	302,371	38,851,650
SITE Centers Corp.	157,977	2,364,916
SL Green Realty Corp. (b)	63,569	5,035,936
Sotherly Hotels, Inc. (a)	14,233	52,947
Spirit Realty Capital, Inc.	106,866	5,050,487
Stag Industrial, Inc.	146,429	5,228,980
Store Capital Corp.	222,005	7,636,972
Summit Hotel Properties, Inc. (a)	96,324	925,674
Sun Communities, Inc.	102,686	17,191,690
Sunstone Hotel Investors, Inc. (a)	198,308	2,490,748
Tanger Factory Outlet Centers, Inc. (b)	86,370	1,514,066
Terreno Realty Corp.	63,717	4,053,676
The GEO Group, Inc. (b)	108,177	561,439
The Macerich Co.	105,272	1,674,878
UDR, Inc.	272,611	12,984,462
UMH Properties, Inc.	38,642	819,597
Uniti Group, Inc.	220,298	2,392,436
Universal Health Realty Income Trust (SBI)	12,404	858,357
Urban Edge Properties	101,574	1,965,457
Urstadt Biddle Properties, Inc. Class A	30,164	551,398
Ventas, Inc.	346,053	19,188,639
VEREIT, Inc.	210,948	10,034,796
VICI Properties, Inc. (b)	493,461	15,361,441
Vornado Realty Trust	143,979	6,807,327
Washington Prime Group, Inc. (a)(b)	19,071	42,338
Washington REIT (SBI)	83,302	1,970,092
Weingarten Realty Investors (SBI)	110,598	3,624,296
Welltower, Inc.	385,080	28,792,432
Weyerhaeuser Co.	688,581	26,138,535
Wheeler REIT, Inc. (a)	1,996	8,303
Whitestone REIT Class B	37,065	306,898
WP Carey, Inc.	161,245	12,165,935
Xenia Hotels & Resorts, Inc. (a)	104,676	2,031,761
		1,255,560,791
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc.	2,097	8,535
Altisource Portfolio Solutions SA (a)	6,401	43,719
CBRE Group, Inc. (a)	309,146	27,136,836
Cushman & Wakefield PLC (a)	99,700	1,895,297
eXp World Holdings, Inc. (a)(b)	51,544	1,662,809
Fathom Holdings, Inc. (a)(b)	3,445	113,754
Forestar Group, Inc. (a)	16,029	368,827
FRP Holdings, Inc. (a)	5,460	313,022
Howard Hughes Corp. (a)	41,311	4,371,943
Jones Lang LaSalle, Inc. (a)	47,109	9,527,795
Kennedy-Wilson Holdings, Inc.	111,710	2,216,326
Marcus & Millichap, Inc. (a)	22,121	869,355
Maui Land & Pineapple, Inc. (a)	5,834	62,190
Newmark Group, Inc.	148,190	1,911,651
Opendoor Technologies, Inc. (a)(b)	312,261	4,890,007
Rafael Holdings, Inc. (a)	10,050	519,585
RE/MAX Holdings, Inc.	16,601	581,201
Realogy Holdings Corp. (a)	105,613	1,870,406
Redfin Corp. (a)	94,549	5,581,227
Stratus Properties, Inc. (a)	6,054	164,487
Tejon Ranch Co. (a)	19,879	297,390
The RMR Group, Inc.	14,678	574,203
The St. Joe Co. (b)	28,687	1,341,691
Transcontinental Realty Investors, Inc. (a)	4,117	119,805
Trinity Place Holdings, Inc. (a)	22,659	43,279
		66,485,340

TOTAL REAL ESTATE		1,322,046,131

UTILITIES - 2.4%
Electric Utilities - 1.4%
Allete, Inc.	47,743	3,289,015
Alliant Energy Corp.	229,328	13,106,095
American Electric Power Co., Inc.	456,666	39,273,276
Avangrid, Inc. (b)	52,679	2,775,130
Duke Energy Corp.	706,245	70,779,874
Edison International	349,907	19,549,304
Entergy Corp.	184,971	19,470,047
Evergy, Inc.	208,947	12,952,625
Eversource Energy	316,556	25,701,182
Exelon Corp.	895,246	40,393,500
FirstEnergy Corp.	500,764	18,983,963
Genie Energy Ltd. Class B	18,987	115,821
Hawaiian Electric Industries, Inc.	99,790	4,295,960
IDACORP, Inc.	46,314	4,536,456
MGE Energy, Inc.	35,603	2,670,937
NextEra Energy, Inc.	1,801,569	131,910,882
NRG Energy, Inc.	225,573	7,252,172
OGE Energy Corp.	183,114	6,317,433
Otter Tail Corp.	38,554	1,849,435
PG&E Corp. (a)	1,373,285	13,925,110
Pinnacle West Capital Corp.	103,612	8,763,503
PNM Resources, Inc.	77,602	3,811,810
Portland General Electric Co.	81,951	3,928,731
PPL Corp.	708,081	20,612,238
Southern Co.	969,837	61,991,981
Spark Energy, Inc. Class A, (b)	10,424	108,305
Xcel Energy, Inc.	494,919	35,079,859
		573,444,644
Gas Utilities - 0.1%
Atmos Energy Corp.	117,954	11,697,498
Chesapeake Utilities Corp.	16,063	1,840,177
National Fuel Gas Co.	83,681	4,342,207
New Jersey Resources Corp.	88,206	3,768,160
Northwest Natural Holding Co.	28,641	1,514,536
ONE Gas, Inc.	49,259	3,660,929
RGC Resources, Inc. (b)	6,533	149,475
South Jersey Industries, Inc. (b)	92,355	2,462,184
Southwest Gas Holdings, Inc.	52,559	3,469,420
Spire, Inc.	47,166	3,379,916
UGI Corp.	191,827	8,833,633
		45,118,135
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	22,331	561,178
Class C	76,245	2,045,653
Ormat Technologies, Inc. (b)	41,052	2,834,641
Sunnova Energy International, Inc. (a)	57,621	1,682,533
The AES Corp.	615,214	15,632,588
Vistra Corp.	447,251	7,232,049
		29,988,642
Multi-Utilities - 0.7%
Ameren Corp.	234,000	19,702,800
Avista Corp.	63,898	2,896,496
Black Hills Corp.	58,149	3,825,623
CenterPoint Energy, Inc.	504,246	12,757,424
CMS Energy Corp.	263,478	16,530,610
Consolidated Edison, Inc.	315,574	24,374,936
Dominion Energy, Inc.	740,404	56,374,361
DTE Energy Co.	178,435	24,622,246
MDU Resources Group, Inc.	184,723	6,217,776
NiSource, Inc.	359,402	9,164,751
NorthWestern Energy Corp.	46,304	2,933,358
Public Service Enterprise Group, Inc.	465,553	28,920,152
Sempra Energy	289,652	39,244,949
Unitil Corp. (b)	14,404	790,059
WEC Energy Group, Inc.	291,962	27,418,151
		275,773,692
Water Utilities - 0.1%
American States Water Co.	33,674	2,672,705
American Water Works Co., Inc.	167,006	25,889,270
Artesian Resources Corp. Class A	7,843	323,445
Cadiz, Inc. (a)(b)	30,774	423,450
California Water Service Group	46,033	2,616,516
Essential Utilities, Inc.	205,265	9,811,667
Global Water Resources, Inc.	9,437	161,184
Middlesex Water Co.	15,904	1,367,108
Pure Cycle Corp. (a)	21,890	309,525
SJW Corp.	24,340	1,568,713
York Water Co. (b)	13,007	654,642
		45,798,225

TOTAL UTILITIES		970,123,338

TOTAL COMMON STOCKS
(Cost $28,540,249,598)		39,777,395,018
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.04% 6/3/21 (e)
(Cost $4,999,989)	5,000,000	4,999,999
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.03% (f)	196,051,928	$196,091,139
Fidelity Securities Lending Cash Central Fund 0.03% (f)(g)	865,587,720	865,674,279
TOTAL MONEY MARKET FUNDS
(Cost $1,061,765,418)		1,061,765,418
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $29,607,015,005)		40,844,160,435
NET OTHER ASSETS (LIABILITIES) - (2.0)%(h)		(810,688,018)
NET ASSETS - 100%		$40,033,472,417

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	219	June 2021	$24,841,170	$1,009,986	$1,009,986
CME E-mini S&P 500 Index Contracts (United States)	817	June 2021	171,668,040	7,495,187	7,495,187
CME E-mini S&P MidCap 400 Index Contracts (United States)	47	June 2021	12,815,490	485,540	485,540
TOTAL FUTURES CONTRACTS					$8,990,713

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,938,687 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,999,999.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $9,386,650 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,936
Fidelity Securities Lending Cash Central Fund	1,038,848
Total	$1,061,784

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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